UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

Michael J. Leary, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: July 31
Date of reporting period: April 30, 2012

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Technical Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2012

Technical Opportunities Fund
As of 4-30-12 (Unaudited)

	Shares	Value

Common Stocks 100.5%		$586,858,026

(Cost $525,342,944)

Consumer Discretionary 29.6%		172,889,767

Automobiles 1.3%
Great Wall Motor Company, Ltd., H Shares	1,526,500	3,282,863
Tesla Motors, Inc. (I)(L)	124,750	4,132,968

Distributors 1.3%
LKQ Corp. (I)(L)	235,700	7,884,165

Hotels, Restaurants & Leisure 4.1%
Dunkin' Brands Group, Inc.	126,700	4,101,279
Las Vegas Sands Corp.	92,600	5,138,374
Melco Crown Entertainment, Ltd., ADR (I)(L)	386,511	5,998,651
Papa John's International, Inc. (I)	72,800	2,932,384
Sands China, Ltd.	1,452,400	5,692,889

Internet & Catalog Retail 5.1%
Amazon.com, Inc. (I)	23,000	5,333,700
Expedia, Inc. (L)	317,900	13,552,077
priceline.com, Inc. (I)	14,200	10,803,644

Leisure Equipment & Products 1.6%
Polaris Industries, Inc. (L)	114,900	9,127,656

Media 1.0%
Sirius XM Radio, Inc. (I)(L)	2,672,500	6,039,850

Multiline Retail 0.7%
Family Dollar Stores, Inc.	62,437	4,217,619

Specialty Retail 4.9%
ANN, Inc. (I)	196,400	5,438,316
DSW, Inc., Class A	100,400	5,648,504
Fast Retailing Company, Ltd.	19,300	4,307,252
Genesco, Inc. (I)	76,100	5,707,500
Vitamin Shoppe, Inc. (I)	59,600	2,805,372
Zumiez, Inc. (I)(L)	126,400	4,633,824

Textiles, Apparel & Luxury Goods 9.6%
Cia Hering	116,000	2,878,472
Liz Claiborne, Inc. (I)(L)	645,900	8,655,060
Lululemon Athletica, Inc. (I)(L)	107,700	7,984,878
Oxford Industries, Inc.	82,100	3,939,979
PVH Corp.	80,600	7,157,280
Ralph Lauren Corp.	34,000	5,857,180
Steven Madden, Ltd. (I)	239,400	10,344,474
Under Armour, Inc., Class A (I)(L)	94,900	9,293,557

Consumer Staples 2.4%		13,973,149

Beverages 1.0%
Companhia de Bebidas das Americas, ADR	133,700	5,612,726

Food & Staples Retailing 1.4%
Rite Aid Corp. (I)	2,591,200	3,757,240
The Fresh Market, Inc. (I)	22,100	1,130,857
Whole Foods Market, Inc.	41,800	3,472,326

1

Technical Opportunities Fund
As of 4-30-12 (Unaudited)

	Shares	Value

Energy 5.8%		$33,767,412

Energy Equipment & Services 1.6%
Gulfmark Offshore, Inc., Class A (I)	102,200	4,922,974
Petrofac, Ltd.	149,724	4,213,528

Oil, Gas & Consumable Fuels 4.2%
Concho Resources, Inc. (I)	67,500	7,234,650
Continental Resources, Inc. (I)	16,200	1,445,850
Pioneer Natural Resources Company	69,700	8,072,654
Whiting Petroleum Corp. (I)(L)	137,723	7,877,756

Financials 2.7%		16,033,112

Consumer Finance 0.8%
Discover Financial Services	138,400	4,691,760

Real Estate Investment Trusts 1.0%
Digital Realty Trust, Inc. (L)	76,423	5,738,603

Real Estate Management & Development 0.9%
BR Malls Participacoes SA	451,000	5,602,749

Health Care 23.0%		134,093,558

Biotechnology 11.5%
Amylin Pharmaceuticals, Inc. (I)(L)	856,700	22,197,097
Ariad Pharmaceuticals, Inc. (I)	265,000	4,319,500
Biogen Idec, Inc. (I)(L)	92,900	12,449,529
Cubist Pharmaceuticals, Inc. (I)	184,400	7,796,432
Gilead Sciences, Inc. (I)	110,500	5,747,105
Incyte Corp. (I)(L)	192,900	4,374,972
Myriad Genetics, Inc. (I)	44,300	1,152,243
Onyx Pharmaceuticals, Inc. (I)	204,100	9,288,591

Health Care Equipment & Supplies 3.6%
DENTSPLY International, Inc.	97,100	3,986,926
Endologix, Inc. (I)(L)	322,400	4,829,552
Intuitive Surgical, Inc. (I)	9,900	5,724,180
The Cooper Companies, Inc.	74,600	6,577,482

Health Care Providers & Services 1.0%
Omnicare, Inc.	158,700	5,529,108

Pharmaceuticals 6.9%
Elan Corp. PLC, ADR (I)(L)	537,100	7,406,609
Jazz Pharmaceuticals PLC (I)	91,300	4,659,039
Perrigo Company	71,800	7,531,820
Pfizer, Inc.	308,100	7,064,733
Questcor Pharmaceuticals, Inc. (I)(L)	166,400	7,471,360
Salix Pharmaceuticals, Ltd. (I)(L)	121,200	5,987,280

Industrials 10.2%		59,748,571

Aerospace & Defense 2.6%
Cubic Corp. (L)	91,303	4,220,938
Hexcel Corp. (I)(L)	254,900	6,979,162
Triumph Group, Inc.	64,800	4,070,736

Machinery 4.3%
Barnes Group, Inc. (L)	117,600	3,104,640
Chart Industries, Inc. (I)(L)	92,502	7,069,928
Colfax Corp. (I)	121,700	4,124,413
Pall Corp. (L)	97,000	5,782,170

2

Technical Opportunities Fund
As of 4-30-12 (Unaudited)

	Shares	Value

Industrials (continued)

Wabtec Corp.	67,600	$5,257,928

Professional Services 2.2%
Intertek Group PLC	90,504	3,692,202
On Assignment, Inc. (I)	285,800	5,347,318
Verisk Analytics, Inc., Class A (I)	75,600	3,700,620

Road & Rail 1.1%
Canadian National Railway Company	33,400	2,848,352
Localiza Rent a Car SA	207,900	3,550,164

Information Technology 22.1%		128,888,102

Communications Equipment 1.2%
F5 Networks, Inc. (I)	53,400	7,151,862

Computers & Peripherals 3.3%
Apple, Inc. (I)	22,100	12,911,704
Gemalto NV	80,415	5,995,902

Electronic Equipment, Instruments & Components 2.1%
FEI Company (I)(L)	138,300	6,938,511
Trimble Navigation, Ltd. (I)	99,000	5,359,860

Internet Software & Services 8.7%
eBay, Inc. (I)	157,700	6,473,585
LinkedIn Corp., Class A (I)	92,300	10,009,935
MercadoLibre, Inc.	94,400	9,132,256
Netease.com, Inc., ADR (I)(L)	137,900	8,318,128
Rackspace Hosting, Inc. (I)	97,800	5,681,202
Telecity Group PLC (I)	371,248	4,859,890
Zillow, Inc. (I)(L)	183,000	6,381,210

IT Services 0.7%
Cielo SA	143,040	4,292,363

Semiconductors & Semiconductor Equipment 1.6%
Imagination Technologies Group PLC (I)	660,220	7,369,530
Lattice Semiconductor Corp. (I)	372,500	2,033,850

Software 4.5%
Allot Communications, Ltd. (I)	190,500	4,674,870
Aspen Technology, Inc. (I)	211,700	4,187,426
Bottomline Technologies, Inc. (I)	198,500	4,670,705
Fortinet, Inc. (I)	56,274	1,469,877
Kenexa Corp. (I)(L)	140,200	4,580,334
NetSuite, Inc. (I)	131,400	5,831,532
Splunk, Inc.	16,600	563,570

Materials 4.7%		27,464,355

Chemicals 3.4%
Flotek Industries, Inc. (I)	218,000	2,973,520
Innophos Holdings, Inc.	107,900	5,305,443
Stepan Company (L)	48,800	4,433,968
Westlake Chemical Corp. (L)	113,900	7,283,905

Metals & Mining 0.7%
Iluka Resources, Ltd.	240,553	4,245,616

Paper & Forest Products 0.6%
KapStone Paper and Packaging Corp. (I)	178,400	3,221,903

3

Technical Opportunities Fund
As of 4-30-12 (Unaudited)

	Yield	Shares	Value

Securities Lending Collateral 15.0%			$88,051,444

(Cost $88,039,009)

John Hancock Collateral Investment Trust (W)	0.3316% (Y)	8,797,842	88,051,444

		Par Value	Value

Short-Term Investments 0.1%			$300,000

(Cost $300,000)

Repurchase Agreement 0.1%			300,000

JPMorgan Tri-Party Repurchase Agreement dated 4-30-12 at 0.200% to be repurchased at $300,002 on 5-1-12, collateralized by $305,028 Federal Home Loan
Bank, 6.214% due 10-1-37 (valued at $306,425, including interest)		$300,000	300,000

Total investments (Cost $613,681,953)† 115.6%			$675,209,470

Other assets and liabilities, net (15.6%)			($91,213,379)

Total net assets 100.0%			$583,996,091

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-12.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $617,338,484. Net unrealized appreciation aggregated $57,870,986, of which $65,571,837 related to appreciated investment securities and $7,700,851 related to depreciated investment securities.

4

Technical Opportunities Fund
As of 4-30-12 (Unaudited)

The Fund has the following country concentration as a percentage of net assets on 4-30-12:

United States	80.0%
Brazil	3.8%
United Kingdom	3.4%
Ireland	2.1%
China	2.0%
Canada	1.9%
Argentina	1.6%
Hong Kong	1.0%
Netherlands	1.0%
Macau	1.0%
Israel	0.8%
Japan	0.7%
Australia	0.7%

5

Technical Opportunities Fund
As of 4-30-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-12	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$172,889,767	$159,606,763	$13,283,004	—
Consumer Staples	13,973,149	13,973,149	—	—
Energy	33,767,412	29,553,884	4,213,528	—
Financials	16,033,112	16,033,112	—	—
Health Care	134,093,558	134,093,558	—	—
Industrials	59,748,571	56,056,369	3,692,202	—
Information Technology	128,888,102	110,662,780	18,225,322	—
Materials	27,464,355	23,218,739	4,245,616	—
Securities Lending Collateral	88,051,444	88,051,444	—	—
Short-Term Investments
Repurchase Agreement	300,000	—	300,000	—
Total Investments in Securities	$675,209,470	$631,249,798	$43,959,672	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended April 30, 2012, there were no transfers between the levels described above.

6

Technical Opportunities Fund
As of 4-30-12 (Unaudited)

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.

347Q3 4/12
6/12

John Hancock

MUTUAL FUNDS

John Hancock Multi Sector Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2012

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 42.7%				$483,071,021

(Cost $468,919,317)

Consumer Discretionary 7.2%				81,087,935

Auto Components 0.1%
Allison Transmission, Inc. (S)	7.125	05/15/19	500,000	523,750
The Goodyear Tire & Rubber Company	7.000	05/15/22	375,000	372,134
UCI International, Inc.	8.625	02/15/19	280,000	287,000

Automobiles 0.3%
Chrysler Group LLC	8.000	06/15/19	425,000	439,875
Chrysler Group LLC	8.250	06/15/21	200,000	207,000
Hyundai Capital Services, Inc. (S)	3.500	09/13/17	725,000	731,482
Hyundai Capital Services, Inc. (S)	6.000	05/05/15	1,725,000	1,889,306

Diversified Consumer Services 0.1%
SSI Investments II, Ltd.	11.125	06/01/18	425,000	470,688
The ServiceMaster Company	7.450	08/15/27	250,000	208,125
The ServiceMaster Company (S)	8.000	02/15/20	324,000	346,680

Hotels, Restaurants & Leisure 1.0%
American Casino & Entertainment Properties LLC	11.000	06/15/14	213,000	224,981
Boyd Gaming Corp.	9.125	12/01/18	830,000	871,500
Caesars Entertainment Operating Company, Inc.	5.375	12/15/13	275,000	254,375
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	350,000	386,750
Caesars Entertainment Operating Company, Inc.	12.750	04/15/18	185,000	157,481
Cap Cana SA (H)	10.000	04/30/16	222,300	44,460
Cap Cana SA, PIK	10.000	04/30/16	353,419	53,013
Isle of Capri Casinos, Inc.	7.000	03/01/14	525,000	523,688
Isle of Capri Casinos, Inc.	7.750	03/15/19	347,000	357,410
Jacobs Entertainment, Inc.	9.750	06/15/14	70,000	69,825
Marriott International, Inc.	3.000	03/01/19	3,250,000	3,229,450
McDonald's Corp.	2.625	01/15/22	3,000,000	2,972,493
MGM Resorts International	6.875	04/01/16	425,000	433,500
MGM Resorts International	7.500	06/01/16	510,000	530,400
MGM Resorts International (S)	8.625	02/01/19	305,000	331,306
Pinnacle Entertainment, Inc.	7.750	04/01/22	125,000	132,500
Pinnacle Entertainment, Inc.	8.625	08/01/17	425,000	465,375
Pinnacle Entertainment, Inc.	8.750	05/15/20	500,000	551,250

Household Durables 0.4%
American Standard Americas (S)	10.750	01/15/16	260,000	190,450
Newell Rubbermaid, Inc.	5.500	04/15/13	2,125,000	2,210,183
Newell Rubbermaid, Inc.	6.250	04/15/18	1,000,000	1,151,404
Norcraft Companies LP	10.500	12/15/15	490,000	458,150

Media 4.0%
Allbritton Communications Company	8.000	05/15/18	580,000	617,700
AMC Entertainment, Inc.	8.750	06/01/19	375,000	399,844
AMC Entertainment, Inc.	9.750	12/01/20	100,000	97,500
AMC Networks, Inc. (S)	7.750	07/15/21	375,000	419,063
Cablevision Systems Corp.	8.625	09/15/17	700,000	768,250
CBS Corp.	3.375	03/01/22	3,375,000	3,319,917
CCO Holdings LLC	6.625	01/31/22	645,000	674,831
Cequel Communications Holdings I LLC (S)	8.625	11/15/17	400,000	432,000
Cinemark USA, Inc.	8.625	06/15/19	675,000	750,094
Columbus International, Inc.	11.500	11/20/14	101,000	109,585
DIRECTV Holdings LLC (S)	5.150	03/15/42	4,525,000	4,418,758

1

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Discretionary (continued)

DISH DBS Corp.	7.875	09/01/19	800,000	$926,000
Entravision Communications Corp.	8.750	08/01/17	635,000	669,925
Globo Comunicacao e Participacoes SA (Q)	6.250	07/20/15	100,000	106,750
Grupo Televisa SA	6.000	05/15/18	100,000	116,647
Interactive Data Corp.	10.250	08/01/18	650,000	734,500
Interpublic Group of Companies, Inc.	4.000	03/15/22	3,250,000	3,246,393
Kabel BW Musketeer GmbH (EUR) (D)	9.500	03/15/21	400,000	566,544
Lamar Media Corp. (S)	5.875	02/01/22	525,000	539,438
Local TV Finance LLC, PIK (S)	9.250	06/15/15	260,000	267,800
Mediacom LLC (S)	7.250	02/15/22	570,000	578,550
Myriad International Holding BV	6.375	07/28/17	200,000	221,072
Nara Cable Funding, Ltd. (S)	8.875	12/01/18	870,000	796,050
NBCUniversal Media LLC	5.150	04/30/20	2,800,000	3,220,014
NET Servicos de Comunicacao SA	7.500	01/27/20	100,000	114,750
News America, Inc.	6.650	11/15/37	2,550,000	2,962,508
Omnicom Group, Inc.	4.450	08/15/20	2,950,000	3,197,782
Radio One, Inc., PIK	15.000	05/24/16	504,153	390,719
Regal Entertainment Group	9.125	08/15/18	725,000	802,938
Sinclair Television Group, Inc.	8.375	10/15/18	225,000	245,813
Sinclair Television Group, Inc. (S)	9.250	11/01/17	250,000	278,750
The McClatchy Company	11.500	02/15/17	925,000	971,250
Time Warner Cable, Inc.	8.750	02/14/19	2,300,000	3,035,607
Time Warner, Inc.	7.700	05/01/32	2,425,000	3,174,226
Unitymedia Hessen GmbH & Company KG (S)	8.125	12/01/17	350,000	375,375
Univision Communications, Inc. (S)	7.875	11/01/20	445,000	463,913
Univision Communications, Inc. (S)	8.500	05/15/21	575,000	567,813
Viacom, Inc.	3.500	04/01/17	3,375,000	3,644,146
Videotron Ltee (S)	5.000	07/15/22	410,000	408,975
Visant Corp.	10.000	10/01/17	325,000	308,344
Ziggo Bond Company BV (EUR) (D)	8.000	05/15/18	400,000	570,515

Multiline Retail 0.9%
JC Penney Corp., Inc.	7.400	04/01/37	600,000	576,000
Kohl's Corp.	6.000	01/15/33	2,725,000	2,996,554
Macy's Retail Holdings, Inc.	5.125	01/15/42	175,000	176,524
Macy's Retail Holdings, Inc.	5.900	12/01/16	2,675,000	3,070,285
Nordstrom, Inc.	4.750	05/01/20	2,685,000	3,077,781

Oil, Gas & Consumable Fuels 0.1%
Landry's, Inc. (S)	9.375	05/01/20	615,000	626,531

Specialty Retail 0.2%
Armored AutoGroup, Inc. (S)	9.250	11/01/18	350,000	293,125
Baker & Taylor, Inc. (S)	11.500	07/01/13	450,000	266,625
Claire's Stores, Inc.	8.875	03/15/19	525,000	463,313
Claire's Stores, Inc.	9.250	06/01/15	50,000	42,375
Express LLC	8.750	03/01/18	375,000	415,313
Limited Brands, Inc.	5.625	02/15/22	70,000	70,438
Limited Brands, Inc.	6.950	03/01/33	125,000	121,250
Michaels Stores, Inc.	7.750	11/01/18	500,000	526,250
RadioShack Corp.	6.750	05/15/19	250,000	186,250
Toys R Us Property Company LLC	10.750	07/15/17	425,000	467,500

Textiles, Apparel & Luxury Goods 0.1%
Levi Strauss & Company	7.625	05/15/20	600,000	644,250
Quiksilver, Inc.	6.875	04/15/15	475,000	480,938

2

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples 3.2%				$36,404,651

Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc.	4.125	01/15/15	2,675,000	2,902,482
Cott Beverages, Inc.	8.125	09/01/18	250,000	270,625
Cott Beverages, Inc.	8.375	11/15/17	150,000	162,000
SABMiller Holdings, Inc. (S)	2.450	01/15/17	2,975,000	3,046,037

Commercial Services & Supplies 0.0%
ARAMARK Holdings Corp., PIK (S)	8.625	05/01/16	325,000	332,722

Food & Staples Retailing 0.5%
Michael Foods, Inc.	9.750	07/15/18	450,000	495,000
New Albertsons, Inc.	8.000	05/01/31	1,350,000	1,073,250
Wal-Mart Stores, Inc.	3.250	10/25/20	3,950,000	4,202,093

Food Products 1.0%
Boparan Finance PLC (EUR) (D)	9.750	04/30/18	225,000	311,235
Brickman Group Holdings, Inc. (S)	9.125	11/01/18	350,000	344,750
Campofrio Food Group SA (EUR) (D)	8.250	10/31/16	300,000	399,096
Dean Foods Company	6.900	10/15/17	375,000	380,625
Dean Foods Company	9.750	12/15/18	635,000	708,422
Del Monte Corp.	7.625	02/15/19	1,350,000	1,363,500
General Mills, Inc.	3.150	12/15/21	2,925,000	2,971,841
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	100,000	107,672
Mead Johnson Nutrition Company	4.900	11/01/19	2,200,000	2,498,753
MHP SA	10.250	04/29/15	100,000	97,660
Minerva Overseas II, Ltd. (S)	10.875	11/15/19	104,000	107,120
Pinnacle Foods Finance LLC	8.250	09/01/17	275,000	297,688
Pinnacle Foods Finance LLC	9.250	04/01/15	255,000	261,375
Post Holdings, Inc. (S)	7.375	02/15/22	925,000	962,000

Household Products 0.2%
NBTY, Inc.	9.000	10/01/18	475,000	524,281
Reynolds Group Issuer, Inc. (S)	8.500	02/15/21	250,000	241,250
Reynolds Group Issuer, Inc. (S)	9.000	04/15/19	305,000	306,525
Reynolds Group Issuer, Inc. (S)	9.875	08/15/19	915,000	953,888

Personal Products 0.0%
Elizabeth Arden, Inc.	7.375	03/15/21	200,000	219,500
Hypermarcas SA (S)	6.500	04/20/21	179,000	170,945

Tobacco 0.9%
Altria Group, Inc.	9.250	08/06/19	2,250,000	3,068,744
Lorillard Tobacco Company	8.125	06/23/19	2,400,000	2,988,576
Philip Morris International, Inc.	5.650	05/16/18	3,875,000	4,634,996

Energy 5.6%				62,952,584

Energy Equipment & Services 1.3%
Basic Energy Services, Inc.	7.750	02/15/19	475,000	484,500
Gulfmark Offshore, Inc. (S)	6.375	03/15/22	269,000	274,380
Hercules Offshore, Inc. (S)	7.125	04/01/17	220,000	220,000
Hercules Offshore, Inc. (S)	10.250	04/01/19	115,000	114,425
Hercules Offshore, Inc. (S)	10.500	10/15/17	621,000	648,945
Hornbeck Offshore Services, Inc. (S)	5.875	04/01/20	310,000	309,225
Hornbeck Offshore Services, Inc. (1.625% Steps down to
1.375% on 11/15/2013)	1.625	11/15/26	330,000	354,750
Noble Holding International, Ltd.	3.950	03/15/22	2,650,000	2,690,296

3

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Energy (continued)

Offshore Group Investments, Ltd.	11.500	08/01/15	590,000	$645,313
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	270,000	295,313
Parker Drilling Company (S)	9.125	04/01/18	75,000	79,500
Parker Drilling Company	9.125	04/01/18	475,000	503,500
Schlumberger Investment SA (S)	3.300	09/14/21	2,800,000	2,902,150
SESI LLC	6.375	05/01/19	409,000	425,360
SESI LLC (S)	7.125	12/15/21	320,000	346,400
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	430,000	457,950
Weatherford International, Ltd.	7.000	03/15/38	2,955,000	3,367,299

Oil, Gas & Consumable Fuels 4.3%
Apache Corp.	3.250	04/15/22	1,550,000	1,599,171
Arch Coal, Inc. (S)	7.250	06/15/21	540,000	481,950
Atlas Pipeline Partners LP	8.750	06/15/18	675,000	727,313
BP Capital Markets PLC	2.248	11/01/16	4,425,000	4,551,590
Bumi Capital Pte, Ltd.	12.000	11/10/16	100,000	110,000
Cloud Peak Energy Resources LLC	8.250	12/15/17	95,000	95,950
Cloud Peak Energy Resources LLC	8.500	12/15/19	360,000	366,300
Concho Resources, Inc.	5.500	10/01/22	250,000	250,000
CONSOL Energy, Inc.	8.250	04/01/20	575,000	603,750
Copano Energy LLC	7.125	04/01/21	200,000	211,000
Copano Energy LLC	7.750	06/01/18	375,000	396,563
Dolphin Energy, Ltd.	5.888	06/15/19	168,580	183,331
Eagle Rock Energy Partners LP	8.375	06/01/19	475,000	491,625
Ecopetrol SA	7.625	07/23/19	25,000	31,388
El Paso Corp.	7.800	08/01/31	125,000	142,426
EQT Corp.	4.875	11/15/21	3,175,000	3,236,068
Everest Acquisition LLC (S)	6.875	05/01/19	330,000	346,500
Everest Acquisition LLC (S)	9.375	05/01/20	290,000	308,850
Forest Oil Corp.	7.250	06/15/19	825,000	814,688
General Maritime Corp. (H)	12.000	11/15/17	645,000	16,125
Hess Corp.	8.125	02/15/19	2,225,000	2,890,951
Inergy LP	7.000	10/01/18	225,000	230,625
Intergas Finance BV	6.375	05/14/17	269,000	295,228
KazMunayGas National Company	6.375	04/09/21	350,000	389,711
KazMunayGas National Company (S)	6.375	04/09/21	200,000	222,692
KazMunayGas National Company	7.000	05/05/20	144,000	165,060
KazMunayGas National Company	8.375	07/02/13	213,000	225,512
KazMunayGas National Company	11.750	01/23/15	533,000	647,750
Kodiak Oil & Gas Corp. (S)	8.125	12/01/19	255,000	270,300
Laredo Petroleum, Inc. (S)	7.375	05/01/22	295,000	303,850
Linn Energy LLC	7.750	02/01/21	900,000	949,500
Marathon Petroleum Corp.	6.500	03/01/41	2,825,000	3,099,412
MarkWest Energy Partners LP	6.250	06/15/22	255,000	268,388
MIE Holdings Corp. (S)	9.750	05/12/16	204,000	203,225
Novatek Finance, Ltd. (S)	6.604	02/03/21	218,000	238,496
Oasis Petroleum, Inc.	7.250	02/01/19	590,000	625,400
OGX Austria GmbH (S)	8.500	06/01/18	204,000	211,650
Peabody Energy Corp. (S)	6.250	11/15/21	765,000	774,563
Pemex Project Funding Master Trust	6.625	06/15/35	735,000	861,788
Petrobras International Finance Company	2.875	02/06/15	42,000	42,892
Petroleos de Venezuela SA	4.900	10/28/14	1,690,033	1,542,155
Petroleos de Venezuela SA	5.000	10/28/15	32,114	27,393
Petroleos Mexicanos (MXN) (D)(S)	7.650	11/24/21	5,250,000	408,196
Petronas Capital, Ltd.	7.875	05/22/22	792,000	1,080,671

4

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Energy (continued)

Petronas Global Sukuk, Ltd. (S)	4.250	08/12/14	273,000	$287,449
QEP Resources, Inc.	5.375	10/01/22	355,000	355,000
QGOG Atlantic/Alaskan Rigs, Ltd. (S)	5.250	07/30/18	234,563	235,736
Range Resources Corp.	5.000	08/15/22	250,000	249,375
Sabine Pass LNG LP	7.250	11/30/13	400,000	419,000
Sabine Pass LNG LP	7.500	11/30/16	450,000	482,625
SandRidge Energy, Inc.	8.750	01/15/20	850,000	905,250
Targa Resources Partners LP	7.875	10/15/18	500,000	540,000
Teekay Corp.	8.500	01/15/20	325,000	338,000
Total Capital SA	4.450	06/24/20	2,775,000	3,116,297
TransCanada Pipelines, Ltd.	7.250	08/15/38	3,471,000	4,907,897
Valero Energy Corp.	6.625	06/15/37	3,075,000	3,323,740
Venoco, Inc.	8.875	02/15/19	325,000	304,688
Williams Partners LP	5.250	03/15/20	2,025,000	2,273,723
Zhaikmunai LLP (S)	10.500	10/19/15	150,000	154,502

Financials 10.8%				121,913,319

Capital Markets 0.7%
Bank of New York Mellon SA	9.625	05/02/21	296,625	275,861
Hexion US Finance Corp. (S)	6.625	04/15/20	475,000	496,375
Morgan Stanley	6.625	04/01/18	4,725,000	4,937,573
The Goldman Sachs Group, Inc.	3.300	05/03/15	1,550,000	1,553,602

Commercial Banks 1.9%
Abbey National Treasury Services PLC	4.000	04/27/16	4,325,000	4,275,440
Axis Bank (P)	7.125	06/28/22	100,000	93,146
Banco Cruzeiro do Sul SA (S)	8.875	09/22/20	207,000	144,900
Banco de Credito del Peru	5.375	09/16/20	100,000	102,250
Banco del Estado de Chile (S)	3.875	02/08/22	150,000	149,250
Barclays Bank PLC	5.140	10/14/20	3,425,000	3,274,930
CIT Group, Inc.	5.250	03/15/18	305,000	314,150
HSBC Holdings PLC	5.100	04/05/21	4,550,000	5,007,298
Lloyds TSB Bank PLC	6.375	01/21/21	2,900,000	3,133,366
PNC Bank NA	4.875	09/21/17	2,700,000	2,975,819
PNC Funding Corp.	6.700	06/10/19	1,225,000	1,513,581
VTB Capital SA	6.875	05/29/18	234,000	246,919

Consumer Finance 1.1%
Ally Financial, Inc.	6.250	12/01/17	225,000	236,635
Ally Financial, Inc.	7.500	09/15/20	400,000	446,000
Ally Financial, Inc.	8.000	11/01/31	190,000	214,656
Capital One Financial Corp.	4.750	07/15/21	500,000	538,858
Capital One Financial Corp.	6.150	09/01/16	3,635,000	4,017,606
Discover Bank	8.700	11/18/19	2,600,000	3,277,875
SLM Corp.	6.250	01/25/16	2,950,000	3,038,500

Diversified Financial Services 3.3%
Atlantic Broadband Finance LLC	9.375	01/15/14	200,000	200,250
Aviation Capital Group Corp. (S)	6.750	04/06/21	2,925,000	2,893,995
Bank of America Corp.	5.750	12/01/17	2,450,000	2,597,507
BM&FBovespa SA (S)	5.500	07/16/20	150,000	161,250
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%) (H)	10.750	07/01/18	310,989	62,198
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%)
(H)(S)	10.750	07/01/18	270,167	54,033
BTA Bank JSC (Recovery Units) (H)(S)	—	06/30/20	578,042	49,134

5

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Citigroup, Inc.	4.875	05/07/15	1,950,000	$2,016,513
Citigroup, Inc.	5.000	09/15/14	3,950,000	4,084,928
Citigroup, Inc.	8.500	05/22/19	1,075,000	1,335,076
Countrywide Financial Corp.	6.250	05/15/16	1,325,000	1,373,739
Dubai Holding Commercial Operations MTN, Ltd. (GBP) (D)	6.000	02/01/17	100,000	134,701
European Investment Bank (ZAR) (D)(Z)	Zero	12/31/18	1,480,000	116,597
European Investment Bank (RUB) (D)	6.500	12/15/15	1,350,000	45,732
Fox Acquisition Sub LLC (S)	13.375	07/15/16	400,000	434,500
General Electric Capital Corp.	6.750	03/15/32	3,625,000	4,414,177
Gruposura Finance (S)	5.700	05/18/21	201,000	209,744
Inter-American Development Bank (IDR) (D)	5.709	08/20/15	6,100,000,000	550,751
JPMorgan Chase & Company	6.125	06/27/17	2,900,000	3,304,408
JPMorgan Chase & Company	6.300	04/23/19	2,150,000	2,516,227
Kinetic Concepts, Inc. (S)	12.500	11/01/19	245,000	225,400
Merrill Lynch & Company, Inc.	6.050	05/16/16	6,530,000	6,764,153
Ono Finance II PLC (S)	10.875	07/15/19	240,000	204,000
ORIX Corp.	5.000	01/12/16	2,625,000	2,763,130
Pemex Finance, Ltd.	9.150	11/15/18	255,000	310,514
Provident Funding Associates LP (S)	10.125	02/15/19	350,000	313,250
Provident Funding Associates LP (S)	10.250	04/15/17	200,000	203,500
Schahin II Finance Company, SPV, Ltd. (S)	5.875	09/25/22	200,000	200,000
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11/12/20	179,000	176,223

Insurance 2.4%
Aegon NV	4.625	12/01/15	4,275,000	4,545,065
AXA SA	8.600	12/15/30	3,000,000	3,270,279
CNA Financial Corp.	5.875	08/15/20	2,725,000	2,976,962
CNO Financial Group, Inc. (S)	9.000	01/15/18	350,000	379,750
Fairfax Financial Holdings, Ltd. (S)	5.800	05/15/21	3,075,000	2,986,059
Fidelity National Financial, Inc.	6.600	05/15/17	2,825,000	3,008,905
Genworth Financial, Inc.	7.625	09/24/21	4,020,000	3,967,246
Hartford Financial Services Group, Inc.	6.000	01/15/19	3,075,000	3,294,395
Prudential Financial, Inc.	4.750	09/17/15	2,879,000	3,128,218

Real Estate Investment Trusts 1.4%
Boston Properties LP	3.700	11/15/18	3,100,000	3,224,859
DDR Corp.	7.500	04/01/17	2,650,000	3,038,607
Kimco Realty Corp.	4.300	02/01/18	2,800,000	2,926,504
Simon Property Group LP	3.375	03/15/22	5,325,000	5,321,294
Ventas Realty LP	4.750	06/01/21	1,500,000	1,545,542

Real Estate Management & Development 0.0%
BR Malls International Finance, Ltd. (Q)	8.500	01/21/16	60,000	63,150
Evergrande Real Estate Group, Ltd.	13.000	01/27/15	100,000	100,500
IRSA Inversiones y Representaciones SA (S)	11.500	07/20/20	164,000	155,764

Health Care 3.4%				38,344,031

Biotechnology 0.0%
Kinetic Concepts, Inc. (S)	10.500	11/01/18	465,000	479,531

Health Care Equipment & Supplies 0.1%
Biomet, Inc.	11.625	10/15/17	450,000	488,250
ConvaTec Healthcare E SA (S)	10.500	12/15/18	475,000	485,688
Surgical Care Affiliates, Inc., PIK (S)	8.875	07/15/15	600,000	609,000

Health Care Providers & Services 1.8%
American Renal Holdings Company, Inc.	8.375	05/15/18	575,000	615,250

6

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Health Care (continued)

Community Health Systems, Inc. (S)	8.000	11/15/19	495,000	$522,225
Community Health Systems, Inc. (S)	8.000	11/15/19	425,000	449,438
Emergency Medical Services Corp.	8.125	06/01/19	475,000	486,875
Fresenius Medical Care US Finance II, Inc. (S)	5.875	01/31/22	550,000	558,938
HCA Holdings, Inc.	7.750	05/15/21	250,000	262,500
HCA, Inc.	5.875	03/15/22	500,000	508,125
HCA, Inc.	7.500	02/15/22	775,000	834,094
Health Management Associates, Inc. (S)	7.375	01/15/20	630,000	655,988
HealthSouth Corp.	8.125	02/15/20	775,000	844,750
Humana, Inc.	8.150	06/15/38	2,500,000	3,319,575
IASIS Healthcare LLC	8.375	05/15/19	625,000	614,844
McKesson Corp.	4.750	03/01/21	2,775,000	3,194,838
Prospect Medical Holdings, Inc. (S)	8.375	05/01/19	240,000	240,000
Radiation Therapy Services, Inc.	9.875	04/15/17	475,000	381,188
UnitedHealth Group, Inc.	2.875	03/15/22	850,000	848,673
UnitedHealth Group, Inc.	5.800	03/15/36	3,430,000	4,035,073
USPI Finance Corp. (S)	9.000	04/01/20	460,000	481,850
Vanguard Health Holding Company II LLC	8.000	02/01/18	1,150,000	1,171,563

Health Care Technology 0.3%
Agilent Technologies, Inc.	6.500	11/01/17	2,515,000	3,062,209

Pharmaceuticals 1.2%
Abbott Laboratories	6.150	11/30/37	2,950,000	3,809,518
Allergan, Inc.	3.375	09/15/20	3,050,000	3,230,652
Teva Pharmaceutical Finance Company, BV	2.400	11/10/16	2,950,000	3,060,870
Watson Pharmaceuticals, Inc.	6.125	08/15/19	2,725,000	3,092,526

Industrials 2.9%				33,506,108

Aerospace & Defense 0.6%
L-3 Communications Corp.	5.200	10/15/19	2,585,000	2,838,418
Textron, Inc.	4.625	09/21/16	3,025,000	3,236,190
TransDigm, Inc.	7.750	12/15/18	500,000	545,000
Triumph Group, Inc.	8.625	07/15/18	325,000	361,563

Air Freight & Logistics 0.0%
Park-Ohio Industries, Inc.	8.125	04/01/21	275,000	283,250

Building Products 0.1%
Griffon Corp.	7.125	04/01/18	850,000	887,188

Commercial Services & Supplies 0.7%
International Lease Finance Corp. (S)	6.500	09/01/14	2,850,000	3,028,125
International Lease Finance Corp.	8.250	12/15/20	671,000	751,520
Iron Mountain, Inc.	8.375	08/15/21	450,000	490,500
RR Donnelley & Sons Company	8.250	03/15/19	120,000	119,100
TransUnion Holding Company, Inc., PIK (S)	9.625	06/15/18	170,000	182,325
Waste Management, Inc.	6.100	03/15/18	2,350,000	2,809,460

Construction & Engineering 0.0%
Yuksel Insaat AS	9.500	11/10/15	100,000	86,000

Construction Materials 0.0%
Votorantim Cimentos SA (S)	7.250	04/05/41	200,000	203,500

Containers & Packaging 0.1%
Ardagh Packaging Finance PLC (S)	9.125	10/15/20	500,000	541,250
Ardagh Packaging Finance PLC (EUR) (D)	9.250	10/15/20	200,000	272,682

7

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Industrial Conglomerates 0.4%
Hutchison Whampoa International 09, Ltd. (S)	7.625	04/09/19	3,375,000	$4,166,141
Hutchison Whampoa International 11, Ltd. (S)	4.625	01/13/22	200,000	207,459
Tomkins LLC	9.000	10/01/18	405,000	450,563

Machinery 0.2%
Case New Holland, Inc.	7.875	12/01/17	200,000	233,000
RBS Global, Inc.	8.500	05/01/18	925,000	1,005,938
The Manitowoc Company, Inc.	8.500	11/01/20	175,000	194,250
The Manitowoc Company, Inc.	9.500	02/15/18	425,000	473,344
Xerium Technologies, Inc.	8.875	06/15/18	350,000	292,250

Professional Services 0.0%
TransUnion LLC	11.375	06/15/18	450,000	534,375

Road & Rail 0.7%
Canadian National Railway Company	2.850	12/15/21	4,525,000	4,600,115
Ryder System, Inc.	3.500	06/01/17	2,900,000	3,066,414

Trading Companies & Distributors 0.0%
Aircastle, Ltd. (S)	6.750	04/15/17	500,000	505,000

Transportation Infrastructure 0.1%
CHC Helicopter SA (S)	9.250	10/15/20	675,000	669,938
DP World Sukuk, Ltd.	6.250	07/02/17	100,000	106,000
DP World, Ltd.	6.850	07/02/37	180,000	173,250
SCF Capital, Ltd. (S)	5.375	10/27/17	200,000	192,000

Information Technology 1.2%				13,235,955

Communications Equipment 0.4%
Cisco Systems, Inc.	5.500	01/15/40	2,925,000	3,502,184
CommScope, Inc. (S)	8.250	01/15/19	535,000	571,113

Electronic Equipment, Instruments & Components 0.1%
CPI International, Inc.	8.000	02/15/18	490,000	431,813
NXP BV (S)	9.750	08/01/18	600,000	685,500
STATS ChipPAC, Ltd. (S)	5.375	03/31/16	20,000	20,450

IT Services 0.0%
iGate Corp.	9.000	05/01/16	455,000	493,675

Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc.	3.000	04/15/16	1,825,000	1,935,663
Applied Materials, Inc.	4.300	06/15/21	2,750,000	3,039,468
MEMC Electronic Materials, Inc.	7.750	04/01/19	380,000	303,050

Software 0.2%
First Data Corp. (S)	7.375	06/15/19	225,000	230,063
First Data Corp.	12.625	01/15/21	600,000	601,500
Lawson Software, Inc. (S)	9.375	04/01/19	200,000	209,000
Lawson Software, Inc. (S)	11.500	07/15/18	630,000	705,600
SunGard Data Systems, Inc.	7.375	11/15/18	325,000	346,938
SunGard Data Systems, Inc.	7.625	11/15/20	150,000	159,938

Materials 2.4%				27,835,320

Chemicals 0.6%
Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15	100,000	100,250
Ineos Finance PLC (S)	7.500	05/01/20	115,000	118,163

8

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Materials (continued)

Ineos Finance PLC (S)	8.375	02/15/19	410,000	$439,725
Ineos Group Holdings, Ltd. (S)	8.500	02/15/16	715,000	698,913
Koppers, Inc.	7.875	12/01/19	375,000	403,125
LyondellBasell Industries NV (S)	6.000	11/15/21	475,000	513,000
MacDermid, Inc. (S)	9.500	04/15/17	425,000	443,063
Momentive Performance Materials, Inc.	9.000	01/15/21	705,000	609,825
Momentive Performance Materials, Inc.	11.500	12/01/16	75,000	62,063
NOVA Chemicals Corp.	8.375	11/01/16	575,000	638,250
The Dow Chemical Company	4.125	11/15/21	3,275,000	3,411,574

Construction Materials 0.0%
Cemex SAB de CV (P)(S)	5.470	09/30/15	277,000	247,223

Containers & Packaging 0.2%
ARD Finance SA, PIK (S)	11.125	06/01/18	278,419	279,115
BWAY Holding Company	10.000	06/15/18	475,000	522,500
Cascades, Inc.	7.750	12/15/17	450,000	445,500
Sealed Air Corp. (S)	8.375	09/15/21	845,000	959,075
Solo Cup Company	8.500	02/15/14	82,000	82,615

Metals & Mining 1.4%
APERAM (S)	7.375	04/01/16	200,000	195,000
APERAM (S)	7.750	04/01/18	250,000	238,750
ArcelorMittal	9.850	06/01/19	2,675,000	3,231,924
Atkore International, Inc.	9.875	01/01/18	600,000	612,000
Barrick PD Australian Finance Pty, Ltd.	5.950	10/15/39	2,575,000	2,889,371
Corporacion Nacional del Cobre de Chile	6.150	10/24/36	285,000	350,489
Evraz Group SA (S)	6.750	04/27/18	204,000	196,228
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	780,000	844,350
Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20	200,000	189,331
Hyundai Steel Company (S)	4.625	04/21/16	1,425,000	1,479,435
JMC Steel Group (S)	8.250	03/15/18	410,000	424,350
Metalloinvest Finance, Ltd. (S)	6.500	07/21/16	203,000	201,985
Mirabela Nickel, Ltd. (S)	8.750	04/15/18	50,000	36,750
Novelis, Inc.	8.375	12/15/17	575,000	621,000
Southern Copper Corp.	6.750	04/16/40	94,000	103,673
Taseko Mines, Ltd.	7.750	04/15/19	500,000	475,000
Vale Overseas, Ltd.	5.625	09/15/19	2,775,000	3,121,706
Vedanta Resources PLC (S)	8.250	06/07/21	204,000	193,800
Volcan Cia Minera SAA (S)	5.375	02/02/22	58,000	60,233

Paper & Forest Products 0.2%
Ainsworth Lumber Company, Ltd., PIK (S)	11.000	07/29/15	560,901	448,721
Catalyst Paper Corp. (H)(S)	11.000	12/15/16	420,000	224,700
Mercer International, Inc.	9.500	12/01/17	510,000	527,850
Monaco Spinco, Inc. (S)	6.750	04/30/20	400,000	412,000
NewPage Corp. (H)	11.375	12/31/14	325,000	221,000
Verso Paper Holdings LLC	8.750	02/01/19	125,000	61,250
Verso Paper Holdings LLC (S)	11.750	01/15/19	290,000	311,025
Verso Paper Holdings LLC., Series B	11.375	08/01/16	287,000	189,420

Telecommunication Services 3.6%				41,034,629

Diversified Telecommunication Services 3.1%
AT&T, Inc.	6.500	09/01/37	3,675,000	4,499,843
Axtel SAB de CV (S)	7.625	02/01/17	52,000	39,780
Axtel SAB de CV	9.000	09/22/19	87,000	67,860
CenturyLink, Inc.	5.800	03/15/22	325,000	322,015

9

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Telecommunication Services (continued)

CenturyLink, Inc.	7.650	03/15/42	5,070,000	$4,804,555
Cincinnati Bell, Inc.	8.250	10/15/17	660,000	683,100
Cincinnati Bell, Inc.	8.750	03/15/18	470,000	440,625
Crown Castle Towers LLC (S)	4.883	08/15/20	2,825,000	2,995,079
Discovery Communications LLC	3.700	06/01/15	2,775,000	2,967,629
Frontier Communications Corp.	9.000	08/15/31	1,919,000	1,827,848
GXS Worldwide, Inc.	9.750	06/15/15	470,000	452,375
Intelsat Jackson Holdings SA	7.250	04/01/19	545,000	568,163
ITC Deltacom, Inc.	10.500	04/01/16	450,000	481,500
Level 3 Financing, Inc.	10.000	02/01/18	675,000	739,125
PCCW-HKT Capital No 4, Ltd.	4.250	02/24/16	209,000	216,347
Qwest Corp.	7.125	11/15/43	450,000	450,563
Telecom Italia Capital SA	5.250	10/01/15	2,775,000	2,823,563
Telefonica Emisiones SAU	4.949	01/15/15	1,700,000	1,705,029
Telemar Norte Leste SA	5.500	10/23/20	100,000	103,700
UPC Holding BV (EUR) (D)	8.375	08/15/20	450,000	606,089
UPC Holding BV (EUR) (D)	9.750	04/15/18	100,000	139,650
UPC Holding BV (S)	9.875	04/15/18	250,000	276,250
Verizon Wireless Capital LLC	8.500	11/15/18	3,482,000	4,793,262
Virgin Media Finance PLC	8.375	10/15/19	225,000	252,563
West Corp.	7.875	01/15/19	300,000	319,875
West Corp.	8.625	10/01/18	100,000	109,750
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	863,747	753,619
Windstream Corp.	7.500	04/01/23	1,185,000	1,229,438

Wireless Telecommunication Services 0.5%
America Movil SAB de CV	2.375	09/08/16	200,000	204,061
America Movil SAB de CV	6.125	03/30/40	2,500,000	2,998,885
Bakrie Telecom Pte, Ltd.	11.500	05/07/15	148,000	114,700
Digicel Group, Ltd.	10.500	04/15/18	134,000	146,891
Matterhorn Mobile Holdings SA (EUR) (D)	8.250	02/15/20	400,000	545,365
Qtel International Finance, Ltd.	4.750	02/16/21	300,000	312,750
Sprint Capital Corp.	8.750	03/15/32	1,490,000	1,262,775
Sprint Nextel Corp. (S)	9.125	03/01/17	445,000	441,663
Syniverse Holdings, Inc.	9.125	01/15/19	125,000	138,594
VimpelCom Holdings BV	6.255	03/01/17	200,000	199,750

Utilities 2.4%				26,756,489

Electric Utilities 1.6%
Abu Dhabi National Energy Company	6.250	09/16/19	100,000	111,500
Duke Energy Carolinas LLC	5.300	02/15/40	1,345,000	1,624,537
Edison Mission Energy	7.000	05/15/17	1,275,000	796,875
Edison Mission Energy	7.625	05/15/27	100,000	58,750
Emgesa SA ESP (COP) (D)	8.750	01/25/21	129,000,000	81,504
Emgesa SA ESP (COP) (D)(S)	8.750	01/25/21	176,000,000	111,085
Empresa Distribuidora y Comercializadora Norte (S)	9.750	10/25/22	152,000	85,880
Exelon Generation Company LLC	4.000	10/01/20	3,065,000	3,159,279
Georgia Power Company	4.300	03/15/42	4,850,000	4,901,206
Korea Hydro & Nuclear Power Company, Ltd. (S)	3.125	09/16/15	100,000	101,805
Oncor Electric Delivery Company LLC	6.800	09/01/18	2,525,000	2,999,490
Pacificorp	4.100	02/01/42	1,000,000	997,019
PPL Energy Supply LLC	6.500	05/01/18	1,950,000	2,239,331

Gas Utilities 0.0%
Empresa de Energia de Bogota SA (S)	6.125	11/10/21	200,000	211,000

10

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Utilities (continued)

Independent Power Producers & Energy Traders 0.5%
Calpine Corp. (S)	7.500	02/15/21	225,000	$240,750
Calpine Corp. (S)	7.875	07/31/20	750,000	817,500
Capex SA (S)	10.000	03/10/18	121,000	89,540
DPL, Inc. (S)	7.250	10/15/21	360,000	399,600
Dynegy Holdings LLC (H)	7.750	06/01/19	585,000	394,875
Empresas Publicas de Medellin ESP (COP) (D)(S)	8.375	02/01/21	220,000,000	134,044
Empresas Publicas de Medellin ESP (COP) (D)	8.375	02/01/21	48,000,000	29,246
GenOn Energy, Inc.	9.500	10/15/18	555,000	527,250
GenOn Energy, Inc.	9.875	10/15/20	235,000	220,900
Listrindo Capital BV (S)	6.950	02/21/19	200,000	208,138
NRG Energy, Inc.	7.625	05/15/19	175,000	172,375
NRG Energy, Inc.	7.875	05/15/21	325,000	317,688
NRG Energy, Inc.	8.500	06/15/19	900,000	918,000
The AES Corp. (S)	7.375	07/01/21	375,000	417,188
The AES Corp.	8.000	10/15/17	325,000	370,500
The AES Corp.	8.000	06/01/20	550,000	632,500

Multi-Utilities 0.3%
MidAmerican Energy Holdings Company	5.750	04/01/18	2,870,000	3,387,134

U.S. Government & Agency Obligations 5.6%				$63,590,873

(Cost $63,383,884)

U.S. Government Agency 5.6%				63,590,873

Federal Home Loan Mortgage Corp.
Freddie Mac Pool	4.500	TBA	1,000,000	1,066,328
Freddie Mac Pool	5.000	TBA	4,300,000	4,647,359
Freddie Mac Pool	5.500	TBA	3,125,000	3,403,564
Freddie Mac Pool	6.000	TBA	1,450,000	1,598,625
Freddie Mac Pool (P)	2.526	11/01/36	460,996	488,138
Freddie Mac Pool (P)	4.013	07/01/38	3,233,497	3,436,477
Freddie Mac Pool (P)	5.528	01/01/37	491,524	525,834
Federal National Mortgage Association
Fannie Mae Pool	4.000	TBA	4,600,000	4,865,893
Fannie Mae Pool	4.000	08/01/25	897,897	955,633
Fannie Mae Pool	4.500	TBA	8,400,000	8,993,906
Fannie Mae Pool (P)	4.837	04/01/37	1,855,015	1,958,048
Fannie Mae Pool (P)	4.945	11/01/35	731,688	777,122
Fannie Mae Pool	5.000	TBA	3,000,000	3,248,906
Fannie Mae Pool	5.500	TBA	1,200,000	1,312,406
Fannie Mae Pool (P)	5.578	10/01/38	1,133,641	1,211,579
Fannie Mae Pool (P)	5.808	01/01/37	628,084	671,029
Fannie Mae Pool	6.000	TBA	3,050,000	3,372,156
Fannie Mae Pool	6.500	01/01/37	1,523,342	1,720,186
Government National Mortgage Association
Ginnie Mae Pool	4.000	TBA	2,000,000	2,163,731
Ginnie Mae Pool	4.500	TBA	5,000,000	5,469,141
Ginnie Mae Pool	5.000	TBA	5,000,000	5,539,844
Ginnie Mae Pool	5.500	TBA	5,000,000	5,583,985
Ginnie Mae Pool	6.000	08/15/35	513,869	580,983

11

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Foreign Government Obligations 6.0%				$67,388,867

(Cost $65,224,477)

Argentina 0.3%				3,425,556

Republic of Argentina
Bond (I)	—	12/15/35	98,000	11,760
Bond (EUR) (D) (P)	3.135	12/15/35	1,643,000	237,058
Bond (ARS) (D) (P)	5.830	12/31/33	1,189,643	341,053
Bond	7.000	10/03/15	287,000	259,735
Bond (EUR) (D)	7.820	12/31/33	737,626	571,192
Bond (EUR) (D) (P)	7.820	12/31/33	1,417,347	1,097,543
Bond	8.280	12/31/33	1,319,585	907,215

Brazil 0.5%				5,536,599

Federative Republic of Brazil
Bond	4.875	01/22/21	532,000	610,736
Bond (BRL) (D)	6.000	05/15/15	257,000	315,005
Bond	7.125	01/20/37	179,000	251,943
Bond	8.250	01/20/34	286,000	441,870
Note	5.875	01/15/19	439,000	529,434
Notas do Tesouro Nacional
Note (BRL) (D)	10.000	01/01/14	2,284,000	1,257,946
Note (BRL) (D)	10.000	01/01/17	2,230,000	1,205,720
Note (BRL) (D)	10.000	01/01/21	1,761,000	923,945

Colombia 0.4%				4,450,371

Bogota Distrito Capital
Note (COP) (D)	9.750	07/26/28	2,065,000,000	1,570,093
Note (COP) (D)	9.750	07/26/28	400,000,000	304,134
Republic of Colombia
Bond	6.125	01/18/41	251,000	317,013
Bond	7.375	09/18/37	842,000	1,209,533
Bond (COP) (D)	7.750	04/14/21	40,000,000	27,863
Bond	8.125	05/21/24	715,000	1,021,735

Croatia 0.1%				936,125

Republic of Croatia
Bond (S)	6.250	04/27/17	255,000	257,969
Bond (S)	6.375	03/24/21	200,000	195,240
Bond	6.625	07/14/20	187,000	186,925
Bond (S)	6.625	07/14/20	113,000	112,955
Bond	6.750	11/05/19	181,000	183,036

El Salvador 0.1%				707,536

Republic of El Salvador
Bond (S)	7.375	12/01/19	290,000	316,825
Bond	7.750	01/24/23	54,000	59,211
Bond	8.250	04/10/32	300,000	331,500

Ghana 0.0%				116,025

Republic of Ghana
Bond	8.500	10/04/17	102,000	116,025

Hungary 0.1%				1,189,151

Government of Hungary
Bond (HUF) (D)	5.500	02/12/14	7,190,000	31,906

12

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Hungary (continued)

Bond (HUF) (D)	6.750	02/12/13	10,700,000	$49,088
Bond (HUF) (D)	6.750	11/24/17	14,570,000	63,253
Bond (HUF) (D)	7.500	10/24/13	40,680,000	187,395
Republic of Hungary
Bond (EUR) (D)	3.500	07/18/16	272,000	310,036
Bond (EUR) (D)	4.375	07/04/17	158,000	181,705
Bond (EUR) (D)	4.500	01/29/14	131,000	167,700
Bond (GBP) (D)	5.000	03/30/16	37,000	51,713
Bond (GBP) (D)	5.500	05/06/14	11,000	16,954
Bond (EUR) (D)	5.750	06/11/18	53,000	62,713
Bond (HUF) (D)	6.750	02/24/17	15,210,000	66,688

Indonesia 0.2%				1,820,710

Republic of Indonesia
Bond	5.875	03/13/20	104,000	118,560
Bond	11.625	03/04/19	579,000	854,025
Bond (S)	11.625	03/04/19	575,000	848,125

Iraq 0.1%				1,756,431

Republic of Iraq
Bond	5.800	01/15/28	2,113,000	1,756,431

Lithuania 0.1%				982,870

Republic of Lithuania
Bond	6.125	03/09/21	334,000	362,390
Bond (S)	6.625	02/01/22	554,000	620,480

Malaysia 0.3%				3,749,637

Government of Malaysia
Bond (MYR) (D)	3.418	08/15/22	380,000	123,590
Bond (MYR) (D)	3.835	08/12/15	3,970,000	1,337,003
Bond (MYR) (D)	4.012	09/15/17	3,740,000	1,274,796
Bond (MYR) (D)	4.262	09/15/16	1,805,000	620,100
Bond (MYR) (D)	4.392	04/15/26	360,000	126,019
Bond	5.625	03/15/16	239,000	268,129

Mexico 0.6%				6,595,950

Government of Mexico
Bond (MXN) (D)	2.500	12/10/20	17,708,923	1,380,608
Bond (MXN) (D)	3.500	12/14/17	1,617,625	135,408
Bond (MXN) (D)	4.000	06/13/19	1,570,048	136,606
Bond (MXN) (D)	5.000	06/16/16	1,570,048	136,239
Bond	5.125	01/15/20	210,000	245,490
Bond	5.750	10/12/10	986,000	1,074,740
Bond	6.050	01/11/40	826,000	1,030,435
Bond (MXN) (D)	6.500	06/10/21	14,289,000	1,124,095
Bond	6.750	09/27/34	203,000	270,498
Bond (MXN) (D)	7.750	12/14/17	3,010,000	257,152
Bond (MXN) (D)	7.750	05/29/31	4,850,000	395,363
Bond	8.000	09/24/22	152,000	214,320
Bond (MXN) (D)	8.500	05/31/29	2,200,000	194,996

Panama 0.2%				2,333,810

Republic of Panama
Bond	5.200	01/30/20	911,000	1,059,038
Bond	6.700	01/26/36	494,000	662,454

13

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Panama (continued)

Bond	8.125	04/28/34	97,000	$134,830
Bond	8.875	09/30/27	217,000	340,148
Bond	9.375	04/01/29	84,000	137,340

Peru 0.1%				901,904

Republic of Peru
Bond	7.350	07/21/25	475,000	657,875
Bond (PEN) (D)	7.840	08/12/20	290,000	129,628
Bond (PEN) (D)	8.200	08/12/26	240,000	114,401

Philippines 0.1%				1,478,415

Republic of Philippines
Bond	7.750	01/14/31	920,000	1,281,100
Bond	9.500	02/02/30	124,000	197,315

Poland 0.5%				5,659,516

Republic of Poland
Bond (PLN) (D) (Z)	Zero	01/25/13	3,070,000	941,455
Bond (PLN) (D) (Z)	Zero	01/25/14	960,000	281,275
Bond (PLN) (D)	3.000	08/24/16	2,636,253	868,635
Bond	5.000	03/23/22	638,000	682,660
Bond	5.125	04/21/21	569,000	615,089
Bond (PLN) (D)	5.250	10/25/20	880,000	277,622
Bond (PLN) (D)	5.750	10/25/21	640,000	207,955
Bond	6.375	07/15/19	1,519,000	1,784,825

Qatar 0.1%				1,241,239

Government of Qatar
Bond	5.250	01/20/20	501,000	560,519
Bond	5.750	01/20/42	229,000	254,763
Bond	6.400	01/20/40	100,000	119,625
Bond	6.550	04/09/19	255,000	306,332

Romania 0.0%				63,000

Government of Romanian
Bond (S)	6.750	02/07/22	60,000	63,000

Russia 0.5%				5,440,411

Government of Russia
Eurobond (S)	5.625	04/04/42	200,000	211,740
Eurobond	7.500	03/31/30	3,431,300	4,113,271
Eurobond	11.000	07/24/18	72,000	101,610
Eurobond	12.750	06/24/28	560,000	1,013,790

South Africa 0.5%				5,404,984

Republic of South Africa
Bond	4.665	01/17/24	117,000	122,558
Bond	5.500	03/09/20	607,000	690,463
Bond	6.250	03/08/41	738,000	886,523
Bond (ZAR) (D)	6.750	03/31/21	13,450,000	1,629,742
Bond	6.875	05/27/19	183,000	223,946
Bond (ZAR) (D)	7.000	02/28/31	5,200,000	571,325
Bond (ZAR) (D)	8.000	12/21/18	3,550,000	473,266
Bond (ZAR) (D)	10.500	12/21/26	920,000	141,432
Bond (ZAR) (D)	13.500	09/15/15	4,280,000	665,729

14

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Thailand 0.2%				$2,108,483

Kingdom of Thailand
Bond (THB) (D)	1.200	07/14/21	7,272,622	240,691
Bond (THB) (D)	2.800	10/10/17	2,320,000	71,917
Bond (THB) (D)	3.125	12/11/15	31,630,000	1,011,807
Bond (THB) (D)	3.250	06/16/17	5,800,000	184,234
Bond (THB) (D)	3.625	05/22/15	14,770,000	481,268
Bond (THB) (D)	3.650	12/17/21	3,680,000	118,566

Turkey 0.6%				6,716,202

Republic of Turkey
Bond (TRY) (D) (Z)	Zero	05/15/13	2,630,000	1,361,310
Bond (TRY) (D) (Z)	Zero	07/17/13	1,060,000	540,571
Bond (TRY) (D)	4.000	04/29/15	517,120	305,929
Bond (TRY) (D)	4.500	02/11/15	714,556	427,208
Bond	5.125	03/25/22	226,000	230,181
Bond	6.250	09/26/22	485,000	537,138
Bond	6.750	04/03/18	317,000	361,380
Bond	7.000	06/05/20	83,000	97,110
Bond	7.250	03/15/15	590,000	656,670
Bond	7.250	03/05/38	493,000	585,931
Bond	7.500	11/07/19	206,000	247,200
Bond (TRY) (D)	8.000	01/29/14	160,000	89,427
Bond (TRY) (D)	9.000	05/21/14	363,913	233,630
Bond (TRY) (D)	9.000	01/27/16	980,000	555,775
Bond (TRY) (D)	9.000	03/08/17	860,000	486,742

Ukraine 0.2%				1,908,960

Republic of Ukraine
Bond	6.580	11/21/16	544,000	500,480
Bond (S)	6.875	09/23/15	100,000	94,750
Bond	7.650	06/11/13	1,327,000	1,313,730

Uruguay 0.1%				1,095,619

Republic of Uruguay
Bond	7.625	03/21/36	300,200	421,631
Bond	8.000	11/18/22	487,867	673,988

Venezuela 0.1%				1,769,363

Republic of Venezuela
Bond	8.500	10/08/14	1,309,000	1,325,363
Bond	13.625	08/15/18	400,000	444,000

Capital Preferred Securities 0.3%				$3,558,746

(Cost $3,482,019)

Financials 0.3%				3,407,138

Standard Chartered PLC (6.409% to 01/30/2017, then 3
month LIBOR + 1.510%) (Q)(S)	6.409	01/30/17	3,700,000	3,407,138

Industrials 0.0%				151,608

Hutchison Whampoa International 10, Ltd. (P)(Q)	6.000	10/28/15	149,000	151,608

15

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Convertible Bonds 1.5%				$16,581,419

(Cost $16,642,409)

Consumer Discretionary 0.2%				2,523,832

Auto Components 0.1%
Cie Generale des Etablissements Michelin (EUR) (D)(Z)	Zero	01/01/17	404,898	610,974
TRW Automotive, Inc.	3.500	12/01/15	523,000	903,483

Hotels, Restaurants & Leisure 0.0%
Home Inns & Hotels Management, Inc. (S)	2.000	12/15/15	98,000	74,480

Specialty Retail 0.1%
RadioShack Corp. (S)	2.500	08/01/13	988,000	934,895

Consumer Staples 0.1%				1,414,939

Food Products 0.1%
Smithfield Foods, Inc.	4.000	06/30/13	597,000	658,939
Tyson Foods, Inc.	3.250	10/15/13	630,000	756,000

Energy 0.2%				2,242,409

Energy Equipment & Services 0.2%
Hercules Offshore, Inc. (3.375% Steps down to Zero Coupon
on 6/1/2013)	3.375	06/01/38	743,000	738,356
Newpark Resources, Inc.	4.000	10/01/17	364,000	358,540
Subsea 7 SA	2.250	10/11/13	600,000	732,600

Oil, Gas & Consumable Fuels 0.0%
Stone Energy Corp. (S)	1.750	03/01/17	429,000	412,913

Health Care 0.1%				854,928

Biotechnology 0.0%
Dendreon Corp.	2.875	01/15/16	511,000	410,078

Pharmaceuticals 0.1%
Teva Pharmaceutical Finance Company, LLC	0.250	02/01/26	410,000	444,850

Industrials 0.2%				1,765,507

Airlines 0.1%
AirTran Holdings, Inc.	5.250	11/01/16	322,000	406,123

Machinery 0.1%
Altra Holdings, Inc. (S)	2.750	03/01/31	523,000	511,886
Greenbrier Companies, Inc. (S)	3.500	04/01/18	886,000	802,938

Marine 0.0%
Ultrapetrol Bahamas, Ltd. (S)	7.250	01/15/17	64,000	44,560

Information Technology 0.6%				6,311,317

Communications Equipment 0.2%
Alcatel-Lucent (EUR) (D)	5.000	01/01/15	13,566,000	154,555
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23	880,000	723,800
Ciena Corp. (S)	4.000	03/15/15	465,000	505,688
Comtech Telecommunications Corp.	3.000	05/01/29	513,000	566,224
Ixia	3.000	12/15/15	670,000	704,338

Internet Software & Services 0.1%
WebMD Health Corp.	2.500	01/31/18	573,000	494,929

16

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Information Technology (continued)

Semiconductors & Semiconductor Equipment 0.1%
Micron Technology, Inc. (S)	1.500	08/01/31	450,000	$412,313
Micron Technology, Inc.	1.875	06/01/27	307,000	278,986
ON Semiconductor Corp.	2.625	12/15/26	674,000	727,078

Software 0.2%
Callidus Software, Inc. (S)	4.750	06/01/16	461,000	568,183
Mentor Graphics Corp.	4.000	04/01/31	674,000	717,810
Symantec Corp.	1.000	06/15/13	430,000	457,413

Materials 0.1%				1,468,487

Construction Materials 0.0%
Cemex SAB de CV	3.750	03/15/18	275,000	245,781

Containers & Packaging 0.1%
Owens-Brockway Glass Container, Inc. (S)	3.000	06/01/15	705,000	688,256

Metals & Mining 0.0%
RTI International Metals, Inc.	3.000	12/01/15	509,000	534,450

Structured Notes (K) 0.5%				$5,727,974

(Cost $5,515,812)

Brazil 0.1%				624,767

Federative Republic of Brazil (HSBC Bank PLC)
Note (BRL) (D)	10.000	01/01/17	300,000	156,652
Federative Republic of Brazil (JPMorgan Chase Bank NA)
Note (BRL) (D)	10.000	01/01/17	400,000	216,273
Note (BRL) (D)	10.000	01/01/21	480,000	251,842

Colombia 0.1%				709,134

Republic of Colombia (Citigroup Funding, Inc.)
Note (COP) (D) (S)	10.000	07/24/24	208,000,000	144,926
Note (COP) (D)	11.000	07/27/20	800,000,000	564,208

Indonesia 0.1%				1,710,013

Republic of Indonesia (Barclays Bank PLC)
Note (IDR) (D)	11.500	09/15/19	10,600,000,000	1,545,910
Republic of Indonesia (Deutsche Bank AG)
Note (IDR) (D) (S)	7.000	05/15/22	1,400,000,000	164,103

Russia 0.2%				2,292,297

Government of Russia (Credit Suisse)
Bond (RUB) (D) (S)	7.000	06/03/15	23,700,000	810,182
Bond (RUB) (D)	7.500	03/15/18	5,100,000	173,567
Bond (RUB) (D)	7.600	04/14/21	9,000,000	301,912
Government of Russia (Deutsche Bank AG)
Bond (RUB) (D)	7.350	01/20/16	10,000,000	342,468
Government of Russia (HSBC Bank PLC)
Bond (RUB) (D) (S)	7.350	01/20/16	9,000,000	309,320
Government of Russia (JPMorgan Chase Bank NA)
Bond (RUB) (D) (S)	7.350	01/20/16	3,500,000	120,292
Bond (RUB) (D)	7.600	04/14/21	7,000,000	234,556

17

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United Kingdom 0.0%				$391,763

Cablevision SA (Deutsche Bank AG)
Bond (S)	9.375	02/13/18	390,000	391,763

Term Loans (M) 19.6%				$221,493,179

(Cost $222,996,766)

Consumer Discretionary 6.4%				72,739,469

Auto Components 0.5%
Allison Transmission, Inc.	2.740	08/07/14	2,225,087	2,217,090
The Goodyear Tire & Rubber Company	4.750	04/30/19	3,690,000	3,633,882

Automobiles 0.2%
Chrysler Group LLC	6.000	05/24/17	2,031,086	2,067,183

Diversified Consumer Services 0.3%
SSI Investments II, Ltd.	6.500	05/26/17	1,966,132	1,977,191
Weight Watchers International, Inc.	4.000	03/12/19	1,607,000	1,605,983

Hotels, Restaurants & Leisure 1.2%
Boyd Gaming Corp.	6.000	12/17/15	1,357,813	1,371,391
Caesars Entertainment Operating Company, Inc.	5.489	01/26/18	3,428,800	3,134,290
CCM Merger, Inc.	6.000	03/01/17	3,401,818	3,390,480
Isle of Capri Casinos, Inc.	4.750	11/01/13	1,622,655	1,630,769
Pinnacle Entertainment, Inc. (T)	—	03/19/19	1,604,000	1,604,000
The Wendy's Company (T)	—	05/03/19	2,585,000	2,596,847

Leisure Equipment & Products 0.1%
AMC Networks, Inc.	4.000	12/31/18	1,356,748	1,353,356

Media 3.5%
Advantage Sales & Marketing LLC	5.250	12/18/17	2,101,147	2,095,894
Advantage Sales & Marketing LLC	9.250	06/18/18	710,000	706,450
Bragg Communications, Inc.	4.000	02/28/18	2,608,000	2,608,000
Cequel Communications LLC	4.000	02/14/19	3,162,000	3,128,799
Charter Communications, Inc.	4.000	04/26/19	3,329,000	3,317,349
Cumulus Media Holdings, Inc.	5.750	09/17/18	2,816,472	2,838,440
Getty Images, Inc.	5.250	11/07/16	2,593,922	2,605,966
Hubbard Broadcasting, Inc.	5.250	04/28/17	1,133,852	1,139,521
Interactive Data Corp.	4.500	02/12/18	2,484,432	2,486,295
Kabel Deutschland GmbH	4.250	02/01/19	1,110,000	1,111,388
Lin Television Corp.	5.000	12/21/18	982,538	986,222
MCC Georgia LLC	4.500	10/23/17	1,946,609	1,941,742
Nielsen Finance LLC	3.491	05/02/16	2,096,119	2,095,683
RH Donnelley, Inc.	9.000	10/24/14	1,545,482	718,649
Sinclair Television Group, Inc.	4.000	10/28/16	3,336,281	3,342,536
Univision Communications, Inc.	4.491	03/31/17	5,555,613	5,184,081
UPC Financing Partnership	4.750	12/29/17	831,000	833,078
Visant Corp.	5.250	12/22/16	2,129,590	2,094,452

Multiline Retail 0.5%
Lord & Taylor LLC	5.750	01/11/19	2,558,588	2,590,570
The Neiman Marcus Group, Inc.	4.750	05/16/18	2,664,000	2,664,370

Specialty Retail 0.1%
Toys R US - Delaware, Inc.	6.000	09/01/16	1,674,500	1,667,522

18

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples 1.9%				$22,022,511

Diversified Financial Services 0.1%
Pinnacle Foods Finance LLC	4.750	10/17/18	1,113,000	1,116,710

Food & Staples Retailing 0.4%
BJ's Wholesale Club, Inc.	5.250	09/28/18	2,977,519	2,997,587
Michael Foods, Inc.	4.250	02/23/18	1,713,170	1,715,312

Food Products 0.8%
Del Monte Corp.	4.500	03/08/18	4,258,638	4,224,701
Dole Food Company, Inc.	5.026	07/06/18	1,269,900	1,275,853
Dole Food Company, Inc.	5.040	07/06/18	709,649	712,975
Pierre Foods, Inc.	7.000	09/30/16	2,093,125	2,098,358
Pinnacle Foods Finance LLC	2.770	04/02/14	1,193,734	1,193,236

Household Products 0.3%
Reynolds Consumer Products Holdings, Inc.	6.500	02/09/18	2,002,521	2,028,180
Reynolds Group Holdings, Inc.	6.500	08/09/18	1,216,589	1,232,177

Personal Products 0.3%
Prestige Brands, Inc.	5.278	01/31/19	878,977	883,372
Revlon Consumer Products Corp.	4.750	11/17/17	2,547,632	2,544,050

Energy 0.6%				6,412,408

Oil, Gas & Consumable Fuels 0.6%
El Paso Corp. (T)	—	04/10/18	1,090,000	1,100,355
Energy Transfer Equity LP	3.750	03/21/17	3,410,000	3,366,765
MEG Energy Corp.	4.000	03/16/18	1,943,939	1,945,288

Financials 0.9%				9,712,712

Capital Markets 0.2%
Rexnord, Inc.	5.000	04/02/18	2,527,665	2,548,202

Diversified Financial Services 0.4%
Fox Acquisition Sub LLC	4.750	07/14/15	4,170,290	4,176,808

Real Estate Investment Trusts 0.3%
iStar Financial, Inc.	5.000	06/28/13	949,910	948,722
iStar Financial, Inc.	7.000	06/30/14	2,040,000	2,038,980

Health Care 2.0%				22,332,322

Health Care Equipment & Supplies 0.1%
Kinetic Concepts, Inc.	7.000	05/04/18	1,408,470	1,436,420

Health Care Providers & Services 1.5%
Community Health Systems, Inc.	2.627	07/25/14	1,470,825	1,457,341
Community Health Systems, Inc.	3.989	01/25/17	1,060,535	1,047,468
DaVita, Inc.	4.500	10/20/16	2,205,315	2,207,521
Emergency Medical Services Corp.	5.250	05/25/18	2,389,762	2,395,737
Golden Gate National Senior Care LLC	5.000	05/04/18	1,513,644	1,425,663
IASIS Healthcare Corp.	5.000	05/03/18	3,023,415	3,029,084
United Surgical Partners International, Inc.	7.000	03/19/19	3,034,000	3,032,104
Vanguard Health Holding Company II LLC	5.000	01/29/16	2,252,433	2,265,103

Life Sciences Tools & Services 0.2%
Pharmaceutical Product Development, Inc.	6.250	12/05/18	1,537,265	1,551,997

Pharmaceuticals 0.2%
Warner Chilcott Company LLC	4.250	03/15/18	2,478,204	2,483,884

19

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials 1.5%				$17,213,504

Aerospace & Defense 0.8%
DAE Aviation Holdings, Inc.	5.470	07/31/14	1,696,991	1,692,749
Sequa Corp.	3.723	12/03/14	3,878,447	3,829,966
Sequa Corp.	6.250	12/03/14	902,738	903,302
TransDigm, Inc.	4.000	02/14/17	2,495,700	2,497,779

Building Products 0.2%
Goodman Global, Inc.	5.750	10/28/16	1,006,231	1,011,262
Goodman Global, Inc.	9.000	10/30/17	687,909	699,088

Commercial Services & Supplies 0.1%
Acco Brands Corp. (T)	—	03/08/19	1,090,000	1,093,406

Industrial Conglomerates 0.2%
Bakrie and Brothers Tbk PT	15.000	01/18/13	128,297	120,599
Tomkins LLC	4.250	09/29/16	2,461,335	2,467,489

Machinery 0.1%
Douglas Dynamics Holdings, Inc.	5.750	04/07/18	1,319,790	1,309,892

Road & Rail 0.1%
RailAmerica, Inc.	4.000	03/01/19	1,585,000	1,587,972

Information Technology 2.0%				22,415,871

Communications Equipment 0.3%
CommScope, Inc.	4.250	01/12/18	1,600,720	1,601,681
Fibertech Networks LLC	6.750	11/30/16	1,364,725	1,366,431

Semiconductors & Semiconductor Equipment 0.8%
Freescale Semiconductor, Inc.	4.491	12/01/16	1,563,591	1,531,342
Microsemi Corp.	4.000	02/02/18	2,458,737	2,460,273
NXP Funding LLC	4.500	03/03/17	2,514,600	2,480,024
NXP Funding LLC	5.500	03/03/17	2,232,780	2,245,339

Software 0.7%
First Data Corp.	4.240	03/23/18	5,795,632	5,276,199
Lawson Software, Inc.	6.250	04/05/18	2,593,000	2,624,873

Wireless Telecommunication Services 0.2%
Synverse Technologies	5.000	04/10/19	2,825,000	2,829,709

Materials 1.8%				20,500,480

Chemicals 1.2%
Chemtura Corp.	5.500	08/27/16	2,238,518	2,253,209
Hexion Specialty Chemicals BV	4.250	05/05/15	794,045	788,586
Ineos US Finance LLC (T)	—	05/17/18	4,071,000	4,088,912
Momentive Specialty Chemicals, Inc.	4.000	05/05/15	1,858,889	1,846,109
OM Group, Inc.	5.750	08/02/17	818,885	822,979
Styron LLC	6.000	08/02/17	4,516,453	4,204,538

Metals & Mining 0.4%
Novelis, Inc.	4.000	03/10/17	2,333,264	2,333,264
Walter Energy, Inc.	4.000	04/02/18	2,373,590	2,371,047

Paper & Forest Products 0.2%
Ainsworth Lumber Company, Ltd.	5.250	06/26/14	1,899,473	1,791,836

20

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Telecommunication Services 1.4%				$15,317,199

Diversified Telecommunication Services 1.4%
Atlantic Broadband Finance LLC	5.250	04/03/19	2,239,000	2,251,129
Crown Castle Operating Company	4.000	01/31/19	2,663,325	2,664,990
Intelsat Jackson Holdings SA	5.250	04/02/18	2,919,597	2,932,977
Level 3 Financing, Inc.	2.653	03/13/14	2,924,000	2,902,070
Level 3 Financing, Inc.	5.750	08/31/18	1,000,000	1,012,708
Telesat Holdings, Inc.	4.250	03/26/19	3,560,000	3,553,325

Utilities 1.1%				12,826,703

Electric Utilities 0.5%
Texas Competitive Electric Holdings Company LLC	4.741	10/10/17	9,988,544	5,464,563

Independent Power Producers & Energy Traders 0.6%
Calpine Corp.	4.500	04/02/18	2,262,150	2,264,170
Genon Energy, Inc.	6.000	12/01/17	3,037,125	3,019,409
NRG Energy, Inc.	4.000	07/02/18	2,075,318	2,078,561

Collateralized Mortgage Obligations 16.6%				$188,390,756

(Cost $187,398,900)

Commercial & Residential 16.4%				185,817,850

7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A (S)	4.082	03/13/31	1,500,000	1,533,725
American General Mortgage Loan Trust
Series 2010-1A, Class A2 (S)	5.650	03/25/58	7,000,000	7,390,768
American Home Mortgage Assets
Series 2007-1, Class A1 (P)	0.858	02/25/47	5,974,440	2,793,481
BAMLL-DB Trust
Series 2012-OSI , Class A1 (S)	2.343	04/13/29	3,975,000	3,959,895
BCAP LLC Trust
Series 2009, Class 7A1 (S)	6.120	08/26/36	2,694,781	2,660,699
Series 2011, Class 21A5 (S)	2.868	06/26/34	4,655,214	4,613,401
BCRR Trust
Series 2009-1, Class 2A1 (S)	5.858	07/17/40	3,200,000	3,647,066
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A (P)	5.299	10/12/42	2,240,000	2,497,716
Citicorp Mortgage Securities, Inc.
Series 2007-8, Class 1A3	6.000	09/25/37	900,493	903,831
Citigroup Mortgage Loan Trust, Inc.
Series 2010-8, Class 5A6 (S)	4.000	11/25/36	7,217,937	7,409,154
Series 2010-8, Class 6A6 (S)	4.500	12/25/36	7,016,835	7,234,181
Series 2012-1, Class 1A1 (P) (S)	0.609	06/25/35	5,450,000	4,888,083
Commercial Mortgage Pass Through Certificates
Series 2006, Class C8	5.377	12/10/46	3,950,000	2,628,855
Series 2007-C9, Class A4 (P)	6.006	12/10/49	2,475,000	2,867,253
Countrywide Alternative Loan Trust
Series 2005-51, Class 1A2A (P)	0.530	11/20/35	301,317	295,216
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.489	02/25/36	3,259,046	2,018,480
Series 2004-25, Class 1A1 (P)	0.569	02/25/35	4,660,641	3,323,946
Series 2004-25, Class 2A1 (P)	0.579	02/25/35	6,427,674	4,612,158
Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P) (S)	4.250	06/25/50	2,450,000	2,244,626
Series 2010-20R, Class 5A6 (P) (S)	3.500	09/27/35	4,256,404	4,220,986

21

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA2, Class A1 (P)	0.928	04/25/47	3,055,371	$1,976,898
Extended Stay America Trust
Series 2010-ESHA, Class A (S)	2.951	11/05/27	8,057,117	8,156,067
Series 2010-ESHA, Class B (S)	4.221	11/05/27	3,750,000	3,807,206
First Horizon Alternative Mortgage Securities
Series 2005-AA12, Class 1A1 (P)	2.384	02/25/36	3,015,037	2,202,310
FREMF Mortgage Trust
Series 2011-K701, Class C (P) (S)	4.436	07/25/48	6,125,000	5,786,545
GS Mortgage Securities Corp. II
Series 2007, Class G10 (P)	5.980	08/10/45	5,325,000	4,631,057
Harborview Mortgage Loan Trust
Series 2007-3, Class 2A1A (P)	0.440	05/19/47	4,501,035	2,858,391
Indymac Index Mortgage Loan Trust
Series 2005-16IP, Class A1 (P)	0.559	07/25/45	3,000,676	2,050,599
Jefferies & Company, Inc.
Series 2008-R1, Class A (P) (S)	8.616	06/25/47	3,420,984	2,640,551
Series 2009-R2, Class 4A (P) (S)	2.956	05/26/37	2,540,461	2,518,110
Series 2009-R9, Class 1A1 (P) (S)	2.511	08/26/46	1,933,923	1,906,101
Series 2010-R8, Class 1A1 (P) (S)	0.442	02/26/47	2,844,430	2,793,400
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A2FX	5.130	01/12/43	2,109,145	2,114,551
Series 2006-LDP9, Class AJ	5.411	05/15/47	4,725,000	2,954,812
Series 2007-C1, Class A4	5.716	02/15/51	500,000	552,721
Series 2010-C1, Class A1 (S)	3.853	06/15/43	2,741,053	2,907,870
Series 2011-CCHP, Class A (P) (S)	2.600	07/15/28	4,250,000	4,239,375
JPMorgan Re-REMIC
Series 2009-12, Class 1A1 (P) (S)	5.778	07/26/37	838,989	871,711
Series 2011-2 , Class 1A3 (P) (S)	0.889	08/26/37	5,261,287	5,081,389
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4	5.372	09/15/39	526,000	597,876
Lehman XS Trust
Series 2007-4N, Class 3A2A (P)	0.908	03/25/47	903,181	552,736
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A (P)	2.619	12/25/35	147,679	146,907
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A (P)	0.360	12/12/49	1,434,222	1,435,381
Morgan Stanley Reremic Trust
Series 2011-KEYA, Class 1A (S)	4.250	12/19/40	4,998,068	5,000,817
MortgageIT Trust
Series 2004-2, Class A1 (P)	0.609	12/25/34	2,569,878	2,259,293
Nomura Resecuritization Trust
Series 2011-1RA, Class 1A5 (P) (S)	2.520	03/26/36	4,607,552	4,551,734
OBP Depositor LLC Trust
Series 2010-OBP, Class A (S)	4.646	07/15/45	2,500,000	2,843,855
Structured Asset Mortgage Investments, Inc.
Series 2005-AR6, Class 2A1 (P)	0.549	09/25/45	4,348,129	2,829,245
WaMu Mortgage Pass Through Certificates
Series 2004-AR8, Class A1 (P)	0.670	06/25/44	2,280,830	1,614,509
Series 2005-11, Class A1 (P)	0.559	08/25/45	4,912,670	4,026,282
Series 2005-AR1, Class A1A (P)	0.559	01/25/45	2,171,752	1,819,436
Series 2005-AR13, Class A1B2 (P)	0.669	10/25/45	2,563,554	1,867,487
Series 2005-AR17, Class A1A2 (P)	0.529	12/25/45	3,758,431	2,793,510
Series 2005-AR19, Class A1A1 (P)	0.509	12/25/45	2,135,748	1,743,552

22

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Series 2005-AR6, Class 2A1A (P)	0.469	04/25/45	5,945,349	$4,747,420
Series 2005-AR8, Class 1A (P)	0.509	07/25/45	4,194,131	3,343,595
Series 2005-AR9, Class A1A (P)	0.559	07/25/45	2,784,715	2,200,861
WaMu Mortgage Pass-Through Certificates
Series 2005-AR13, Class A1A1 (P)	0.529	10/25/45	4,574,385	3,647,034
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR12, Class 2A6 (P)	2.637	06/25/35	2,006,429	1,937,311
Series 2005-AR4, Class 2A2 (P)	2.689	04/25/35	3,423,681	3,132,682
Series 2005-AR9, Class 3A1 (P)	2.723	06/25/34	977,583	933,143

U.S. Government Agency 0.2%				2,572,906

Federal Home Loan Mortgage Corp.
Freddie Mac Series 3733, Class A	4.000	04/15/28	1,167,665	1,215,828
Freddie Mac Series 3829 IO	4.500	08/15/39	8,603,783	1,357,078

Asset Backed Securities 3.3%				$37,106,268

(Cost $35,911,544)

Cabela's Master Credit Card Trust
Series 2010-2A, Class A1 (S)	2.290	09/17/18	3,000,000	3,119,192
Carrington Mortgage Loan Trust
Series 2006-FRE1, Class A2 (P)	0.349	07/25/36	3,943,940	3,651,777
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1 (P)	0.289	07/25/37	259,064	255,115
FUEL Trust
Series 2011-1 (S)	4.207	04/15/16	2,725,000	2,844,965
GSAMP Trust
Series 2007-HE2, Class A2A (P)	0.359	03/25/47	1,998,041	1,966,302
Home Equity Mortgage Trust
Series 2006-1, Class A2	5.300	05/25/36	6,311,000	3,134,888
Nationstar Home Equity Loan Trust
Series 2007-A, Class AV2 (P)	0.339	03/25/37	4,576,121	4,561,436
Option One Mortgage Loan Trust
Series 2007-2, Class 3A1 (P)	0.329	03/25/37	142,236	141,987
SLC Student Loan Trust
Series 2010-B, Class A1 (P) (S)	4.000	07/15/42	1,965,426	1,986,807
SLM Student Loan Trust
Series 20011-1, Class A1 (P)	0.759	03/25/26	4,429,384	4,401,471
Soundview Home Equity Loan Trust
Series 2005-OPT3, Class A4 (P)	0.539	11/25/35	2,167,121	2,023,946
Structured Asset Securities Corp.
Series 2006-BC6, Class A2 (P)	0.319	01/25/37	125,659	125,295
Series 2008-BC4, Class A3 (P)	0.489	11/25/37	4,085,698	3,779,025
TAL Advantage LLC
Series 2010-2A, Class A (S)	4.300	10/20/25	2,635,000	2,731,575
Series 2011-1A, Class A (S)	4.600	01/20/26	2,318,750	2,382,487

23

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

		Shares	Value

Preferred Securities 0.3%			$3,233,724

(Cost $3,222,448)

Energy 0.1%			1,396,658

Oil, Gas & Consumable Fuels 0.1%
Apache Corp., Series D, 6.000%		13,780	731,994
SandRidge Energy, Inc., 8.500%		5,395	664,664

Financials 0.2%			1,703,342

Commercial Banks 0.1%
Wells Fargo & Company, Series L, 7.500%		617	691,059
Wintrust Financial Corp., 7.500%		9,850	542,932

Insurance 0.1%
Hartford Financial Services Group, Inc., Series F, 7.250%		6,606	141,567
MetLife, Inc., 5.000%		4,765	327,784

Information Technology 0.0%			10,978

IT Services 0.0%
Unisys Corp., 6.250%		183	10,978

Materials 0.0%			122,746

Metals & Mining 0.0%
Molycorp, Inc., 5.500%		1,840	122,746

	Yield	Shares	Value

Short-Term Investments 7.7%			$87,331,139

(Cost $87,331,139)

Money Market Funds 7.6%			85,799,411

State Street Institutional Liquid Reserves Fund	0.2086%(Y)	85,799,411	85,799,411

		Par value^	Value

Repurchase Agreement 0.1%			1,531,728

Repurchase Agreement with State Street Corp., dated 4-30-12 at 0.010% to be repurchased at $1,531,728 on 5-1-12, collateralized by $1,504,000 U.S. Treasury
Bill, 1.500% due 7-31-16 (valued at $1,556,640, including interest)		1,531,728	1,531,728

Total investments (Cost $1,160,028,715)† 104.1%			$1,177,473,966

Other assets and liabilities, net (4.1%)			($46,251,628)

Total net assets 100.0%		$1,131,222,338

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

24

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

Notes to Portfolio of Investments

IO Interest Only Security – Interest Tranche of Stripped Mortgage Pool. Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

TBA To Be Announced

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $203,348,598 or 17.98% of the Fund's net assets as of 4-30-12.

(T) A portion of this position represents unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.

(Y) The rate shown is the annualized seven-day yield as of 4-30-12.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $1,163,173,674. Net unrealized appreciation aggregated $14,300,292, of which $29,560,307 related to appreciated investment securities and $15,260,015 related to depreciated investment securities.

25

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

The Fund had the following country concentration as a percentage of net assets on 4-30-12:

United States	81.1%
United Kingdom	2.4%
Canada	2.1%
Luxembourg	1.7%
Cayman Islands	1.1%
Mexico	1.0%
Netherlands	0.8%
Russia	0.7%
Brazil	0.7%
France	0.6%
Other Countries	7.8%

26

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

27

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-12	Price	Inputs	Inputs
Corporate Bonds	$483,071,021	—	$483,071,021	—
U.S. Government & Agency Obligations	63,590,873	—	63,590,873	—
Foreign Government Obligations	67,388,867	—	67,388,867	—
Capital Preferred Securities	3,558,746	—	3,558,746	—
Convertible Bonds	16,581,419	—	16,581,419	—
Structured Notes	5,727,974	—	5,727,974	—
Term Loans	221,493,179	—	221,372,580	$120,599
Collateralized Mortgage Obligations	188,390,756	—	184,430,861	3,959,895
Asset Backed Securities	37,106,268	—	37,106,268	—
Preferred Securities	3,233,724	$2,026,128	1,207,596	—
Short-Term Investments	87,331,139	85,799,411	1,531,728	—

Total Investments in Securities	$1,177,473,966	$87,825,539	$1,085,567,933	$4,080,494
Other Financial Instruments:
Futures	($2,064,989)	($2,064,989)	—	—
Forward Foreign Currency Contracts	($44,717)	—	($44,717)	—
Interest Rate Swaps	($1,543,729)	—	($1,543,729)	—
Credit Default Swaps	($2,947,259)	—	($2,947,259)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred from Level 3 since observable market data became available due to increased market activity of these securities.

				Collateralized
	Corporate			Mortgage
	Bonds	Structured Notes	Term Loans	Obligations	Common Stocks	Total
Balance as of 7-31-11	$401,861	$16,114,229	$393,026	$3,675,000	-	$20,584,116
Realized gain (loss)	(6,170)	196,654	2,871	-	$1,354	194,709
Change in unrealized appreciation
(depreciation)	(6,238)	(512,628)	(5,724)	(15,051)	-	(539,641)
Purchases	-	-	128,297	3,974,946	-	4,103,243
Sales	(141,371)	(7,714,256)	(397,871)	-	(1,354)	(8,254,852)
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	(248,082)	(8,083,999)	-	(3,675,000)	-	(12,007,081)
Balance as of 4-30-12	-	-	$120,599	$3,959,895	-	$4,080,494
Change in unrealized at period end*	-	($613,953)	$1,975	-	-	(611,978)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

28

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Structured notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

29

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

During the period ended April 30, 2012, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at April 30, 2012. During the period ended April 30, 2012, the Fund held futures contracts with USD absolute notional values ranging from $204.7 million to $245.0 million as measured at each quarter end.

					UNREALIZED
	NUMBER OF			NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	VALUE	(DEPRECIATION)
U.S. Treasury 2-Year Note Futures	201	Short	Jun 2012	($44,329,922)	($44,727)
U.S. Treasury 10-Year Note Futures	1,300	Short	Jun 2012	(171,965,625)	(1,573,818)
U.S. Treasury 30-Year Bond Futures	340	Short	Jun 2012	(48,577,500)	(518,785)
U.S. Treasury 5-Year Note Futures	129	Long	Jun 2012	15,969,797	45,873
U.S. Treasury Ultra Long Bond Futures	25	Long	Jun 2012	3,945,312	26,468
				($244,957,938)	($2,064,989)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and gain exposure to foreign currency. The following table summarizes the contracts held at April 30, 2012. During the period ended April 30, 2012, the Fund held forward foreign currency contracts with USD absolute values ranging from $14.7 million to $48.4 as measured at each quarter end.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY	COUNTER-	SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	PARTY	DATE	(DEPRECIATION)

BUYS

BRL	2,085,180	$1,137,143	Citibank N.A.	May 2012	($43,221)
CNY	7,908,801	1,241,570	Citibank N.A.	May 2012	11,298
COP	1,971,466,700	1,115,083	Citibank N.A.	May 2012	3,556
PHP	6,731,450	156,702	Citibank N.A.	Jun 2012	2,335
RUB	41,463,919	1,378,532	Citibank N.A.	May 2012	28,046

		$5,029,030			$2,014

SELLS

BRL	2,085,180	$1,133,558	Citibank N.A.	May 2012	$39,636
CNY	7,908,801	1,243,795	Citibank N.A.	May 2012	(9,073)
COP	1,971,466,700	1,098,000	Citibank N.A.	May 2012	(20,639)
COP	1,971,466,700	1,110,060	Citibank N.A.	Jun 2012	(4,338)
EUR	5,253,542	6,906,455	Citibank N.A.	May 2012	(48,350)
GBP	127,000	201,516	Citibank N.A.	May 2012	(4,556)
MXN	7,324,632	560,000	Citibank N.A.	May 2012	(1,731)
RUB	7,301,250	250,000	Citibank N.A.	May 2012	2,320

		$12,503,384			($46,731)

30

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

Currency Abbreviations
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
COP	Columbia Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble

Swaps. The Fund may enter into interest rate and credit default swap agreements. Swap agreements are agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (exchange traded swaps). Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations, and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended April 30, 2012, the Fund used interest rate swaps to manage duration of the portfolio. The following table summarizes the interest rate swap contracts held as of April 30, 2012. During the period ended April 30, 2012, the Fund held interest rate swaps with total USD notional amount as represented below.

	USD NOTIONAL	PAYMENTS MADE BY	PAYMENTS RECEIVED	MATURITY
COUNTERPARTY	AMOUNT	FUND	BY FUND	DATE	MARKET VALUE

Citibank N.A.	$10,160,000	Fixed 3.5825%	3-Month LIBOR (a)	Dec 2019	($1,543,729)

(a) At 4-30-12, the 3-month LIBOR rate was 0.46585%.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

31

Multi Sector Bond Fund
As of 4-30-12 (Unaudited)

During the period ended April 30, 2012, the Fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the Fund held as of April 30, 2012 as a Buyer of protection. During the period ended April 30, 2012, the Fund held credit default swap contracts with total USD notional amount as represented below.

			(PAY)/		UNAMORTIZED
		USD	RECEIVE		UPFRONT	UNREALIZED
	REFERENCE	NOTIONAL	FIXED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
COUNTER- PARTY	OBLIGATION	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Citibank N.A.	CDX.NA.IG.18	$110,400,000	-1.000%	Jun 2017	($390,394)	$4,770	($385,624)
Credit Suisse International	CDX.NA.HY 18	55,700,000	-1.000%	Jun 2017	1,716,831	(159,233)	1,557,598
		$166,100,000			$1,326,437	($154,463)	$1,171,974

The Fund used CDS as a Seller of protection during the period ended April 30, 2012 to take a long exposure to the reference credit indices. The following table summarizes the credit default swap contracts the Fund held as of April 30, 2012 where the Fund acted as a Seller of protection. During the period ended April 30, 2012, the Fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $23.2 million to $67.2 as measured at each quarter end. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

			(PAY)/		UNAMORTIZED
			RECEIVE		UPFRONT	UNREALIZED
COUNTER-	REFERENCE	USD NOTIONAL	FIXED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
PARTY	OBLIGATION	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Citibank N.A.	CMBX.NA.AAA.4	$4,000,000	0.350%	Feb 2051	($785,853)	$471,086	($314,767)
Citibank N.A.	CMBX NA AM 4S	5,000,000	0.500%	Feb 2051	(1,115,213)	121,880	(993,333)
Citibank N.A.	CMBX NA AM 4	2,000,000	0.500%	Feb 2051	(510,770)	113,437	(397,333)
Citibank N.A.	CMBX NA AM 4	4,000,000	0.500%	Feb 2051	(409,707)	(384,959)	(794,667)
Citibank N.A.	CMBX NA AM 4	3,500,000	0.500%	Feb 2051	(477,244)	(218,089)	(695,333)
Citibank N.A.	CMBX NA AM 4	3,000,000	0.500%	Feb 2051	(527,748)	(68,252)	(596,000)
Citibank N.A.	CMBX NA AM 4	1,650,000	0.500%	Feb 2051	(344,426)	16,626	(327,800)
		$23,150,000			($4,170,961 )	$51,729	($4,119,233)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2012 by risk category:

	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Futures	$72,341	($2,137,330)
	Interest rate swaps	-	(1,543,729)

Credit contracts	Credit default swaps	1,557,598	(4,504,857)

	Foreign forward
Foreign exchange contracts	currency contracts	87,191	(131,908)

Total		$1,717,130	($8,317,824)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

32

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Multi Sector Bond Fund.

350Q3 4/12
6/12

John Hancock
MUTUAL FUNDS

John Hancock Global High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2012

Global High Yield Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 65.2%				$295,483,455

(Cost $291,188,559)

American Samoa 0.1%				354,085

QGOG Atlantic/Alaskan Rigs, Ltd. (S)	5.250	07/30/18	352,323	354,085

Argentina 0.1%				563,158

Capex SA (S)	10.000	03/10/18	195,000	144,300
Empresa Distribuidora y Comercializadora Norte (S)	9.750	10/25/22	264,000	149,121
IRSA Inversiones y Representaciones SA (S)	11.500	07/20/20	284,000	269,737

Australia 0.4%				1,957,853

FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	1,755,000	1,899,788
Mirabela Nickel, Ltd. (S)	8.750	04/15/18	79,000	58,065

Austria 0.1%				241,740

OGX Austria GmbH (S)	8.375	04/01/22	237,000	241,740

Barbados 0.1%				267,995

Columbus International, Inc.	11.500	11/20/14	247,000	267,995

Bermuda 0.2%				1,097,041

Qtel International Finance, Ltd. (S)	5.000	10/19/25	409,000	418,203
Qtel International Finance, Ltd.	5.000	10/19/25	200,000	204,500
Qtel International Finance, Ltd. (S)	4.750	02/16/21	205,000	213,713
Qtel International Finance, Ltd.	4.750	02/16/21	250,000	260,625

Brazil 0.7%				3,199,215

Banco Cruzeiro do Sul SA	8.875	09/22/20	201,000	140,700
Banco Cruzeiro do Sul SA (S)	8.875	09/22/20	369,000	258,300
BM&FBovespa SA (S)	5.500	07/16/20	275,000	295,625
BM&FBovespa SA	5.500	07/16/20	100,000	107,500
BR Malls International Finance, Ltd. (Q)(S)	8.500	01/21/16	137,000	144,193
BR Properties SA (Q)(S)	9.000	10/07/15	153,000	159,885
Globo Comunicacao e Participacoes SA (Q)	6.250	07/20/15	100,000	106,750
Hypermarcas SA (S)	6.500	04/20/21	434,000	414,470
Itau Unibanco Holding SA (S)	5.650	03/19/22	204,000	205,020
NET Servicos de Comunicacao SA	7.500	01/27/20	200,000	229,500
OGX Austria GmbH (S)	8.500	06/01/18	200,000	207,500
Telemar Norte Leste SA (S)	5.500	10/23/20	406,000	421,022
Votorantim Cimentos SA (S)	7.250	04/05/41	500,000	508,750

Canada 2.2%				9,772,422

Ainsworth Lumber Company, Ltd., PIK (S)	11.000	07/29/15	824,608	659,686
Cascades, Inc.	7.875	01/15/20	475,000	464,313
Cascades, Inc.	7.750	12/15/17	650,000	643,500
Catalyst Paper Corp. (H)(S)	11.000	12/15/16	720,000	385,200
CHC Helicopter SA (S)	9.250	10/15/20	1,225,000	1,215,813
Kodiak Oil & Gas Corp. (S)	8.125	12/01/19	530,000	561,800
MEG Energy Corp. (S)	6.500	03/15/21	750,000	789,375
Mercer International, Inc.	9.500	12/01/17	920,000	952,200
NOVA Chemicals Corp.	8.375	11/01/16	1,000,000	1,110,000
Taseko Mines, Ltd.	7.750	04/15/19	1,200,000	1,140,000
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	904,000	962,760
Videotron Ltee (S)	5.000	07/15/22	890,000	887,775

1

Global High Yield Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Cayman Islands 1.6%				$7,241,387

Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15	200,000	200,500
DP World Sukuk, Ltd.	6.250	07/02/17	290,000	307,400
Dubai Holding Commercial Operations MTN, Ltd. (GBP) (D)	6.000	02/01/17	350,000	471,452
Dubai Holding Commercial Operations MTN, Ltd. (EUR) (D)	4.750	01/30/14	150,000	184,656
General Shopping Finance, Ltd. (Q)(S)	10.000	11/09/15	398,000	412,531
Grupo Aval, Ltd. (S)	5.250	02/01/17	200,000	208,000
Gruposura Finance (S)	5.700	05/18/21	401,000	418,444
Hutchison Whampoa International 11, Ltd. (S)	4.625	01/13/22	200,000	207,459
IPIC GMTN, Ltd. (S)	6.875	11/01/41	200,000	213,500
IPIC GMTN, Ltd. (S)	3.750	03/01/17	350,000	355,688
MAF SUKUK, Ltd.	5.850	02/07/17	300,000	312,750
Odebrecht Drilling Norbe VIII/IX, Ltd. (S)	6.350	06/30/21	140,140	149,249
Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06/30/21	196,000	208,740
Odebrecht Finance, Ltd.	7.000	04/21/20	101,000	112,615
Offshore Group Investments, Ltd.	11.500	08/01/15	1,243,000	1,359,531
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	590,000	645,313
Pemex Finance, Ltd.	9.150	11/15/18	520,000	633,204
Petrobras International Finance Company	5.375	01/27/21	64,000	70,068
Petrobras International Finance Company	2.875	02/06/15	90,000	91,912
Schahin II Finance Company, SPV, Ltd. (S)	5.875	09/25/22	310,000	310,000
UPCB Finance V, Ltd. (S)	7.250	11/15/21	350,000	368,375

Chile 0.4%				1,756,095

Banco del Estado de Chile (S)	3.875	02/08/22	164,000	163,180
Cencosud SA (S)	5.500	01/20/21	200,000	210,981
Corporacion Nacional del Cobre de Chile (S)	6.150	10/24/36	255,000	313,250
Corporacion Nacional del Cobre de Chile	6.150	10/24/36	869,000	1,068,684

China 0.3%				1,132,264

China Liansu Group Holdings, Ltd. (S)	7.875	05/13/16	335,000	317,413
Evergrande Real Estate Group, Ltd.	13.000	01/27/15	102,000	102,510
Kaisa Group Holdings, Ltd.	13.500	04/28/15	200,000	193,000
MIE Holdings Corp. (S)	9.750	05/12/16	318,000	316,792
Tencent Holdings, Ltd. (S)	4.625	12/12/16	200,000	202,549

Colombia 0.0%				206,000

Transportadora de Gas Internacional SA ESP (S)	5.700	03/20/22	200,000	206,000

Cyprus 0.0%				181,666

Mriya Agro Holding PLC (S)	10.950	03/30/16	200,000	181,666

Dominican Republic 0.0%				119,572

Cap Cana SA (H)	10.000	04/30/16	364,220	72,844
Cap Cana SA, PIK	10.000	04/30/16	311,518	46,728

Germany 0.4%				1,589,924

Kabel BW Musketeer GmbH (EUR) (D)	9.500	03/15/21	725,000	1,026,861
Unitymedia Hessen GmbH & Company KG (S)	8.125	12/01/17	525,000	563,063

Hong Kong 0.1%				519,102

Central China Real Estate, Ltd. (S)	12.250	10/20/15	104,000	105,040
PCCW-HKT Capital No 4, Ltd.	4.250	02/24/16	400,000	414,062

India 0.0%				140,887

ICICI Bank, Ltd. (S)	5.750	11/16/20	143,000	140,887

2

Global High Yield Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Indonesia 0.0%				$199,500

Berau Coal Energy Tbk PT (S)	7.250	03/13/17	200,000	199,500

Ireland 1.2%				5,440,160

Alfa Bank OJSC (S)	7.875	09/25/17	317,000	326,193
Ardagh Packaging Finance PLC (EUR) (D)	9.250	10/15/20	300,000	409,023
Ardagh Packaging Finance PLC (S)	9.125	10/15/20	1,200,000	1,299,000
Metalloinvest Finance, Ltd. (S)	6.500	07/21/16	374,000	372,130
Nara Cable Funding, Ltd. (S)	8.875	12/01/18	1,650,000	1,509,750
Novatek Finance, Ltd. (S)	6.604	02/03/21	558,000	610,463
Novatek Finance, Ltd.	5.326	02/03/16	235,000	244,851
Ono Finance II PLC (S)	10.875	07/15/19	335,000	284,750
SCF Capital, Ltd. (S)	5.375	10/27/17	400,000	384,000

Jamaica 0.2%				684,148

Digicel Group, Ltd.	10.500	04/15/18	372,000	407,786
Digicel Group, Ltd. (S)	9.125	01/15/15	171,000	172,112
Digicel, Ltd.	8.250	09/01/17	100,000	104,250

Jersey, C.I. 0.0%				92,797

Bank of India (P)(Q)	6.994	04/03/17	102,000	92,797

Kazakhstan 1.3%				5,930,802

BTA Bank JSC (10.750% to 01/01/2013, then 12.500%)
(H)(S)	10.750	07/01/18	534,480	106,896
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%) (H)	10.750	07/01/18	506,337	101,267
BTA Bank JSC (Recovery Units) (H)(S)	—	06/30/20	860,400	73,134
KazMunayGas National Company (S)	9.125	07/02/18	231,000	287,884
KazMunayGas National Company	8.375	07/02/13	1,679,000	1,777,624
KazMunayGas National Company	7.000	05/05/20	1,164,000	1,334,235
KazMunayGas National Company (S)	7.000	05/05/20	325,000	372,531
KazMunayGas National Company (S)	6.375	04/09/21	433,000	482,128
KazMunayGas National Company	11.750	01/23/15	892,000	1,084,039
Zhaikmunai LLP (S)	10.500	10/19/15	152,000	156,562
Zhaikmunai LLP	10.500	10/19/15	150,000	154,502

Luxembourg 1.9%				8,439,046

ALROSA Finance SA	7.750	11/03/20	200,000	212,750
APERAM (S)	7.750	04/01/18	550,000	525,250
APERAM (S)	7.375	04/01/16	350,000	341,250
ARD Finance SA, PIK (S)	11.125	06/01/18	594,383	595,869
Cemex Espana Luxembourg	9.250	05/12/20	280,000	250,740
Cemex Espana Luxembourg (EUR) (D)	8.875	05/12/17	51,000	59,340
ConvaTec Healthcare E SA (S)	10.500	12/15/18	775,000	792,438
Evraz Group SA (S)	6.750	04/27/18	279,000	268,370
Gazprom OAO Via Gaz Capital SA	9.250	04/23/19	100,000	124,500
Intelsat Jackson Holdings SA	7.250	04/01/19	1,195,000	1,245,788
Matterhorn Mobile Holdings SA (EUR) (D)	8.250	02/15/20	750,000	1,022,559
Minerva Luxembourg SA (S)	12.250	02/10/22	390,000	415,350
VIP Finance Ireland, Ltd. (S)	7.748	02/02/21	274,000	272,699
VTB Capital SA	6.875	05/29/18	500,000	527,605
VTB Capital SA	6.250	06/30/35	172,000	179,310
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	1,839,803	1,605,228

3

Global High Yield Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Malaysia 1.0%				$4,610,270

Petronas Capital, Ltd.	7.875	05/22/22	3,209,000	4,378,626
Petronas Global Sukuk, Ltd. (S)	4.250	08/12/14	220,000	231,644

Mexico 0.4%				1,784,175

America Movil SAB de CV	2.375	09/08/16	400,000	408,122
Axtel SAB de CV	9.000	09/22/19	287,000	223,860
Axtel SAB de CV (S)	7.625	02/01/17	98,000	74,970
Bank of New York Mellon SA (S)	9.625	05/02/21	642,688	597,699
Cemex SAB de CV (S)	5.470	09/30/15	296,000	264,180
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	200,000	215,344

Mongolia 0.0%				202,000

Mongolian Mining Corp. (S)	8.875	03/29/17	202,000	202,000

Netherlands 1.6%				7,028,148

Indosat Palapa Company BV (S)	7.375	07/29/20	136,000	149,600
Intergas Finance BV	6.375	05/14/17	158,000	173,405
Listrindo Capital BV (S)	6.950	02/21/19	201,000	209,179
LyondellBasell Industries NV (S)	6.000	11/15/21	960,000	1,036,800
Metinvest BV (S)	8.750	02/14/18	410,000	379,250
Myriad International Holding BV (S)	6.375	07/28/17	128,000	141,486
Myriad International Holding BV	6.375	07/28/17	390,000	431,090
NXP BV (S)	9.750	08/01/18	1,100,000	1,256,750
UPC Holding BV (S)	9.875	04/15/18	150,000	165,750
UPC Holding BV (EUR) (D)	9.750	04/15/18	550,000	768,077
UPC Holding BV (EUR) (D)	8.375	08/15/20	750,000	1,010,149
VimpelCom Holdings BV	6.255	03/01/17	380,000	379,525
Ziggo Bond Company BV (EUR) (D)	8.000	05/15/18	650,000	927,087

Panama 0.0%				204,500

Banco de Credito del Peru (S)	5.375	09/16/20	200,000	204,500

Peru 0.0%				130,851

Volcan Cia Minera SAA (S)	5.375	02/02/22	126,000	130,851

Singapore 0.1%				397,131

Axis Bank (P)	7.125	06/28/22	101,000	94,078
Bakrie Telecom Pte, Ltd.	11.500	05/07/15	300,000	232,500
STATS ChipPAC, Ltd. (S)	5.375	03/31/16	69,000	70,553

South Korea 0.2%				975,671

Export-Import Bank of Korea	4.375	09/15/21	315,000	320,612
Korea Gas Corp. (S)	6.250	01/20/42	206,000	236,189
Korea Hydro & Nuclear Power Company, Ltd.	4.750	07/13/21	200,000	212,146
KT Corp.	3.875	01/20/17	200,000	206,724

Spain 0.2%				798,191

Campofrio Food Group SA (EUR) (D)	8.250	10/31/16	600,000	798,191

Turkey 0.0%				175,440

Yuksel Insaat AS	9.500	11/10/15	204,000	175,440

Ukraine 0.1%				295,910

MHP SA	10.250	04/29/15	303,000	295,910

4

Global High Yield Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United Arab Emirates 0.2%				$665,831

Dolphin Energy, Ltd.	5.888	06/15/19	168,580	183,331
Dolphin Energy, Ltd. (S)	5.500	12/15/21	200,000	213,000
DP World, Ltd.	6.850	07/02/37	280,000	269,500

United Kingdom 1.3%				6,057,409

Afren PLC (S)	10.250	04/08/19	200,000	209,416
Boparan Finance PLC (EUR) (D)	9.750	04/30/18	500,000	691,633
Deutsche Bank AG (S)	10.466	12/22/12	250,000	253,125
Ferrexpo Finance PLC (S)	7.875	04/07/16	200,000	186,250
Ineos Finance PLC (S)	8.375	02/15/19	875,000	938,438
Ineos Finance PLC (S)	7.500	05/01/20	245,000	251,738
Ineos Group Holdings, Ltd. (S)	8.500	02/15/16	1,515,000	1,480,913
Ukreximbank Via Biz Finance PLC	8.375	04/27/15	881,000	821,533
Vedanta Resources PLC (S)	8.250	06/07/21	314,000	298,300
Virgin Media Finance PLC	8.375	10/15/19	825,000	926,063

United States 46.7%				211,783,472

Aircastle, Ltd. (S)	6.750	04/15/17	1,725,000	1,742,250
Allbritton Communications Company	8.000	05/15/18	807,000	859,455
Allison Transmission, Inc. (S)	7.125	05/15/19	500,000	523,750
Ally Financial, Inc.	8.000	11/01/31	500,000	564,883
Ally Financial, Inc.	7.500	09/15/20	275,000	306,625
Ally Financial, Inc.	6.250	12/01/17	300,000	315,513
AMC Entertainment, Inc.	8.750	06/01/19	875,000	932,969
AMC Networks, Inc. (S)	7.750	07/15/21	800,000	894,000
American Casino & Entertainment Properties LLC	11.000	06/15/14	459,000	484,819
American Renal Holdings Company, Inc.	8.375	05/15/18	1,025,000	1,096,750
American Residential Services LLC (S)	12.000	04/15/15	400,000	420,000
American Standard Americas (S)	10.750	01/15/16	280,000	205,100
ARAMARK Corp.	8.500	02/01/15	775,000	794,383
ARAMARK Holdings Corp., PIK (S)	8.625	05/01/16	975,000	998,166
Arch Coal, Inc. (S)	7.250	06/15/21	1,360,000	1,213,800
Armored AutoGroup, Inc. (S)	9.250	11/01/18	425,000	355,938
Atkore International, Inc.	9.875	01/01/18	1,300,000	1,326,000
Atlantic Broadband Finance LLC	9.375	01/15/14	525,000	525,656
Atlas Pipeline Partners LP	8.750	06/15/18	1,250,000	1,346,875
Baker & Taylor, Inc. (S)	11.500	07/01/13	600,000	355,500
Basic Energy Services, Inc.	7.750	02/15/19	400,000	408,000
Basic Energy Services, Inc.	7.125	04/15/16	650,000	659,750
Biomet, Inc.	11.625	10/15/17	1,025,000	1,112,125
Boise Paper Holdings LLC	8.000	04/01/20	675,000	744,188
Boyd Gaming Corp.	9.125	12/01/18	1,615,000	1,695,750
Brickman Group Holdings, Inc. (S)	9.125	11/01/18	1,130,000	1,113,050
BWAY Holding Company	10.000	06/15/18	650,000	715,000
Cablevision Systems Corp.	8.625	09/15/17	850,000	932,875
Cablevision Systems Corp.	8.000	04/15/20	1,350,000	1,458,000
Caesars Entertainment Operating Company, Inc.	12.750	04/15/18	405,000	344,756
Caesars Entertainment Operating Company, Inc.	5.375	12/15/13	425,000	393,125
Calpine Corp. (S)	7.875	07/31/20	850,000	926,500
Calpine Corp. (S)	7.500	02/15/21	725,000	775,750
Case New Holland, Inc.	7.875	12/01/17	725,000	844,625
CCO Holdings LLC	6.625	01/31/22	1,355,000	1,417,669
CenturyLink, Inc.	7.650	03/15/42	600,000	568,586
CenturyLink, Inc.	5.800	03/15/22	1,200,000	1,188,978
Cequel Communications Holdings I LLC (S)	8.625	11/15/17	925,000	999,000

5

Global High Yield Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Chrysler Group LLC	8.250	06/15/21	400,000	$414,000
Chrysler Group LLC	8.000	06/15/19	375,000	388,125
Cincinnati Bell, Inc.	8.750	03/15/18	970,000	909,375
Cincinnati Bell, Inc.	8.250	10/15/17	1,380,000	1,428,300
Cinemark USA, Inc.	8.625	06/15/19	700,000	777,875
Cinemark USA, Inc.	7.375	06/15/21	675,000	729,000
CIT Group, Inc.	5.250	03/15/18	925,000	952,750
Claire's Stores, Inc.	9.250	06/01/15	200,000	169,500
Claire's Stores, Inc.	8.875	03/15/19	250,000	220,625
Claire's Stores, Inc., PIK	9.625	06/01/15	797,070	677,510
Cloud Peak Energy Resources LLC	8.500	12/15/19	715,000	727,513
Cloud Peak Energy Resources LLC	8.250	12/15/17	100,000	101,000
CNO Financial Group, Inc. (S)	9.000	01/15/18	450,000	488,250
CommScope, Inc. (S)	8.250	01/15/19	1,325,000	1,414,438
Community Health Systems, Inc. (S)	8.000	11/15/19	305,000	321,775
Community Health Systems, Inc. (S)	8.000	11/15/19	900,000	951,750
Concho Resources, Inc.	7.000	01/15/21	1,025,000	1,114,688
CONSOL Energy, Inc.	8.250	04/01/20	1,000,000	1,050,000
Copano Energy LLC	7.125	04/01/21	1,100,000	1,160,500
Cott Beverages, Inc.	8.375	11/15/17	725,000	783,000
Cott Beverages, Inc.	8.125	09/01/18	750,000	811,875
CPI International, Inc.	8.000	02/15/18	850,000	749,063
Crown Castle International Corp.	7.125	11/01/19	225,000	246,375
Dean Foods Company	9.750	12/15/18	1,015,000	1,132,359
Dean Foods Company	7.000	06/01/16	675,000	702,000
Dean Foods Company	6.900	10/15/17	700,000	710,500
Del Monte Corp.	7.625	02/15/19	2,620,000	2,646,200
DISH DBS Corp.	7.875	09/01/19	2,475,000	2,864,813
DPL, Inc. (S)	7.250	10/15/21	1,075,000	1,193,250
Dynegy Holdings LLC (H)	7.750	06/01/19	1,250,000	843,750
Eagle Rock Energy Partners LP	8.375	06/01/19	1,380,000	1,428,300
Edison Mission Energy	7.750	06/15/16	850,000	556,750
Edison Mission Energy	7.000	05/15/17	875,000	546,875
Education Management LLC	8.750	06/01/14	400,000	389,000
El Paso Corp.	7.800	08/01/31	100,000	113,941
Elizabeth Arden, Inc.	7.375	03/15/21	450,000	493,875
Emergency Medical Services Corp.	8.125	06/01/19	1,125,000	1,153,125
Entravision Communications Corp.	8.750	08/01/17	1,575,000	1,661,625
Everest Acquisition LLC (S)	9.375	05/01/20	605,000	644,325
Everest Acquisition LLC (S)	6.875	05/01/19	720,000	756,000
Express LLC	8.750	03/01/18	475,000	526,063
First Data Corp.	12.625	01/15/21	1,250,000	1,253,125
First Data Corp. (S)	7.375	06/15/19	500,000	511,250
Forest Oil Corp.	7.250	06/15/19	1,625,000	1,604,688
Fox Acquisition Sub LLC (S)	13.375	07/15/16	845,000	917,881
Fresenius Medical Care US Finance II, Inc. (S)	5.875	01/31/22	1,160,000	1,178,850
Frontier Communications Corp.	9.000	08/15/31	4,074,000	3,880,485
General Maritime Corp. (H)	12.000	11/15/17	1,260,000	31,500
GenOn Energy, Inc.	9.875	10/15/20	1,060,000	996,400
GenOn Energy, Inc.	9.500	10/15/18	480,000	456,000
Genworth Financial, Inc.	7.625	09/24/21	1,405,000	1,386,562
Graphic Packaging International, Inc.	9.500	06/15/17	1,225,000	1,359,750
Griffon Corp.	7.125	04/01/18	1,625,000	1,696,094
GXS Worldwide, Inc.	9.750	06/15/15	985,000	948,063
HCA Holdings, Inc.	7.750	05/15/21	555,000	582,750

6

Global High Yield Fund

As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

HCA, Inc.	7.500	02/15/22	2,175,000	$2,340,844
HCA, Inc.	5.875	03/15/22	1,070,000	1,087,388
Health Management Associates, Inc. (S)	7.375	01/15/20	1,170,000	1,218,263
HealthSouth Corp.	8.125	02/15/20	825,000	899,250
Hercules Offshore, Inc. (S)	10.500	10/15/17	1,305,000	1,363,725
Hercules Offshore, Inc. (S)	10.250	04/01/19	255,000	253,725
Hercules Offshore, Inc. (S)	7.125	04/01/17	480,000	480,000
Hexion US Finance Corp. (S)	6.625	04/15/20	1,200,000	1,254,000
Hornbeck Offshore Services, Inc. (S)	5.875	04/01/20	680,000	678,300
Host Hotels & Resorts LP (S)	5.250	03/15/22	1,300,000	1,291,875
IASIS Healthcare LLC	8.375	05/15/19	1,460,000	1,436,275
iGATE Corp.	9.000	05/01/16	1,045,000	1,133,825
Interactive Data Corp.	10.250	08/01/18	900,000	1,017,000
Interface, Inc.	7.625	12/01/18	385,000	415,800
International Lease Finance Corp.	8.250	12/15/20	1,175,000	1,316,000
Iron Mountain, Inc.	8.750	07/15/18	1,175,000	1,220,531
Iron Mountain, Inc.	8.375	08/15/21	75,000	81,750
Isle of Capri Casinos, Inc.	7.750	03/15/19	1,140,000	1,174,200
Isle of Capri Casinos, Inc.	7.000	03/01/14	875,000	872,813
ITC Deltacom, Inc.	10.500	04/01/16	800,000	856,000
Jacobs Entertainment, Inc.	9.750	06/15/14	80,000	79,800
JC Penney Corp., Inc.	7.400	04/01/37	750,000	720,000
JMC Steel Group (S)	8.250	03/15/18	1,155,000	1,195,425
Kinetic Concepts, Inc. (S)	12.500	11/01/19	575,000	529,000
Kinetic Concepts, Inc. (S)	10.500	11/01/18	975,000	1,005,469
Koppers, Inc.	7.875	12/01/19	650,000	698,750
Landry's, Inc. (S)	9.375	05/01/20	1,235,000	1,258,156
Laredo Petroleum, Inc. (S)	7.375	05/01/22	620,000	638,600
Lawson Software, Inc. (S)	11.500	07/15/18	1,355,000	1,517,600
Lawson Software, Inc. (S)	9.375	04/01/19	440,000	459,800
Level 3 Financing, Inc.	10.000	02/01/18	1,375,000	1,505,625
Levi Strauss & Company	8.875	04/01/16	650,000	671,132
Levi Strauss & Company	7.625	05/15/20	900,000	966,375
Limited Brands, Inc.	7.000	05/01/20	1,300,000	1,443,000
Limited Brands, Inc.	5.625	02/15/22	300,000	301,875
Linn Energy LLC	7.750	02/01/21	1,325,000	1,397,875
Local TV Finance LLC, PIK (S)	9.250	06/15/15	580,000	597,400
MacDermid, Inc. (S)	9.500	04/15/17	1,075,000	1,120,688
MarkWest Energy Partners LP	6.250	06/15/22	640,000	673,600
Mediacom LLC (S)	7.250	02/15/22	1,225,000	1,243,375
MEMC Electronic Materials, Inc.	7.750	04/01/19	785,000	626,038
MGM Resorts International (S)	8.625	02/01/19	650,000	706,063
MGM Resorts International	7.500	06/01/16	1,285,000	1,336,400
MGM Resorts International	6.875	04/01/16	920,000	938,400
Michael Foods, Inc.	9.750	07/15/18	950,000	1,045,000
Michaels Stores, Inc.	11.375	11/01/16	1,225,000	1,301,575
Michaels Stores, Inc.	7.750	11/01/18	150,000	157,875
Momentive Performance Materials, Inc.	11.500	12/01/16	350,000	289,625
Momentive Performance Materials, Inc.	9.000	01/15/21	1,525,000	1,319,125
Monaco Spinco, Inc. (S)	6.750	04/30/20	845,000	870,350
NBTY, Inc.	9.000	10/01/18	975,000	1,076,156
New Albertsons, Inc.	8.700	05/01/30	525,000	446,250
New Albertsons, Inc.	8.000	05/01/31	2,050,000	1,629,750
NewPage Corp. (H)	11.375	12/31/14	610,000	414,800
Niska Gas Storage US LLC	8.875	03/15/18	725,000	683,313

7

Global High Yield Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Norcraft Companies LP	10.500	12/15/15	1,325,000	$1,238,875
Novelis, Inc.	8.375	12/15/17	1,025,000	1,107,000
NRG Energy, Inc.	8.500	06/15/19	1,450,000	1,479,000
NRG Energy, Inc.	8.250	09/01/20	775,000	776,938
NRG Energy, Inc.	7.875	05/15/21	1,325,000	1,295,188
NRG Energy, Inc.	7.625	05/15/19	325,000	320,125
Oasis Petroleum, Inc.	7.250	02/01/19	1,220,000	1,293,200
Oasis Petroleum, Inc.	6.500	11/01/21	350,000	357,000
Owens-Illinois, Inc.	7.800	05/15/18	1,000,000	1,130,000
Park-Ohio Industries, Inc.	8.125	04/01/21	300,000	309,000
Parker Drilling Company	9.125	04/01/18	808,000	856,480
Parker Drilling Company (S)	9.125	04/01/18	410,000	434,600
Peabody Energy Corp. (S)	6.250	11/15/21	1,160,000	1,174,500
Pemex Project Funding Master Trust	6.625	06/15/35	777,000	911,033
Pinnacle Entertainment, Inc.	8.750	05/15/20	650,000	716,625
Pinnacle Entertainment, Inc.	8.625	08/01/17	1,300,000	1,423,500
Pinnacle Entertainment, Inc.	7.750	04/01/22	375,000	397,500
Pinnacle Foods Finance LLC	9.250	04/01/15	250,000	256,250
Pinnacle Foods Finance LLC	8.250	09/01/17	650,000	703,625
Plains Exploration & Production Company	7.625	06/01/18	300,000	319,500
Plains Exploration & Production Company	7.625	04/01/20	375,000	405,000
Plains Exploration & Production Company	6.625	05/01/21	225,000	234,000
Post Holdings, Inc. (S)	7.375	02/15/22	1,800,000	1,872,000
Prospect Medical Holdings, Inc. (S)	8.375	05/01/19	505,000	505,000
Provident Funding Associates LP (S)	10.250	04/15/17	550,000	559,625
Provident Funding Associates LP (S)	10.125	02/15/19	450,000	402,750
QEP Resources, Inc.	5.375	10/01/22	760,000	760,000
Quiksilver, Inc.	6.875	04/15/15	1,075,000	1,088,438
Qwest Corp.	7.125	11/15/43	1,975,000	1,977,469
Radiation Therapy Services, Inc.	9.875	04/15/17	1,050,000	842,625
Radio One, Inc., PIK	15.000	05/24/16	955,239	740,310
RadioShack Corp.	6.750	05/15/19	1,150,000	856,750
Range Resources Corp.	5.000	08/15/22	1,210,000	1,206,975
RBS Global, Inc.	8.500	05/01/18	1,650,000	1,794,375
Regal Cinemas Corp.	8.625	07/15/19	775,000	852,500
Regal Entertainment Group	9.125	08/15/18	600,000	664,500
Reliance Holdings USA, Inc. (S)	5.400	02/14/22	250,000	250,486
Reynolds Group Issuer, Inc. (S)	9.875	08/15/19	2,325,000	2,423,813
Reynolds Group Issuer, Inc. (S)	8.500	02/15/21	235,000	226,775
Reynolds Group Issuer, Inc. (S)	7.750	10/15/16	675,000	713,813
RR Donnelley & Sons Company	8.250	03/15/19	260,000	258,050
Sabine Pass LNG LP	7.500	11/30/16	600,000	643,500
Sabine Pass LNG LP	7.250	11/30/13	400,000	419,000
SandRidge Energy, Inc.	8.750	01/15/20	500,000	532,500
SandRidge Energy, Inc. (S)	8.000	06/01/18	350,000	363,125
SandRidge Energy, Inc.	7.500	03/15/21	1,000,000	1,010,000
Sealed Air Corp. (S)	8.375	09/15/21	2,115,000	2,400,525
SESI LLC (S)	7.125	12/15/21	485,000	525,013
SESI LLC	6.375	05/01/19	909,000	945,360
Sinclair Television Group, Inc. (S)	9.250	11/01/17	300,000	334,500
Sinclair Television Group, Inc.	8.375	10/15/18	1,350,000	1,474,875
Solo Cup Company	8.500	02/15/14	269,000	271,018
Southern Copper Corp.	6.750	04/16/40	254,000	280,137
Sprint Capital Corp.	8.750	03/15/32	2,625,000	2,224,688

8

Global High Yield Fund

As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Sprint Nextel Corp. (S)	9.125	03/01/17	965,000	$957,763
SSI Investments II, Ltd.	11.125	06/01/18	775,000	858,313
SunGard Data Systems, Inc.	7.375	11/15/18	750,000	800,625
Surgical Care Affiliates, Inc. (S)	10.000	07/15/17	700,000	707,000
Surgical Care Affiliates, Inc., PIK (S)	8.875	07/15/15	250,000	253,750
Syniverse Holdings, Inc.	9.125	01/15/19	950,000	1,053,313
Targa Resources Partners LP	7.875	10/15/18	675,000	729,000
The AES Corp.	8.000	06/01/20	1,350,000	1,552,500
The AES Corp. (S)	7.375	07/01/21	1,080,000	1,201,500
The Goodyear Tire & Rubber Company	7.000	05/15/22	860,000	853,550
The Manitowoc Company, Inc.	9.500	02/15/18	500,000	556,875
The Manitowoc Company, Inc.	8.500	11/01/20	500,000	555,000
The McClatchy Company	11.500	02/15/17	1,625,000	1,706,250
The ServiceMaster Company (S)	8.000	02/15/20	691,000	739,370
The ServiceMaster Company	7.450	08/15/27	425,000	353,813
Tomkins LLC	9.000	10/01/18	1,120,000	1,246,000
Toys R Us Property Company LLC	10.750	07/15/17	825,000	907,500
TransDigm, Inc.	7.750	12/15/18	1,225,000	1,335,250
TransUnion Holding Company, Inc., PIK (S)	9.625	06/15/18	375,000	402,188
TransUnion LLC	11.375	06/15/18	725,000	860,938
Triumph Group, Inc.	8.625	07/15/18	575,000	639,688
UCI International, Inc.	8.625	02/15/19	850,000	871,250
United Surgical Partners International, Inc. (S)	9.000	04/01/20	1,000,000	1,047,500
Univision Communications, Inc. (S)	8.500	05/15/21	500,000	493,750
Univision Communications, Inc. (S)	7.875	11/01/20	1,250,000	1,303,125
Vanguard Health Holding Company II LLC	8.000	02/01/18	2,250,000	2,292,188
Venoco, Inc.	8.875	02/15/19	575,000	539,063
Verso Paper Holdings LLC (S)	11.750	01/15/19	630,000	675,675
Verso Paper Holdings LLC	8.750	02/01/19	250,000	122,500
Verso Paper Holdings LLC., Series B	11.375	08/01/16	515,000	339,900
Visant Corp.	10.000	10/01/17	650,000	616,688
West Corp.	8.625	10/01/18	425,000	466,438
West Corp.	7.875	01/15/19	550,000	586,438
Windstream Corp.	7.500	04/01/23	2,353,000	2,441,238
Xerium Technologies, Inc.	8.875	06/15/18	705,000	588,675

Venezuela 1.8%				7,987,598

Petroleos de Venezuela SA	8.500	11/02/17	416,900	372,083
Petroleos de Venezuela SA	5.250	04/12/17	1,852,000	1,437,615
Petroleos de Venezuela SA	5.000	10/28/15	87,609	74,730
Petroleos de Venezuela SA	4.900	10/28/14	6,688,406	6,103,170

Virgin Islands 0.2%				838,416

Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20	400,000	378,661
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11/12/20	467,000	459,755

Virgin Islands, British 0.1%				421,583

Mega Advance Investments, Ltd. (S)	5.000	05/12/21	400,000	421,583

9

Global High Yield Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Foreign Government Obligations 27.1%				$122,785,013
(Cost $117,460,744)

Argentina 2.2%				9,879,968

City of Buenos Aires
Bond (S)	9.950	03/01/17	200,000	176,500
Republic of Argentina
Bond	8.280	12/31/33	3,382,940	2,325,771
Bond (EUR) (D)	7.820	12/31/33	2,928,472	2,267,705
Bond (EUR) (D) (P)	7.820	12/31/33	3,309,006	2,562,377
Bond	7.000	04/17/17	1,287,940	1,048,383
Bond (ARS) (D) (P)	5.830	12/31/33	2,740,954	785,792
Bond (EUR) (D) (P)	3.135	12/15/35	4,716,000	680,440
Bond (I)	Zero	12/15/35	275,000	33,000

Brazil 1.3%				5,682,889

Federative Republic of Brazil
Bond	10.125	05/15/27	258,000	434,988
Bond	8.875	10/14/19	370,000	526,510
Bond	8.875	04/15/24	299,000	459,713
Bond	8.750	02/04/25	285,000	436,050
Bond	8.250	01/20/34	634,000	979,530
Bond	7.125	01/20/37	521,000	733,308
Bond	5.875	01/15/19	305,000	367,830
Bond	4.875	01/22/21	1,520,000	1,744,960

Colombia 2.1%				9,503,351

Bogota Distrito Capital
Bond (COP) (D)	9.750	07/26/28	2,528,000,000	1,922,128
Bond (COP) (D)	9.750	07/26/28	200,000,000	152,067
Republic of Colombia
Bond	11.750	02/25/20	145,000	232,363
Bond	7.375	09/18/37	4,413,000	6,339,275
Bond	6.125	01/18/41	266,000	335,958
Bond	4.375	07/12/21	472,000	521,560

Croatia 0.6%				2,638,882

Republic of Croatia
Bond	6.625	07/14/20	719,000	718,712
Bond (S)	6.375	03/24/21	1,682,000	1,641,968
Bond (S)	6.250	04/27/17	275,000	278,202

El Salvador 0.4%				1,808,399

Republic of El Salvador
Bond	8.250	04/10/32	500,000	552,500
Bond	7.750	01/24/23	154,000	168,861
Bond (S)	7.375	12/01/19	995,000	1,087,038

Ghana 0.1%				516,425

Republic of Ghana
Bond	8.500	10/04/17	454,000	516,425

Hungary 0.5%				2,240,090

Republic of Hungary
Bond (EUR) (D)	5.750	06/11/18	455,000	538,381
Bond (GBP) (D)	5.500	05/06/14	31,000	47,779

10

Global High Yield Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Hungary (continued)

Bond (GBP) (D)	5.000	03/30/16	104,000	$145,355
Bond (EUR) (D)	4.500	01/29/14	370,000	473,656
Bond (EUR) (D)	4.375	07/04/17	442,000	508,314
Bond (EUR) (D)	3.500	07/18/16	462,000	526,605

Indonesia 1.2%				5,530,818

Republic of Indonesia
Bond (S)	11.625	03/04/19	1,555,000	2,293,625
Bond	11.625	03/04/19	1,086,000	1,601,850
Bond	7.750	01/17/38	453,000	614,948
Bond	6.875	03/09/17	874,000	1,020,395

Iraq 1.1%				5,095,563

Republic of Iraq
Bond	5.800	01/15/28	6,130,000	5,095,563

Lithuania 0.7%				3,063,848

Republic of Lithuania
Bond	7.375	02/11/20	101,000	118,423
Bond (S)	6.625	02/01/22	548,000	613,760
Bond	6.125	03/09/21	2,149,000	2,331,665

Mexico 2.6%				11,880,817

Government of Mexico
Bond	8.300	08/15/31	1,000,000	1,525,000
Bond	8.000	09/24/22	632,000	891,120
Bond	7.500	04/08/33	1,441,000	2,060,630
Bond	6.750	09/27/34	1,081,000	1,440,433
Bond (MXN) (D)	6.500	06/10/21	23,130,000	1,819,604
Bond	6.050	01/11/40	1,532,000	1,911,170
Bond	5.750	10/12/10	1,834,000	1,999,060
Bond	5.125	01/15/20	200,000	233,800

Panama 1.6%				7,067,591

Republic of Panama
Bond	9.375	04/01/29	667,000	1,090,545
Bond	8.875	09/30/27	357,000	559,598
Bond	8.125	04/28/34	282,000	391,980
Bond	7.125	01/29/26	101,000	136,855
Bond	6.700	01/26/36	425,000	569,925
Bond	5.200	01/30/20	3,715,000	4,318,688

Peru 0.4%				1,887,971

Republic of Peru
Bond	8.750	11/21/33	747,000	1,197,068
Bond	8.375	05/03/16	203,000	253,243
Bond	7.350	07/21/25	316,000	437,660

Philippines 1.0%				4,557,215

Republic of Philippines
Bond	7.750	01/14/31	3,030,000	4,219,275
Bond	6.500	01/20/20	277,000	337,940

Poland 1.9%				8,740,463

Republic of Poland
Bond	6.375	07/15/19	3,826,000	4,495,550

11

Global High Yield Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Poland (continued)

Bond (EUR) (D)	5.250	01/20/25	247,000	$344,577
Bond	5.125	04/21/21	1,476,000	1,595,556
Bond	5.000	03/23/22	2,154,000	2,304,780

Qatar 0.8%				3,699,231

Government of Qatar
Bond	6.550	04/09/19	972,000	1,167,664
Bond	6.400	01/20/40	502,000	600,518
Bond	5.250	01/20/20	1,297,000	1,451,084
Bond (S)	5.250	01/20/20	429,000	479,965

Romania 0.0%				180,600

Government of Romanian
Bond (S)	6.750	02/07/22	172,000	180,600

Russia 3.3%				14,818,462

Government of Russia
Bond	12.750	06/24/28	177,000	320,430
Bond	11.000	07/24/18	41,000	57,861
Bond	7.500	03/31/30	12,046,024	14,440,171

South Africa 1.2%				5,448,192

Republic of South Africa
Bond	6.875	05/27/19	771,000	943,511
Bond	6.250	03/08/41	922,000	1,107,553
Bond	5.875	05/30/22	903,000	1,054,253
Bond	5.500	03/09/20	1,148,000	1,305,850
Bond	4.665	01/17/24	990,000	1,037,025

South Korea 0.1%				339,846

Republic of Korea
Bond	7.125	04/16/19	271,000	339,846

Turkey 1.8%				8,363,687

Republic of Turkey
Bond (TRY) (D)	9.000	03/08/17	1,110,000	628,236
Bond	7.500	11/07/19	1,475,000	1,770,000
Bond	7.250	03/15/15	871,000	969,423
Bond	7.250	03/05/38	599,000	711,912
Bond	7.000	09/26/16	103,000	116,776
Bond	7.000	06/05/20	881,000	1,030,770
Bond	6.750	04/03/18	454,000	517,560
Bond	6.250	09/26/22	1,205,000	1,334,538
Bond	5.625	03/30/21	161,000	172,270
Bond	5.125	03/25/22	1,092,000	1,112,202

Ukraine 1.1%				4,987,704

Republic of Ukraine
Bond	7.750	09/23/20	165,000	149,325
Bond	7.650	06/11/13	1,871,000	1,852,290
Bond	6.875	09/23/15	1,011,000	957,923
Bond (S)	6.875	09/23/15	657,000	622,508
Bond	6.750	11/14/17	193,000	173,218
Bond	6.580	11/21/16	880,000	809,600
Bond	6.385	06/26/12	237,000	237,000
Bond	6.250	06/17/16	202,000	185,840

12

Global High Yield Fund

As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Uruguay 0.8%				$3,470,938

Republic of Uruguay
Bond	8.000	11/18/22	1,708,057	2,359,681
Bond	7.625	03/21/36	791,212	1,111,257

Venezuela 0.3%				1,382,063

Republic of Venezuela
Bond	13.625	08/15/18	810,000	899,100
Bond	8.500	10/08/14	477,000	482,963

Capital Preferred Securities 0.1%				$315,425

(Cost $316,855)

Cayman Islands 0.1%				315,425

Hutchison Whampoa International 10, Ltd. (P)(Q)	6.000	10/28/15	310,000	315,425

Convertible Bonds 0.8%				$3,533,893

(Cost $3,534,832)

Bahamas 0.0%				9,051

Ultrapetrol Bahamas, Ltd. (S)	7.250	01/15/17	13,000	9,051

China 0.0%				17,480

Home Inns & Hotels Management, Inc. (S)	2.000	12/15/15	23,000	17,480

France 0.0%				113,503

Alcatel-Lucent (EUR) (D)	5.000	01/01/15	2,454,800	27,967
Cie Generale des Etablissements Michelin (EUR) (D)(Z)	Zero	01/01/17	56,686	85,536

Mexico 0.0%				35,750

Cemex SAB de CV	3.750	03/15/18	40,000	35,750

United Kingdom 0.1%				122,100

Subsea 7 SA	2.250	10/11/13	100,000	122,100

United States 0.7%				3,236,009

AirTran Holdings, Inc.	5.250	11/01/16	66,000	83,243
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23	158,000	129,955
Altra Holdings, Inc. (S)	2.750	03/01/31	142,000	138,983
Callidus Software, Inc. (S)	4.750	06/01/16	85,000	104,763
Ciena Corp. (S)	4.000	03/15/15	112,000	121,800
Comtech Telecommunications Corp.	3.000	05/01/29	148,000	163,355
Dendreon Corp.	2.875	01/15/16	124,000	99,510
Greenbrier Companies, Inc. (S)	3.500	04/01/18	180,000	163,125
Hercules Offshore, Inc. (3.375% Steps down to Zero Coupon
on 6/1/2013)	3.375	06/01/38	139,000	138,131
Hornbeck Offshore Services, Inc. (1.625% Steps down to
1.375% on 11/15/2013)	1.625	11/15/26	83,000	89,225
Ixia	3.000	12/15/15	112,000	117,740
Mentor Graphics Corp.	4.000	04/01/31	150,000	159,750
Micron Technology, Inc.	1.875	06/01/27	69,000	62,704
Micron Technology, Inc. (S)	1.500	08/01/31	90,000	82,463
Newpark Resources, Inc.	4.000	10/01/17	89,000	87,665
ON Semiconductor Corp.	2.625	12/15/26	131,000	141,316
Owens-Brockway Glass Container, Inc. (S)	3.000	06/01/15	183,000	178,654
RadioShack Corp. (S)	2.500	08/01/13	163,000	154,239
RTI International Metals, Inc.	3.000	12/01/15	118,000	123,900

13

Global High Yield Fund
As of 4-30-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Smithfield Foods, Inc.	4.000	06/30/13	99,000	$109,271
Stone Energy Corp. (S)	1.750	03/01/17	116,000	111,650
Symantec Corp.	1.000	06/15/13	130,000	138,288
Teva Pharmaceutical Finance Company, LLC	0.250	02/01/26	75,000	81,375
TRW Automotive, Inc.	3.500	12/01/15	117,000	202,118
Tyson Foods, Inc.	3.250	10/15/13	125,000	150,000
WebMD Health Corp.	2.500	01/31/18	119,000	102,786

Structured Notes (K) 1.1%				$5,176,485

(Cost $5,111,072)

Brazil 0.6%				2,630,967

Federative Republic of Brazil (Barclays Bank PLC)
Note (BRL)	10.000	01/01/14	400,000	204,161
Note (BRL)	10.000	01/01/21	1,030,000	520,806
Federative Republic of Brazil (HSBC Bank PLC)
Note (BRL) (D)	10.000	01/01/17	800,000	417,738
Federative Republic of Brazil (HSBC Bank USA)
Note (BRL) (D)	10.000	01/01/17	1,350,000	704,933
Federative Republic of Brazil (JPMorgan Chase Bank NA)
Note (BRL) (D)	10.000	01/01/15	500,000	274,398
Note (BRL) (D)	10.000	01/01/21	970,000	508,931

Colombia 0.2%				1,043,189

Republic of Colombia (Citigroup Funding, Inc.)
Note (COP) (D)	11.000	07/27/20	1,000,000,000	705,260
Note (COP) (D) (S)	10.000	07/24/24	485,000,000	337,929

Russia 0.2%				855,417

Government of Russia (Credit Suisse)
Bond (RUB) (D)	7.600	04/14/21	25,500,000	855,417

United Kingdom 0.1%				646,912

Cablevision SA (Deutsche Bank AG)
Bond (S)	9.375	02/13/18	644,000	646,912

Term Loans (M) 1.4%				$6,317,419
(Cost $6,966,813)

India 0.1%				193,264

Bakrie and Brothers Tbk PT	15.000	01/18/13	114,341	107,481
Bakrie and Brothers Tbk PT	15.000	01/18/13	91,259	85,783

Indonesia 0.1%				626,242

Bumi Resources Tbk PT	11.241	08/07/13	601,000	626,242

Luxembourg 0.2%				954,506

Styron LLC	6.000	08/02/17	1,025,316	954,506

United States 1.0%				4,543,407

Caesars Entertainment Operating Company, Inc.	5.489	01/26/18	1,328,000	1,213,934
iStar Financial, Inc.	7.000	06/30/14	1,210,500	1,209,895
Lord & Taylor LLC	5.750	01/11/19	807,975	818,075
Texas Competitive Electric Holdings Company LLC	4.741	10/10/17	2,378,987	1,301,503

14

Global High Yield Fund
As of 4-30-12 (Unaudited)

		Shares	Value

Preferred Securities 0.2%			$657,794

(Cost $659,097)

United States 0.2%			657,794

Apache Corp., Series D, 6.000%		3,230	171,578
Hartford Financial Services Group, Inc., Series F, 7.250%		1,080	23,144
MetLife, Inc., 5.000%		1,280	88,051
Molycorp, Inc., 5.500%		560	37,358
SandRidge Energy, Inc., 8.500%		1,000	123,200
Unisys Corp., 6.250%		31	1,860
Wells Fargo & Company, 7.500%		116	129,923
Wintrust Financial Corp., 7.500%		1,500	82,680

	Yield	Shares	Value

Short-Term Investments 3.3%			$15,132,749

(Cost $15,132,749)

Money Market Funds 3.3%			15,129,952

State Street Institutional Liquid Reserves Fund	0.2086%(Y)	15,129,952	15,129,952

		Par value	Value
Repurchase Agreement 0.0%			2,797

Repurchase Agreement with State Street Corp. dated 4-30-12 at
0.010% to be repurchased at $2,797 on 5-1-12, collateralized by
$2,800 U.S. Treasury Notes, 1.500% due 7-31-16 (valued at $2,898,
including interest)		$2,797	2,797

Total investments (Cost $440,370,721)† 99.2%			$449,402,233

Other assets and liabilities, net 0.8%			$3,708,872

Total net assets 100.0%			$453,111,105

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira

15

Global High Yield Fund
As of 4-30-12 (Unaudited)

Notes to Portfolio of Investments

PIK	Payment-in-kind
(D)	Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(K)	Underlying issuer is shown parenthetically in security description.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $105,964,465 or 23.39% of the Fund's net assets as of 4-30-12.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-12.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
†	At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $441,915,015.
Net unrealized appreciation aggregated $7,487,218, of which $18,211,719 related to appreciated investment securities and $10,724,501 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on April 30, 2012:

Foreign Government Obligations	27.1%
Consumer Discretionary	13.9%
Energy	13.3%
Materials	7.6%
Telecommunication Services	7.3%
Consumer Staples	5.3%
Industrials	5.2%
Health Care	4.6%
Financials	4.5%
Utilities	3.3%
Information Technology	2.5%
Structured Notes	1.1%
Financial	0.2%
Short-Term Investments & Other	4.1%

16

Global High Yield Fund
As of 4-30-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-12	Price	Inputs	Inputs

Corporate Bonds	$295,483,455	—	$295,230,330	$253,125
Foreign Government Obligations	122,785,013	—	122,785,013	—
Capital Preferred Securities	315,425	—	315,425	—
Convertible Bonds	3,533,893	—	3,533,893	—
Structured Notes	5,176,485	—	4,655,679	520,806
Term Loans	6,317,419	—	5,497,913	819,506
Preferred Securities	657,794	$451,914	205,880	—
Short-Term Investments	15,132,749	15,129,952	2,797	—

Total Investments in Securities	$449,402,233	$15,581,866	$432,226,930	$1,593,437
Forward Foreign Currency Contracts	($171,410)	—	($171,410)	—

17

Global High Yield Fund
As of 4-30-12 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred from Level 3 since observable market data became available due to increased market activity of these securities.

	Corporate	Structured		Common
	Bonds	Notes	Term Loans	Stocks	Total

Balance as of 7-31-11	$538,441	$7,087,068	$1,389,274	—	$9,014,783
Realized gain (loss)	(13,858)	(22,187)	2,899	$443	(32,703)
Change in unrealized appreciation (depreciation)	(10,884)	(211,605)	(5,666)	—	(228,155)
Purchases	250,000	532,823	205,600	—	988,423
Sales	(317,524)	(4,614,658)	(772,601)	(443)	(5,705,226)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(193,050)	(2,250,635)	—	—	(2,443,685)
Balance as of 4-30-12	$253,125	$520,806	$819,506	—	$1,593,437

Change in unrealized at period end*	$1,483	$168,717	$17,008	—	$187,208

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Structured notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

18

Global High Yield Fund

As of 4-30-12 (Unaudited)

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and gain exposure to foreign currency. The following table summarizes the contracts held at April 30, 2012. During the period ended April 30, 2012, the Fund held forward foreign currency contracts with USD absolute values ranging from $14.7 million to $48.4 as measured at each quarter end.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY	COUNTER-	SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	PARTY	DATE	(DEPRECIATION)

BUYS

CNY	10,101,400	1,584,458	Citibank N.A.	May 2012	15,749
COP	4,871,225,000	2,755,218	Citibank N.A.	May 2012	8,786

		$4,339,676			$24,535

SELLS

CNY	10,101,400	1,594,161	Citibank N.A.	May 2012	(6,047)
COP	4,871,225,000	2,710,000	Citibank N.A.	May 2012	(54,004)
COP	4,871,225,000	2,742,807	Citibank N.A.	Jun 2012	(10,719)
EUR	11,541,628	15,173,917	Citibank N.A.	May 2012	(105,254)
GBP	414,000	656,910	Citibank N.A.	May 2012	(14,851)
MXN	21,450,708	1,640,000	Citibank N.A.	May 2012	(5,070)

		$24,517,795			($195,945)

Currency Abbreviations

CNY	Chinese Yuan Renminbi
COP	Columbia Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2012 by risk category:

	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE

	Foreign forward
Foreign exchange contracts	currency contracts	$24,535	$(195,945)

Total		$24,535	($195,945)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

19

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global High Yield Fund.

352Q3 4/12
6/12

John Hancock
MUTUAL FUNDS

John Hancock Currency Strategies Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2012

Currency Strategies Fund
As of 4-30-12 (Unaudited)

Short-Term Investments 100.0%				$994,750,779

(Cost $994,750,779)

		Maturity	Par value
	Yield (%)*	date		Value

U.S. Government 79.5%				790,937,177

U.S. Treasury Bill	0.050	06/21/12	$235,000,000	234,983,353
U.S. Treasury Bill	0.090	06/21/12	235,000,000	234,970,038
U.S. Treasury Bill	0.103	05/24/12	273,000,000	272,986,047
U.S. Treasury Bill	0.107	05/17/12	48,000,000	47,997,739

		Yield (%)	Shares	Value

Money Market Funds 20.5%				203,813,602

State Street Institutional Liquid Reserves Fund		0.2086(Y)	203,813,602	203,813,602

Total investments (Cost $994,750,779)† 100.0%				$994,750,779

Other assets and liabilities, net 0.0%				$28,196

Total net assets 100.0%				$994,778,975

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

* Yield represents the annualized yield at the date of purchase.

(Y) The rate shown is the annualized seven-day yield as of 4-30-12.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $994,750,779.

There was no unrealized appreciation or depreciation on investment securities as of 4-30-12.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT COVERED			UNREALIZED
	COVERED BY	BY CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	4,131,056	$4,216,982	Barclays Bank PLC	6-20-12	$65,280
AUD	4,131,056	4,217,395	J. Aron & Company	6-20-12	64,867
CAD	111,620,191	112,067,980	Barclays Bank PLC	6-20-12	803,782
CAD	111,620,191	112,094,724	J. Aron & Company	6-20-12	777,038
CHF	30,241,385	33,285,624	Barclays Bank PLC	6-20-12	53,507
CHF	30,241,385	33,277,968	J. Aron & Company	6-20-12	61,163
EUR	77,565,294	102,278,050	Barclays Bank PLC	6-20-12	415,776
EUR	77,565,294	102,298,986	J. Aron & Company	6-20-12	394,840
			Morgan Stanley Capital
EUR	43,581,763	57,225,906	Services, Inc.	6-20-12	474,875
GBP	101,958,421	161,035,704	Barclays Bank PLC	6-20-12	4,382,632
GBP	101,958,421	160,859,049	J. Aron & Company	6-20-12	4,559,287
			Morgan Stanley Capital
GBP	76,892,857	121,140,852	Services, Inc.	6-20-12	3,610,870
JPY	9,226,061,861	112,855,883	Barclays Bank PLC	6-20-12	2,753,443
JPY	9,226,061,861	112,837,016	J. Aron & Company	6-20-12	2,772,310

1

Currency Strategies Fund
As of 4-30-12 (Unaudited)

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT COVERED			UNREALIZED
	COVERED BY	BY CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

NZD	135,158,820	$109,124,606	Barclays Bank PLC	6-20-12	$1,038,270
NZD	135,158,820	109,016,996	J. Aron & Company	6-20-12	1,145,880
			Morgan Stanley Capital
NZD	27,441,452	22,146,624	Services, Inc.	6-20-12	219,873
SEK	1,216,061,899	179,439,332	Barclays Bank PLC	6-20-12	1,142,906
SEK	1,216,061,899	179,347,448	J. Aron & Company	6-20-12	1,234,789
			Morgan Stanley Capital
SEK	204,167,655	29,966,485	Services, Inc.	6-20-12	351,916
		$1,858,733,610			$26,323,304
Sells
AUD	107,290,669	$111,119,426	Barclays Bank PLC	6-20-12	($98,315)
AUD	107,290,669	111,065,716	J. Aron & Company	6-20-12	(152,025)
			Morgan Stanley Capital
AUD	152,271,784	158,985,447	Services, Inc.	6-20-12	1,140,184
CAD	57,875,202	57,859,254	Barclays Bank PLC	6-20-12	(664,890)
CAD	57,875,202	57,823,426	J. Aron & Company	6-20-12	(700,717)
			Morgan Stanley Capital
CAD	24,065,475	23,972,701	Services, Inc.	6-20-12	(362,615)
CHF	275,915,734	300,812,217	Barclays Bank PLC	6-20-12	(3,366,665)
CHF	275,915,734	301,057,385	J. Aron & Company	6-20-12	(3,121,497)
			Morgan Stanley Capital
CHF	89,924,331	98,008,568	Services, Inc.	6-20-12	(1,127,071)
EUR	79,396,385	104,876,200	Barclays Bank PLC	6-20-12	(241,929)
EUR	79,396,385	104,843,324	J. Aron & Company	6-20-12	(274,805)
GBP	22,787,102	36,266,232	Barclays Bank PLC	6-20-12	(703,784)
GBP	22,787,102	36,261,589	J. Aron & Company	6-20-12	(708,428)
JPY	12,026,338,065	148,715,661	Barclays Bank PLC	6-20-12	(1,983,181)
JPY	12,026,338,065	149,062,197	J. Aron & Company	6-20-12	(1,636,644)
			Morgan Stanley Capital
JPY	4,549,492,252	56,271,472	Services, Inc.	6-20-12	(737,004)
NZD	152,106,708	124,115,684	Barclays Bank PLC	6-20-12	139,221
NZD	152,106,708	124,069,867	J. Aron & Company	6-20-12	93,404
SEK	696,220,175	102,734,759	Barclays Bank PLC	6-20-12	(652,246)
SEK	696,220,175	102,694,975	J. Aron & Company	6-20-12	(692,030)
		$2,310,616,100			($15,851,037)

Currency Abbreviations

AUD	Australian Dollar	GBP	Pound Sterling
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona

2

Currency Strategies Fund
As of 4-30-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange, normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Investments by the Fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of April 30, 2012, money market funds were classified as Level 1 and U.S. Treasury bills and forward foreign currency contracts were classified as Level 2, under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended April 30, 2012, there were no transfers between the levels described above.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2012, the Fund used forward foreign currency contracts to gain and manage currency exposure. The following table summarizes the contracts held at April 30, 2012. During the period ended April 30, 2012, the Fund held forward foreign currency contracts with USD values ranging from $3.6 billion to $5.7 billion, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2012, by risk category:

	Financial	Asset	Liability
	Instruments	Derivatives Fair	Derivatives Fair
Risk	Location	Value	Value

Foreign Exchange	Forward Foreign
Contracts	Currency Contracts	$27,696,113	($17,223,846)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Currency Strategies Fund.

364Q3 4/12
6/12

John Hancock

MUTUAL FUNDS

John Hancock Fundamental Large Cap Core Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2012

Fundamental Large Cap Core Fund
As of 4-30-12 (Unaudited)

	Shares	Value

Common Stocks 98.0%		$3,978,353

(Cost $3,719,344)

Consumer Discretionary 19.8%		805,746

Household Durables 1.8%
Lennar Corp., Class A	2,680	74,343

Internet & Catalog Retail 6.9%
Amazon.com, Inc. (I)	1,046	242,567
Blue Nile, Inc. (I)	1,316	39,848

Media 4.4%
CBS Corp., Class B	1,553	51,793
Omnicom Group, Inc.	1,574	80,762
The Walt Disney Company	1,042	44,921

Multiline Retail 1.6%
Target Corp.	1,096	63,502

Specialty Retail 5.1%
Lowe's Companies, Inc.	4,528	142,496
The Home Depot, Inc.	1,265	65,514

Consumer Staples 6.0%		245,423

Beverages 4.9%
Diageo PLC, ADR	701	70,885
PepsiCo, Inc.	1,311	86,526
SABMiller PLC	1,038	43,615

Tobacco 1.1%
Philip Morris International, Inc.	496	44,397

Energy 10.7%		433,493

Energy Equipment & Services 3.2%
National Oilwell Varco, Inc.	541	40,986
Schlumberger, Ltd.	1,220	90,451

Oil, Gas & Consumable Fuels 7.5%
Apache Corp.	1,048	100,545
Chevron Corp.	372	39,640
Exxon Mobil Corp.	484	41,789
Occidental Petroleum Corp.	868	79,179
Ultra Petroleum Corp. (I)	2,070	40,903

Financials 19.4%		786,358

Capital Markets 6.7%
State Street Corp.	1,318	60,918
T. Rowe Price Group, Inc.	1,788	112,850
The Goldman Sachs Group, Inc.	867	99,835

Commercial Banks 1.8%
Wells Fargo & Company	2,174	72,677

Consumer Finance 1.2%
American Express Company	781	47,024

Diversified Financial Services 7.5%
Bank of America Corp.	13,618	110,442
JPMorgan Chase & Company	3,297	141,705
Moody's Corp.	1,318	53,972

1

Fundamental Large Cap Core Fund
As of 4-30-12 (Unaudited)

	Shares	Value
Financials (continued)

Insurance 2.2%
Prudential Financial, Inc.	1,436	$86,935

Health Care 9.8%		399,246

Biotechnology 3.0%
Amgen, Inc.	1,742	123,874

Health Care Equipment & Supplies 1.5%
Medtronic, Inc.	1,599	61,082

Health Care Providers & Services 1.3%
Amsurg Corp. (I)	1,800	51,768

Pharmaceuticals 4.0%
Merck & Company, Inc.	2,130	83,581
Novartis AG, ADR	647	35,695
Pfizer, Inc.	1,886	43,246

Industrials 5.9%		239,009

Air Freight & Logistics 2.0%
United Parcel Service, Inc., Class B	1,029	80,406

Industrial Conglomerates 1.4%
General Electric Company	2,816	55,137

Professional Services 2.5%
Robert Half International, Inc.	3,472	103,466

Information Technology 24.8%		1,005,302

Communications Equipment 9.0%
Cisco Systems, Inc.	6,143	123,781
QUALCOMM, Inc.	3,806	242,975

Computers & Peripherals 2.5%
Apple, Inc. (I)	175	102,242

Internet Software & Services 5.0%
Ancestry.com, Inc. (I)	3,781	100,953
Google, Inc., Class A (I)	169	102,284

IT Services 4.0%
Broadridge Financial Solutions, Inc.	2,450	56,865
Visa, Inc., Class A	840	103,303

Software 4.3%
FactSet Research Systems, Inc.	868	91,018
Oracle Corp.	2,786	81,881

Materials 1.6%		63,776

Chemicals 1.6%
Air Products & Chemicals, Inc.	746	63,776

Total investments (Cost $3,719,344)† 98.0%		$3,978,353

Other assets and liabilities, net 2.0%		$82,276

Total net assets 100.0%		$4,060,629

The percentage shown for each investment category is the total value of the category as a percentage of net assets of the Fund.

ADR American Depositary Receipts

2

Fundamental Large Cap Core Fund
As of 4-30-12 (Unaudited)

(I) Non-income producing security.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $3,720,234. Net unrealized appreciation aggregated $258,119 of which $411,765 related to appreciated investment securities and $153,646 related to depreciated investment securities.

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	04/30/12	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$805,746	$805,746	—	—
Consumer Staples	245,423	201,808	$43,615	—
Energy	433,493	433,493	—	—
Financials	786,358	786,358	—	—
Health Care	399,246	399,246	—	—
Industrials	239,009	239,009	—	—
Information Technology	1,005,302	1,005,302	—	—
Materials	63,776	63,776	—	—
Total investments in Securities	$3,978,353	$3,934,738	$43,615	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended April 30, 2012, there were no transfers between the levels described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.

372Q3 4/12
6/12

John Hancock

MUTUAL FUNDS

John Hancock Fundamental Large Cap Value Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2012

Fundamental Large Cap Value Fund
As of 4-30-12 (Unaudited)

	Shares	Value

Common Stocks 97.1%		$688,934,990

(Cost $606,063,118)

Consumer Discretionary 18.1%		128,770,972

Hotels, Restaurants & Leisure 3.1%
Carnival Corp.	676,164	21,968,571

Household Durables 2.7%
Dorel Industries, Inc., Class B	178,079	5,388,249
Lennar Corp., Class A	492,723	13,668,136

Media 4.7%
Comcast Corp., Class A	376,551	11,420,792
Lamar Advertising Company, Class A (I)	367,733	11,701,264
Omnicom Group, Inc.	200,684	10,297,096

Multiline Retail 1.3%
Target Corp.	168,161	9,743,248

Specialty Retail 6.3%
Lowe's Companies, Inc.	927,898	29,200,950
The Home Depot, Inc.	297,020	15,382,666

Consumer Staples 8.4%		59,396,951

Beverages 5.8%
Diageo PLC, ADR	188,079	19,018,548
PepsiCo, Inc.	218,651	14,430,966
SABMiller PLC (I)	175,671	7,381,337

Food & Staples Retailing 1.3%
Walgreen Company	269,049	9,432,858

Tobacco 1.3%
Philip Morris International, Inc.	102,036	9,133,242

Energy 10.5%		74,819,843

Energy Equipment & Services 1.3%
National Oilwell Varco, Inc.	125,411	9,501,137

Oil, Gas & Consumable Fuels 9.2%
Apache Corp.	206,899	19,849,890
Chevron Corp.	162,523	17,318,451
Exxon Mobil Corp.	97,807	8,444,656
Occidental Petroleum Corp.	216,024	19,705,709

Financials 26.2%		185,816,917

Capital Markets 7.8%
AllianceBernstein Holding LP	698,909	9,847,628
Northern Trust Corp.	198,798	9,460,797
State Street Corp.	290,914	13,446,045
The Goldman Sachs Group, Inc.	194,260	22,369,039

Commercial Banks 6.3%
U.S. Bancorp	639,184	20,562,549
Wells Fargo & Company	726,257	24,278,772

Diversified Financial Services 7.7%
Bank of America Corp.	2,006,395	16,271,863
JPMorgan Chase & Company	573,835	24,663,428
Moody's Corp.	328,629	13,457,358

1

Fundamental Large Cap Value Fund
As of 4-30-12 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 4.4%
Prudential Financial, Inc.	302,754	$18,328,727
Stewart Information Services Corp.	892,032	13,130,711

Health Care 11.1%		78,587,817

Biotechnology 3.4%
Amgen, Inc.	341,231	24,264,936

Health Care Equipment & Supplies 1.7%
Medtronic, Inc.	323,499	12,357,662

Health Care Providers & Services 2.2%
Amsurg Corp. (I)	278,600	8,012,536
VCA Antech, Inc. (I)	311,062	7,359,727

Pharmaceuticals 3.8%
Merck & Company, Inc.	464,656	18,233,101
Novartis AG, ADR	151,529	8,359,855

Industrials 11.4%		80,608,207

Aerospace & Defense 0.9%
The Boeing Company	86,592	6,650,266

Air Freight & Logistics 1.8%
FedEx Corp.	149,042	13,151,466

Commercial Services & Supplies 3.2%
Avery Dennison Corp.	703,592	22,500,872

Electrical Equipment 1.5%
Sensata Technologies Holding NV (I)	325,097	10,325,081

Industrial Conglomerates 2.5%
General Electric Company	890,219	17,430,488

Professional Services 1.5%
Robert Half International, Inc.	354,028	10,550,034

Information Technology 10.5%		74,607,743

Communications Equipment 6.6%
Cisco Systems, Inc.	1,033,915	20,833,387
QUALCOMM, Inc.	338,732	21,624,651
Tellabs, Inc.	1,119,794	4,221,623

IT Services 1.3%
Broadridge Financial Solutions, Inc.	409,429	9,502,847

Software 2.6%
Microsoft Corp.	230,705	7,387,174
Oracle Corp.	375,572	11,038,061

Utilities 0.9%		6,326,540

Electric Utilities 0.9%
Entergy Corp.	96,500	6,326,540

2

Fundamental Large Cap Value Fund
As of 4-30-12 (Unaudited)

Total investments (Cost $606,063,118)† 97.1%	$688,934,990

Other assets and liabilities, net 2.9%	$20,554,058

Total net assets 100.0%	$709,489,045

The percentage shown for each investment category is the total value of the category as a percentage of net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $606,064,121. Net unrealized appreciation aggregated $82,870,869, of which $84,153,471 related to appreciated investment securities and $1,282,602 related to depreciated investment securities.

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	04/30/12	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$128,770,972	$128,770,972	—	—
Consumer Staples	59,396,951	52,015,614	$7,381,337	—
Energy	74,819,843	74,819,843	—	—
Financials	185,816,917	185,816,917	—	—
Health Care	78,587,817	78,587,817	—	—
Industrials	80,608,207	80,608,207	—	—
Information Technology	74,607,743	74,607,743	—	—
Utilities	6,326,540	6,326,540	—	—
Total investments in Securities	$688,934,990	$681,553,653	$7,381,337	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended April 30, 2012, there were no transfers between the levels described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.

374Q3 4/12
6/12

John Hancock

MUTUAL FUNDS

John Hancock Fundamental All Cap Core Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2012

Fundamental All Cap Core Fund
As of 4-30-12 (Unaudited)

	Shares	Value

Common Stocks 97.4%		$4,444,482

(Cost $4,223,250)

Consumer Discretionary 21.2%		969,224

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	2,170	70,502

Household Durables 2.6%
Lennar Corp., Class A	4,233	117,423

Internet & Catalog Retail 9.5%
Amazon.com, Inc. (I)	1,580	366,402
Blue Nile, Inc. (I)	2,189	66,283

Media 2.8%
CBS Corp., Class B	2,373	79,140
Omnicom Group, Inc.	936	48,026

Specialty Retail 4.8%
Lowe's Companies, Inc.	5,921	186,334
The Home Depot, Inc.	678	35,114

Consumer Staples 4.5%		203,041

Beverages 4.5%
Diageo PLC, ADR	480	48,538
PepsiCo, Inc.	671	44,286
SABMiller PLC	1,136	47,732
Tsingtao Brewery Company, Ltd., H Shares	10,320	62,485

Energy 7.3%		331,190

Energy Equipment & Services 2.6%
National Oilwell Varco, Inc.	580	43,941
Schlumberger, Ltd.	990	73,399

Oil, Gas & Consumable Fuels 4.7%
Apache Corp.	943	90,471
Occidental Petroleum Corp.	785	71,608
Ultra Petroleum Corp. (I)	2,620	51,771

Financials 19.5%		889,463

Capital Markets 10.5%
AllianceBernstein Holding LP	6,091	85,822
Northern Trust Corp.	1,644	78,238
State Street Corp.	1,486	68,683
T. Rowe Price Group, Inc.	1,991	125,662
The Goldman Sachs Group, Inc.	1,065	122,635

Diversified Financial Services 6.9%
Bank of America Corp.	19,260	156,199
JPMorgan Chase & Company	2,421	104,055
Moody's Corp.	1,278	52,334

Insurance 2.1%
Prudential Financial, Inc.	1,583	95,835

Health Care 6.9%		313,983

Biotechnology 3.0%
Amgen, Inc.	1,915	136,176

1

Fundamental All Cap Core Fund
As of 4-30-12 (Unaudited)

	Shares	Value

Health Care (continued)

Health Care Equipment & Supplies 1.2%
Medtronic, Inc.	1,472	$56,230

Health Care Providers & Services 2.7%
AMN Healthcare Services, Inc. (I)	7,742	51,949
Amsurg Corp. (I)	2,421	69,628

Industrials 9.8%		447,464

Aerospace & Defense 2.0%
American Science & Engineering, Inc.	1,369	89,409

Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	286	22,348

Commercial Services & Supplies 3.0%
Avery Dennison Corp.	4,284	137,002

Electrical Equipment 1.3%
Sensata Technologies Holding NV (I)	1,930	61,297

Professional Services 3.0%
Robert Half International, Inc.	4,611	137,408

Information Technology 26.6%		1,214,886

Communications Equipment 8.4%
Cisco Systems, Inc.	2,901	58,455
QUALCOMM, Inc.	4,512	288,046
Tellabs, Inc.	10,338	38,974

Computers & Peripherals 2.9%
Apple, Inc. (I)	230	134,375

Internet Software & Services 8.2%
Ancestry.com, Inc. (I)	6,788	181,240
Bankrate, Inc. (I)	1,866	43,702
Google, Inc., Class A (I)	161	97,442
VistaPrint NV (I)	1,381	51,497

IT Services 4.4%
Broadridge Financial Solutions, Inc.	3,794	88,059
Visa, Inc., Class A	910	111,912

Software 2.7%
FactSet Research Systems, Inc.	712	74,660
Oracle Corp.	1,583	46,524

Materials 1.6%		75,231

Chemicals 1.6%
Air Products & Chemicals, Inc.	880	75,231

Total investments (Cost $4,223,250)† 97.4%		$4,444,482

Other assets and liabilities, net 2.6%		$119,348

Total net assets 100.0%		$4,563,830

The percentage shown for each investment category is the total value of the category as a percentage of net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

2

Fundamental All Cap Core Fund
As of 4-30-12 (Unaudited)

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $4,226,150. Net unrealized appreciation aggregated $218,332, of which $412,040 related to appreciated investment securities and $193,708 related to depreciated investment securities.

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	04/30/12	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$969,224	$969,224	—	—
Consumer Staples	203,041	92,824	$110,217	—
Energy	331,190	331,190	—	—
Financials	889,463	889,463	—	—
Health Care	313,983	313,983	—	—
Industrials	447,464	447,464	—	—
Information Technology	1,214,886	1,214,886	—	—
Materials	75,231	75,231	—	—
Total investments in Securities	$4,444,482	$4,334,265	$110,217	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended April 30, 2012, there were no transfers between the levels described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.

376Q3 4/12
6/12

JOHN HANCOCK
MUTUAL FUNDS

John Hancock Diversified Strategies Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2012

Diversified Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 49.7%				$20,834,346

(Cost $19,617,256)

Consumer Discretionary 7.5%				3,159,472

Auto Components 1.0%
Allison Transmission, Inc. (S)	7.125	05/15/19	$125,000	130,938
Exide Technologies	8.625	02/01/18	150,000	121,875
Visteon Corp.	6.750	04/15/19	160,000	164,800

Food Products 0.2%
Simmons Foods, Inc. (S)	10.500	11/01/17	100,000	92,000

Hotels, Restaurants & Leisure 2.6%
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	100,000	110,500
CCM Merger, Inc. (S)	9.125	05/01/19	150,000	152,438
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)	10.500	07/01/19	100,000	104,250
Greektown Superholdings, Inc.	13.000	07/01/15	100,000	110,375
Jacobs Entertainment, Inc.	9.750	06/15/14	100,000	99,750
Marina District Finance Company, Inc.	9.500	10/15/15	75,000	72,938
MGM Resorts International (S)	8.625	02/01/19	100,000	108,625
Seminole Indian Tribe of Florida (S)	7.750	10/01/17	200,000	217,500
Sugarhouse HSP Gaming Property Mezzanine LP (S)	8.625	04/15/16	100,000	106,375

Household Durables 0.1%
American Standard Americas (S)	10.750	01/15/16	30,000	21,975

Media 1.5%
DISH DBS Corp.	6.750	06/01/21	125,000	136,875
Grupo Televisa SAB	6.625	01/15/40	100,000	119,665
Regal Entertainment Group	9.125	08/15/18	100,000	110,750
WMG Acquisition Corp.	9.500	06/15/16	100,000	109,250
XM Satellite Radio, Inc. (S)	7.625	11/01/18	150,000	163,500

Multiline Retail 0.4%
Macy's Retail Holdings, Inc.	7.875	08/15/36	175,000	195,048

Specialty Retail 1.1%
Automotores Gildemeister SA (S)	8.250	05/24/21	150,000	158,400
AutoNation, Inc.	5.500	02/01/20	65,000	66,300
AutoNation, Inc.	6.750	04/15/18	32,000	34,720
Hillman Group, Inc.	10.875	06/01/18	100,000	105,500
Toys R US Property Company II LLC	8.500	12/01/17	100,000	104,000

Textiles, Apparel & Luxury Goods 0.6%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	125,000	133,750
Levi Strauss & Company	7.625	05/15/20	100,000	107,375

Consumer Staples 2.0%				838,217

Beverages 0.1%
Corp. Lindley SA (S)	6.750	11/23/21	25,000	26,688

Food & Staples Retailing 0.4%
Rite Aid Corp. (S)	9.250	03/15/20	150,000	152,250

Food Products 0.8%
B&G Foods, Inc.	7.625	01/15/18	125,000	134,375
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	78,000	83,460
Del Monte Corp.	7.625	02/15/19	100,000	101,000

1

Diversified Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Staples (continued)

Household Products 0.2%
Reynolds Group Issuer, Inc. (S)	9.000	04/15/19	$100,000	$100,500
Yankee Candle Company, Inc.	8.500	02/15/15	4,000	4,100

Personal Products 0.3%
Revlon Consumer Products Corp.	9.750	11/15/15	125,000	134,844

Tobacco 0.2%
Alliance One International, Inc.	10.000	07/15/16	100,000	101,000

Energy 4.4%				1,843,552

Energy Equipment & Services 0.9%
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	45,000	49,219
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	100,000	106,500
Weatherford International, Inc.	6.800	06/15/37	200,000	226,349

Oil, Gas & Consumable Fuels 3.5%
Afren PLC (S)	10.250	04/08/19	200,000	209,416
Alpha Natural Resources, Inc.	6.000	06/01/19	150,000	140,250
Arch Coal, Inc. (S)	7.250	06/15/21	125,000	111,563
EV Energy Partners LP	8.000	04/15/19	100,000	102,000
Kinder Morgan Energy Partners LP	5.800	03/15/35	200,000	210,500
Linn Energy LLC	8.625	04/15/20	150,000	163,875
Nexen, Inc.	6.400	05/15/37	200,000	221,772
Peabody Energy Corp. (S)	6.250	11/15/21	35,000	35,438
Phillips 66 (S)	2.950	05/01/17	60,000	61,553
Targa Resources Partners LP (S)	6.375	08/01/22	100,000	100,750
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	100,000	104,367

Financials 14.7%				6,166,976

Capital Markets 1.9%
Affinion Group Holdings, Inc.	11.625	11/15/15	100,000	84,500
Jefferies Group, Inc.	6.875	04/15/21	200,000	199,250
Morgan Stanley	5.750	01/25/21	300,000	296,070
The Goldman Sachs Group, Inc.	6.750	10/01/37	200,000	197,662

Commercial Banks 2.2%
Abbey National Treasury Services PLC	4.000	04/27/16	200,000	197,708
Banco de Credito del Peru (S)	4.750	03/16/16	100,000	103,000
Barclays Bank PLC	5.140	10/14/20	200,000	191,237
ICICI Bank, Ltd. (S)	5.750	11/16/20	200,000	197,045
Lloyds TSB Bank PLC	6.375	01/21/21	200,000	216,094
Synovus Financial Corp.	7.875	02/15/19	20,000	21,175

Consumer Finance 1.2%
Capital One Financial Corp.	6.150	09/01/16	250,000	276,314
Discover Bank	7.000	04/15/20	200,000	232,477

Diversified Financial Services 3.6%
Bank of America NA	6.000	10/15/36	200,000	193,841
Citigroup, Inc.	5.850	12/11/34	200,000	209,859
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
(11.000% to 06/30/2019, then 3 month LIBOR + 10.868%)
(Q)(S)	11.000	06/30/19	200,000	254,000
General Electric Capital Corp.	5.300	02/11/21	250,000	275,132

2

Diversified Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	$200,000	$219,128
Merrill Lynch & Company, Inc.	7.750	05/14/38	200,000	221,274
Nationstar Mortgage	10.875	04/01/15	125,000	133,750

Insurance 3.1%
AXA SA (6.379% to 12/14/2036, then 3 month LIBOR +
2.256%) (Q)(S)	6.379	12/14/36	200,000	159,000
CNA Financial Corp.	7.250	11/15/23	200,000	229,170
CNO Financial Group, Inc. (S)	9.000	01/15/18	100,000	108,500
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	200,000	152,500
Liberty Mutual Group, Inc. (S)	6.500	03/15/35	50,000	52,022
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	200,000	196,000
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	200,000	186,000
Willis Group Holdings PLC	5.750	03/15/21	200,000	217,445

Real Estate Investment Trusts 2.4%
DDR Corp.	7.500	04/01/17	200,000	229,329
Host Hotels & Resorts LP (S)	5.250	03/15/22	200,000	198,750
MPT Operating Partnership LP	6.375	02/15/22	35,000	35,175
MPT Operating Partnership LP	6.875	05/01/21	100,000	104,500
Prologis LP	6.875	03/15/20	200,000	233,282
Weyerhaeuser Company	7.375	03/15/32	200,000	218,237

Real Estate Management & Development 0.3%
General Shopping Investments, Ltd. (12.000% to 03/20/2017,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	30,000	29,550
Realogy Corp. (S)	7.875	02/15/19	100,000	98,000

Health Care 1.4%				585,500

Biotechnology 0.2%
Grifols, Inc.	8.250	02/01/18	100,000	107,125

Health Care Equipment & Supplies 0.4%
Alere, Inc.	8.625	10/01/18	150,000	155,250

Health Care Providers & Services 0.5%
BioScrip, Inc.	10.250	10/01/15	100,000	108,250
HCA, Inc.	7.500	02/15/22	100,000	107,625

Pharmaceuticals 0.3%
Endo Pharmaceuticals Holdings, Inc.	7.250	01/15/22	100,000	107,250

Industrials 6.5%				2,700,576

Aerospace & Defense 1.3%
Ducommun, Inc.	9.750	07/15/18	100,000	105,750
Huntington Ingalls Industries, Inc.	7.125	03/15/21	150,000	158,813
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	120,000	129,000
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	150,000	112,500
Textron, Inc.	7.250	10/01/19	30,000	34,937

Airlines 2.1%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	97,685	95,731
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	31,952	34,269
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	196,148	203,013

3

Diversified Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	$146,587	$158,680
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	179,857	194,695
United Air Lines 2007-1 Class C Pass Through Trust (P)	3.059	07/02/14	180,795	173,564
US Airways 2012-1 Class A Pass Through Trust
Series 2012-1A, Class PTT	5.900	10/01/24	25,000	25,000

Building Products 0.5%
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	200,000	224,000

Commercial Services & Supplies 0.8%
International Lease Finance Corp. (S)	7.125	09/01/18	100,000	110,000
Steelcase, Inc.	6.375	02/15/21	200,000	208,974

Electrical Equipment 0.3%
Coleman Cable, Inc.	9.000	02/15/18	130,000	137,150

Industrial Conglomerates 0.5%
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	200,000	206,500

Marine 0.1%
Navios South American Logistics, Inc.	9.250	04/15/19	50,000	45,750

Road & Rail 0.8%
Avis Budget Car Rental LLC	8.250	01/15/19	100,000	104,750
Florida East Coast Railway Corp.	8.125	02/01/17	100,000	102,750
The Hertz Corp.	6.750	04/15/19	100,000	104,375

Trading Companies & Distributors 0.1%
Aircastle, Ltd. (S)	6.750	04/15/17	15,000	15,150
Aircastle, Ltd. (S)	7.625	04/15/20	15,000	15,225

Information Technology 0.3%				105,250

IT Services 0.3%
Brightstar Corp. (S)	9.500	12/01/16	100,000	105,250

Materials 6.7%				2,825,232

Chemicals 1.2%
American Pacific Corp.	9.000	02/01/15	150,000	151,125
Braskem Finance, Ltd. (S)	7.000	05/07/20	200,000	222,500
Ineos Finance PLC (S)	7.500	05/01/20	100,000	102,750
Lyondellbasell Industries NV (S)	5.000	04/15/19	25,000	25,813

Construction Materials 0.3%
Building Materials Corp. of America (S)	6.750	05/01/21	100,000	104,125

Containers & Packaging 0.2%
Pretium Packaging LLC	11.500	04/01/16	100,000	104,000

Metals & Mining 3.9%
Alcoa, Inc.	5.400	04/15/21	200,000	210,083
Commercial Metals Company	7.350	08/15/18	200,000	208,500
FMG Resources August 2006 Pty, Ltd. (S)	6.875	02/01/18	25,000	25,688
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22	100,000	101,500
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	25,000	27,063
JMC Steel Group (S)	8.250	03/15/18	100,000	103,500
Metinvest BV (S)	8.750	02/14/18	200,000	185,000
Mongolian Mining Corp. (S)	8.875	03/29/17	200,000	200,000
Rain CII Carbon LLC (S)	8.000	12/01/18	100,000	104,750
Steel Dynamics, Inc.	7.750	04/15/16	125,000	130,000

4

Diversified Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

SunCoke Energy, Inc.	7.625	08/01/19	$100,000	$102,000
Taseko Mines, Ltd.	7.750	04/15/19	100,000	95,000
Vale Overseas, Ltd.	6.875	11/10/39	125,000	149,894

Paper & Forest Products 1.1%
Georgia-Pacific LLC	7.250	06/01/28	171,000	204,762
International Paper Company	9.375	05/15/19	200,000	267,179

Telecommunication Services 3.5%				1,469,713

Diversified Telecommunication Services 3.0%
American Tower Corp.	4.700	03/15/22	40,000	41,037
CenturyLink, Inc.	5.800	03/15/22	50,000	49,541
CenturyLink, Inc.	7.600	09/15/39	200,000	189,722
GTP Towers Issuer LLC (S)	8.112	02/15/15	100,000	102,819
Intelsat Jackson Holdings SA	7.250	10/15/20	100,000	104,500
PAETEC Holding Corp.	9.875	12/01/18	100,000	113,250
Qwest Communications International, Inc.	8.000	10/01/15	30,000	31,950
Telecom Italia Capital SA	7.200	07/18/36	200,000	183,250
Telefonica Emisiones SAU	5.134	04/27/20	200,000	185,269
West Corp.	11.000	10/15/16	100,000	106,250
Windstream Corp.	7.750	10/01/21	150,000	160,875

Wireless Telecommunication Services 0.5%
Digicel, Ltd. (S)	8.250	09/01/17	100,000	104,250
Nextel Communications, Inc.	7.375	08/01/15	100,000	97,000

Utilities 2.7%				1,139,858

Electric Utilities 1.0%
Allegheny Energy Supply Company LLC (S)	6.750	10/15/39	200,000	223,045
PNM Resources, Inc.	9.250	05/15/15	150,000	173,063
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	30,000	31,309

Independent Power Producers & Energy Traders 1.4%
DPL, Inc. (S)	7.250	10/15/21	200,000	222,000
Ipalco Enterprises, Inc.	5.000	05/01/18	200,000	199,000
NRG Energy, Inc.	8.250	09/01/20	150,000	150,375

Multi-Utilities 0.3%
CMS Energy Corp.	5.050	03/15/22	40,000	40,691
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	100,000	100,375

U.S. Government & Agency
Obligations 10.8%				$4,549,821

(Cost $4,521,583)

U.S. Government 4.6%				1,956,983

U.S. Treasury Bonds	3.125	11/15/41	$450,000	450,703
United States Treasury Strip PO	2.169	08/15/41	4,000,000	1,506,280

U.S. Government Agency 6.2%				2,592,838

Federal National Mortgage Association
30 Yr Pass Thru	4.000	10/01/41	1,262,730	1,348,347
30 Yr Pass Thru	4.000	11/01/41	1,174,405	1,244,491

5

Diversified Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Capital Preferred Securities 1.4%				$600,536

(Cost $568,697)

Financials 1.4%				600,536

Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	$150,000	148,500
MetLife Capital Trust X (9.250% to 04/08/2033, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	30,000	36,600
Regions Financing Trust II (6.625% to 05/15/2027, then 3
month LIBOR + 1.290%)	6.625	05/15/47	150,000	141,750
State Street Capital Trust III (Q)(P)	5.464	06/25/12	175,000	175,686
ZFS Finance USA Trust II (6.450% to 06/15/2016, then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	100,000	98,000

Municipal Bonds 0.1%				$23,700

(Cost $22,502)

State of Illinois	5.100	06/01/33	$25,000	23,700

Term Loans (M)1.0%				$408,041

(Cost $377,358)

Consumer Discretionary 0.6%				260,474

Hotels, Restaurants & Leisure 0.3%
Kalispel Tribal Economic Authority	7.500	02/24/17	$144,743	141,849

Media 0.3%
Clear Channel Communications, Inc.	3.889	01/28/16	147,640	118,625

Health Care 0.4%				147,567

Health Care Providers & Services 0.4%
National Mentor Holdings, Inc.	7.000	02/09/17	149,246	147,567

Collateralized Mortgage
Obligations 2.1%				$861,351

(Cost $796,885)

Commercial & Residential 2.0%				818,205

Countrywide Alternative Loan Trust
Series 2007-16CB, Class 4A7	6.000	08/25/37	$142,286	107,872
Fontainebleau Resorts LLC (S)	5.007	05/05/17	100,000	100,847
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.874	07/10/38	220,000	227,512
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.870	04/15/45	250,000	269,926
WaMu Mortgage Pass Through Certificates
Series 2005-AR6, Class X IO	0.649	04/25/45	2,043,154	112,048

U.S. Government Agency 0.1%				43,146

Federal National Mortgage Association
Series 407, Class C6 IO	5.500	01/25/40	226,043	43,146

Asset Backed Securities 0.6%				$266,975

(Cost $248,086)

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	$119,550	124,081

6

Diversified Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Home Equity Asset Trust
Series 2007-3, Class 2A2 (P)	0.419	08/25/37	$190,000	$142,894

			Shares	Value

Preferred Securities 0.2%				$98,255

(Cost $96,250)

Financials 0.2%				98,255

PNC Financial Services Group, Inc., 6.125%			2,150	54,395
U.S. Bancorp, 6.000%			1,700	43,860

Affiliated Investment Companies 26.8%				$11,215,384

(Cost $10,477,818)

Alternative 7.7%				3,231,829

John Hancock Funds II (G) 7.7%
Currency Strategies, Class NAV (First Quadrant) (I)			208,398	1,977,700
Global Absolute Return Strategies, Class NAV (Standard
Life) (I)			117,318	1,254,129

Equity 14.1%				5,898,093

John Hancock Funds II (G) 6.0%
Capital Appreciation Value, Class NAV (T.Rowe Price)			154,910	1,708,659
Global Real Estate, Class NAV (Deutsche)			55,985	427,165
Redwood, Class NAV (RCM)			191,194	2,072,542

John Hancock Funds III (G) 4.0%
Global Shareholder Yield, Class NAV (Epoch)			172,070	1,689,727

Fixed Income 5.0%				2,085,462

John Hancock Funds II (G) 5.0%
Multi Sector Bond, Class NAV (Stone Harbor)			204,257	2,085,462

Unaffiliated Investment Companies 5.6%				$2,329,514

(Cost $2,393,497)

Alternative 2.7%				1,131,170

AQR Managed Futures Strategy Fund, Class I			119,954	1,131,170

Equity 2.9%				1,198,344

Turner Spectrum Fund, Institutional Class			106,519	1,198,344

Total investments (Cost $39,119,932)† 98.3%				$41,187,923

Other assets and liabilities, net 1.7%				$729,799

Total net assets 100.0%				$41,917,722

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

Notes to Portfolio of Investments

IO Interest Only Security – Interest Tranche of Stripped Mortgage Pool. Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate.

7

Diversified Strategies Fund
As of 4-30-12 (Unaudited)

PO Principal Only Security – (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

USGG U.S. Generic Government Index

(G) The Fund's sub-adviser is shown parenthetically.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,940,392 or 16.56% of the Fund's net assets as of 4-30-12.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $39,138,553. Net unrealized appreciation aggregated $2,049,370, of which $2,191,243 related to appreciated investment securities and $141,873 related to depreciated investment securities.

Investment Companies
Underlying Funds’ Investment Managers

Deutsche Asset Management, Inc.	(Deutsche)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)

RCM Capital Management LLC	(RCM)

Standard Life Investments

(Corporate Funds) Limited	(Standard Life)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

8

Diversified Strategies Fund
As of 4-30-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	04/30/12	Price	Inputs	Inputs

Corporate Bonds	$20,834,346	—	$20,804,796	$29,550
U.S. Government & Agency Obligations	4,549,821	—	4,549,821	—
Capital Preferred Securities	600,536	—	600,536	—
Municipal Bonds	23,700	—	23,700	—
Term Loans	408,041	—	408,041	—
Collateralized Mortgage Obligations	861,351	—	861,351	—
Asset Backed Securities	266,975	—	266,975	—
Preferred Securities	98,255	$54,395	43,860	—
Affiliated Investment Companies	11,215,384	11,215,384	—	—
Unaffiliated Investment Companies	2,329,514	2,329,514	—	—

Total Investments in Securities	$41,187,923	$13,599,293	$27,559,080	$29,550

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended April 30, 2012, there were no transfers between the levels described above.

9

Diversified Strategies Fund
As of 4-30-12 (Unaudited)

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Diversified Strategies Fund.

392Q3 4/12
6/12

John Hancock

MUTUAL FUNDS

John Hancock China Emerging Leaders Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2012

China Emerging Leaders Fund
As of 4-30-12 (Unaudited)

	Shares	Value

Common Stocks 91.9%		$157,094,217

(Cost $147,842,447)

China 56.9%		97,344,551

Baoxin Auto Group, Ltd. (I)	3,000,000	3,426,313
China Communications Construction Company, Ltd., H Shares	8,000,000	7,980,884
China Minsheng Banking Corp., Ltd., H Shares	10,000,000	10,362,340
China Petroleum & Chemical Corp., H Shares	7,700,000	8,168,892
China Qinfa Group, Ltd. (I)	7,000,000	1,556,566
China Yurun Food Group, Ltd.	1,925,000	2,450,353
Intime Department Store Group Company, Ltd.	7,000,000	8,802,230
Lenovo Group, Ltd.	6,000,000	5,743,544
PICC Property & Casualty Company, Ltd., H Shares	5,000,000	6,237,012
Ping An Insurance Group Company, H Shares	800,000	6,651,815
Renhe Commercial Holdings Company, Ltd.	10,000,000	577,051
Sany Heavy Equipment International Holdings Company, Ltd.	7,500,000	5,732,026
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	7,000,000	8,058,240
Sinopharm Group Company, Ltd., H Shares	2,500,000	6,488,501
Yanzhou Coal Mining Company, Ltd., H Shares	1,000,000	2,077,368
Zhaojin Mining Industry Company, Ltd., H Shares	3,300,000	4,588,087
Zhuzhou CSR Times Electric Company, Ltd., H Shares	3,000,000	8,443,329

Hong Kong 30.2%		51,568,687

China Foods, Ltd.	5,000,000	5,429,338
China Metal Recycling Holdings, Ltd.	7,000,800	7,993,129
China Mobile, Ltd.	1,000,000	11,079,758
China Resource Power Holdings, Ltd.	2,500,000	4,549,066
China Water Affairs Group, Ltd.	2,000,000	623,356
Galaxy Entertainment Group, Ltd. (I)	3,000,000	9,345,828
Haier Electronics Group Company, Ltd. (I)	6,000,000	6,244,542
Hao Tian Resources Group, Ltd. (I)	31,500,000	857,948
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	20,000,000	3,876,711
Ming Fung Jewellery Group, Ltd. (I)	20,000,000	1,144,676
Silver Grant International	2,000,000	424,335

Mongolia 1.6%		2,803,969

Mongolian Mining Corp. (I)	3,500,000	2,803,969

Singapore 3.2%		5,377,010

Biosensors International Group, Ltd. (I)	5,000,000	5,377,010

Warrants 0.8%		$1,369,321

(Cost $1,373,055)

China 0.8%		1,369,321

Anhui Quanchai Engine Company (Expiration Date: 3-30-17; Strike Price: CNY 0.00)
(I)	565,695	1,369,321

Short-Term Investments 5.3%		$9,143,361

(Cost $9,143,361)

Money Market Funds 5.3%		9,143,361

State Street Institutional Liquid Reserves Fund, 0.2086% (Y)	9,143,361	9,143,361

1

China Emerging Leaders Fund
As of 4-30-12 (Unaudited)

Value

Total investments (Cost $158,358,863)† 98.0%	$167,606,899

Other assets and liabilities, net 2.0%	$3,433,740

Total net assets 100.0%	$171,040,639

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 4-30-12.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $158,358,863. Net unrealized appreciation aggregated $9,248,036, of which $15,603,052 related to appreciated investment securities and $6,355,016 related to depreciated investment securities.

The Fund had the following sector composition as of 4-30-12 (as a percentage of total net assets):

Consumer Discretionary	16.9%
Financials	14.2%
Health Care	13.9%
Industrials	13.8%
Materials	9.5%
Energy	6.9%
Telecommunication Services	6.5%
Consumer Staples	4.6%
Information Technology	3.4%
Utilities	3.0%
Short-Term Investments & Other	7.3%

2

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	04/30/12	Price	Inputs	Inputs

Common Stocks
China	$97,344,551	—	$97,344,551	—
Hong Kong	51,568,687	—	51,568,687	—
Mongolia	2,803,969	—	2,803,969	—
Singapore	5,377,010	—	5,377,010	—
Warrants	1,369,321	—	1,369,321	—
Short-Term Investments	9,143,361	9,143,361	—	—
Total investments in Securities	$167,606,899	$9,143,361	$158,463,538	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended April 30, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock China Emerging Leaders Fund.

394Q3 4/12
6/12

John Hancock

MUTUAL FUNDS

John Hancock

Global Absolute Return Strategies Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2012

Global Absolute Return Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Corporate Bonds 19.8%				$59,002,268

(Cost $56,111,673)

Australia 0.3%				872,241

Australia & New Zealand Banking Group, Ltd. (EUR) (D)	3.750	03/10/17	200,000	280,757
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22	45,000	45,675
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	100,000	108,250
Santos Finance, Ltd. (8.250% to 09/22/2017, then 3 month
EURIBOR + 6.851%) (EUR) (D)	8.250	09/22/70	50,000	64,365
Westpac Banking Corp. (EUR) (D)	4.250	09/22/16	260,000	373,194

Austria 0.0%				120,613

VERBUND International Finance GmbH (EUR) (D)	4.750	07/16/19	80,000	120,613

Belgium 0.1%				336,216

Anheuser-Busch InBev NV (EUR) (D)	4.000	06/02/21	120,000	176,722
Anheuser-Busch InBev NV (EUR) (D)	6.570	02/27/14	110,000	159,494

Brazil 0.1%				379,353

OGX Austria GmbH (S)	8.500	06/01/18	200,000	207,500
Vale SA (EUR) (D)	4.375	03/24/18	120,000	171,853

Canada 0.3%				788,063

Air Canada (S)	9.250	08/01/15	200,000	194,500
Bombardier, Inc. (S)	5.750	03/15/22	160,000	157,800
Bombardier, Inc. (S)	7.750	03/15/20	75,000	83,813
Cascades, Inc.	7.875	01/15/20	80,000	78,200
Mercer International, Inc.	9.500	12/01/17	50,000	51,750
NOVA Chemicals Corp.	8.375	11/01/16	200,000	222,000

Cayman Islands 0.1%				423,686

Hutchison Whampoa Finance 09, Ltd. (EUR) (D)	4.750	11/14/16	100,000	145,011
Thames Water Utilities Cayman Finance, Ltd. (EUR) (D)	3.250	11/09/16	100,000	140,017
UPCB Finance, Ltd. (EUR) (D)	7.625	01/15/20	100,000	138,658

Czech Republic 0.1%				263,198

CEZ AS (EUR) (D)	4.500	06/29/20	100,000	147,028
CEZ AS (EUR) (D)	6.000	07/18/14	80,000	116,170

Denmark 0.4%				1,102,252

AP Moeller - Maersk A/S (EUR) (D)	4.875	10/30/14	100,000	140,586
Danske Bank A/S (EUR) (D)	4.750	06/04/14	150,000	208,810
Danske Bank A/S (4.100% to 03/16/2018, then 3 month
EURIBOR + 1.810%) (EUR) (D)	4.100	03/16/18	70,000	88,953
DONG Energy A/S (EUR) (D)	4.875	12/16/21	120,000	184,037
DONG Energy A/S (EUR) (D)(P)	7.750	06/01/21	100,000	141,615
ISS A/S (EUR) (D)	8.875	05/15/16	100,000	133,364
TDC A/S (EUR) (D)	4.375	02/23/18	140,000	204,887

Finland 0.1%				424,852

Fortum OYJ (EUR) (D)	4.000	05/24/21	100,000	146,276
Pohjola Bank PLC (EUR) (D)	5.750	02/28/22	100,000	134,878
Teollisuuden Voima OYJ (EUR) (D)	4.625	02/04/19	100,000	143,698

France 2.5%				7,419,174

Alstom SA (EUR) (D)	3.875	03/02/16	100,000	138,020
Alstom SA (EUR) (D)	4.000	09/23/14	100,000	138,393

1

Global Absolute Return Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

France (continued)

Areva SA (EUR) (D)	4.625	10/05/17	100,000	$131,380
Autoroutes du Sud de la France SA (EUR) (D)	4.000	09/24/18	100,000	140,744
AXA SA (5.250% to 04/16/2020, then 3 month EURIBOR +
3.050%) (EUR) (D)	5.250	04/16/40	150,000	161,413
BNP Paribas SA (EUR) (D)	3.500	03/07/16	100,000	137,978
BNP Paribas SA (4.730% to 04/12/2016, then 3 month
EURIBOR + 1.690%) (EUR) (D)(Q)	4.730	04/12/16	100,000	99,039
BNP Paribas SA (8.667% to 09/11/2013, then 3 month
EURIBOR + 4.050%) (EUR) (D)(Q)	8.667	09/11/13	100,000	132,436
Bouygues SA (EUR) (D)	4.375	10/29/14	60,000	84,535
Casino Guichard Perrachon SA (EUR) (D)	4.472	04/04/16	100,000	139,736
Casino Guichard Perrachon SA (EUR) (D)	6.375	04/04/13	150,000	206,893
Christian Dior SA (EUR) (D)	3.750	09/23/14	100,000	136,665
Cie de Saint-Gobain (EUR) (D)	4.500	09/30/19	100,000	142,345
Cie de Saint-Gobain (EUR) (D)	8.250	07/28/14	100,000	150,807
Cie Financiere et Industrielle des Autoroutes (EUR) (D)	5.000	05/24/21	100,000	148,014
Cie Generale de Geophysique-Veritas	9.500	05/15/16	100,000	109,500
Credit Agricole SA (EUR) (D)	3.875	02/13/19	100,000	131,333
Credit Agricole SA (EUR) (D)	5.971	02/01/18	100,000	130,940
EDF SA (EUR) (D)	3.875	01/18/22	100,000	138,410
EDF SA (EUR) (D)	4.625	09/11/24	50,000	72,388
Eutelsat SA (EUR) (D)	5.000	01/14/19	100,000	147,432
France Telecom SA (EUR) (D)	3.875	04/09/20	100,000	141,285
France Telecom SA (EUR) (D)	5.000	01/22/14	100,000	140,747
GDF Suez (EUR) (D)	3.500	10/18/22	200,000	276,577
HSBC Holdings PLC (EUR) (D)	4.875	01/15/14	200,000	280,019
Lafarge SA (EUR) (D)	6.625	11/29/18	50,000	64,596
Lafarge SA (EUR) (D)	8.875	05/27/14	100,000	144,283
Legrand SA (EUR) (D)	4.375	03/21/18	100,000	144,717
Mercialys SA (EUR) (D)	4.125	03/26/19	100,000	132,577
Pernod-Ricard SA (EUR) (D)	7.000	01/15/15	150,000	222,818
PPR (EUR) (D)	3.125	04/23/19	32,000	43,288
PPR (EUR) (D)	3.750	04/08/15	27,000	37,735
PPR (EUR) (D)	8.625	04/03/14	120,000	179,780
RCI Banque SA (EUR) (D)	4.000	12/02/13	110,000	149,097
RCI Banque SA (EUR) (D)	5.625	03/13/15	41,000	57,230
RCI Banque SA (EUR) (D)	5.625	10/05/15	80,000	112,087
RTE EDF Transport SA (EUR) (D)	4.125	02/03/21	200,000	286,224
Societe des Autoroutes Paris-Rhin-Rhone (EUR) (D)	7.500	01/12/15	100,000	149,522
Societe Fonciere Lyonnaise SA (EUR) (D)	4.625	05/25/16	100,000	134,754
Societe Generale SA	2.500	01/15/14	110,000	108,134
Societe Generale SA (EUR) (D)	4.750	03/02/21	100,000	139,096
Societe Generale SA (9.375% to 09/04/2019, then 3 month
EURIBOR + 8.901%) (EUR) (D)(Q)	9.375	09/04/19	100,000	121,953
SPCM SA (EUR) (D)	8.250	06/15/17	50,000	70,653
Suez Environnement SA (EUR) (D)	6.250	04/08/19	100,000	165,091
Total Infrastructures Gaz France SA (EUR) (D)	4.339	07/07/21	100,000	147,292
Unibail-Rodamco SE (EUR) (D)	3.875	12/13/17	110,000	155,754
Valeo SA (EUR) (D)	3.750	06/24/13	90,000	121,773
Valeo SA (EUR) (D)	5.750	01/19/17	100,000	143,273
Veolia Environnement SA (EUR) (D)	4.625	03/30/27	100,000	134,396
Veolia Environnement SA (EUR) (D)	6.750	04/24/19	200,000	322,997
Vivendi SA (EUR) (D)	3.875	11/30/15	100,000	137,244
Vivendi SA (EUR) (D)	4.125	07/18/17	100,000	135,781

2

Global Absolute Return Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Germany 0.5%				$1,584,060

Daimler AG (EUR) (D)	1.750	05/21/15	100,000	133,854
Daimler AG (EUR) (D)	2.000	05/05/17	97,000	129,165
Deutsche Telekom International Finance BV (EUR) (D)	4.250	07/13/22	100,000	146,807
Deutsche Telekom International Finance BV (EUR) (D)	5.750	04/14/15	100,000	148,209
Evonik Industries AG (EUR) (D)	7.000	10/14/14	90,000	133,527
Henkel AG & Company KGaA (5.375% to 11/25/2015, then 3
month EURIBOR + 2.850%) (EUR) (D)	5.375	11/25/15	100,000	137,003
Metro AG (EUR) (D)	7.625	03/05/15	80,000	122,337
ThyssenKrupp AG (EUR) (D)	8.000	06/18/14	100,000	146,282
Unitymedia GmbH (EUR) (D)	9.625	12/01/19	100,000	141,636
Unitymedia Hessen GmbH & Company KG (EUR) (D)	8.125	12/01/17	100,000	139,319
Volkswagen Leasing GmbH (EUR) (D)	2.750	07/13/15	150,000	205,921

Greece 0.0%				51,375

Navios Maritime Holdings, Inc.	8.875	11/01/17	50,000	51,375

Guernsey Channel Islands 0.0%				103,249

Credit Suisse Group Finance Guernsey, Ltd. (3.625% to
01/23/2013, then 3 month EURIBOR + 0.870%) (EUR) (D)	3.625	01/23/18	80,000	103,249

Hong Kong 0.1%				206,000

Nord Anglia Education UK Holdings PLC (S)	10.250	04/01/17	200,000	206,000

Ireland 0.6%				1,688,305

Ardagh Glass Finance PLC (EUR) (D)	9.250	07/01/16	100,000	144,449
Caterpillar International Finance, Ltd. (EUR) (D)	2.750	06/06/14	100,000	136,761
CRH Finance, Ltd. (EUR) (D)	7.375	05/28/14	110,000	161,488
FGA Capital Ireland PLC (EUR) (D)	5.250	02/28/14	100,000	134,687
GE Capital European Funding (EUR) (D)	2.000	02/27/15	80,000	106,784
GE Capital European Funding (EUR) (D)	4.250	02/06/14	130,000	180,282
GE Capital European Funding (EUR) (D)	4.625	02/22/27	100,000	142,392
GE Capital European Funding (EUR) (D)	5.375	01/16/18	270,000	406,662
Intesa Sanpaolo Bank Ireland PLC (EUR) (D)	4.000	08/08/13	100,000	133,164
Smurfit Kappa Acquisitions (EUR) (D)	7.750	11/15/19	100,000	141,636

Italy 0.6%				1,691,671

Atlantia SpA (EUR) (D)	4.375	09/16/25	70,000	88,719
Atlantia SpA (EUR) (D)	5.000	06/09/14	100,000	138,957
Banco Popolare SC (EUR) (D)	4.000	04/06/13	100,000	131,346
Eni SpA (EUR) (D)	4.250	02/03/20	143,000	199,443
Eni SpA (EUR) (D)	5.875	01/20/14	150,000	212,601
Intesa Sanpaolo SpA (EUR) (D)	3.750	11/23/16	100,000	126,087
Intesa Sanpaolo SpA (EUR) (D)	5.000	02/28/17	100,000	131,444
Intesa Sanpaolo SpA (EUR) (D)	5.375	12/19/13	100,000	135,817
Intesa Sanpaolo SpA (3.750% to 03/02/2015, then 3 month
EURIBOR + 0.890%) (EUR) (D)	3.750	03/02/20	150,000	156,793
Telecom Italia SpA (EUR) (D)	4.750	05/19/14	150,000	205,886
UniCredit SpA (EUR) (D)	5.250	04/30/23	120,000	164,578

Jersey, C.I. 0.3%				795,902

ASIF III Jersey, Ltd. (EUR) (D)	4.750	09/11/13	150,000	203,685
BAA Funding, Ltd. (EUR) (D)	4.125	10/12/16	100,000	139,939
BAA Funding, Ltd. (EUR) (D)	4.600	09/30/14	100,000	140,569
HSBC Capital Funding LP (5.369% to 03/24/2014, then 3
month EURIBOR + 2.000%) (EUR) (D)(Q)	5.369	03/24/14	120,000	145,978

3

Global Absolute Return Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Jersey, C.I. (continued)

UBS AG (4.250% to 09/16/2014, then 3 month EURIBOR +
1.260%) (EUR) (D)	4.500	09/16/19	130,000	$165,731

Luxembourg 0.7%				2,115,011

ArcelorMittal (EUR) (D)	8.250	06/03/13	80,000	112,568
ConvaTec Healthcare E SA (EUR) (D)	7.375	12/15/17	100,000	137,003
Expro Finance Luxembourg SCA (S)	8.500	12/15/16	125,000	121,250
Fiat Industrial Finance Europe SA (EUR) (D)	5.250	03/11/15	100,000	134,357
Fiat Industrial Finance Europe SA (EUR) (D)	6.250	03/09/18	100,000	132,537
Finmeccanica Finance SA (EUR) (D)	8.125	12/03/13	80,000	113,754
Hannover Finance Luxembourg SA (EUR) (D)(P)	5.750	02/26/24	160,000	212,286
Intelsat Luxembourg SA	11.250	02/04/17	350,000	363,125
Michelin Luxembourg SCS (EUR) (D)	8.625	04/24/14	100,000	151,202
Talanx Finanz Luxembourg SA (EUR) (D)(P)	8.367	06/15/42	100,000	133,032
Telecom Italia Finance SA (EUR) (D)	7.750	01/24/33	50,000	66,484
Wind Acquisition Finance SA (EUR) (D)	7.375	02/15/18	200,000	240,913
Wind Acquisition Finance SA (S)	11.750	07/15/17	200,000	196,500

Mexico 0.1%				325,174

America Movil SAB de CV (EUR) (D)	3.750	06/28/17	150,000	215,174
Kansas City Southern de Mexico SA de CV	6.125	06/15/21	100,000	110,000

Netherlands 1.9%				5,619,365

ABB Finance BV (EUR) (D)	2.625	03/26/19	120,000	161,395
ABN Amro Bank NV (EUR) (D)	3.625	10/06/17	60,000	81,949
ABN Amro Bank NV (EUR) (D)	6.375	04/27/21	110,000	142,182
Allianz Finance II BV (EUR) (D)	4.000	11/23/16	50,000	72,853
Allianz Finance II BV (5.750% to 07/08/2021, then 3 month
EURIBOR + 2.349%) (EUR) (D)	5.750	07/08/41	400,000	494,132
BMW Finance NV (EUR) (D)	4.000	09/17/14	130,000	182,919
Conti-Gummi Finance BV (EUR) (D)	6.500	01/15/16	80,000	110,926
Conti-Gummi Finance BV (EUR) (D)	7.500	09/15/17	100,000	138,989
E.ON International Finance BV (EUR) (D)	5.750	05/07/20	240,000	396,254
EADS Finance BV (EUR) (D)	4.625	08/12/16	80,000	118,182
Enel Finance International NV (EUR) (D)	4.625	06/24/15	300,000	414,109
Fortis Bank Nederland NV (EUR) (D)	4.625	07/09/14	130,000	181,948
HeidelbergCement Finance BV (EUR) (D)	8.000	01/31/17	100,000	145,475
Heineken NV (EUR) (D)	2.500	03/19/19	50,000	66,959
ING Bank NV (EUR) (D)	3.375	03/03/15	220,000	302,283
ING Bank NV (EUR) (D)	4.875	01/18/21	100,000	144,457
ING Bank NV (4.625% to 03/15/2014, then 3 month
EURIBOR + 1.440%) (EUR) (D)	4.625	03/15/19	80,000	97,383
KBC IFIMA NV (EUR) (D)	3.625	03/07/14	100,000	133,238
KBC IFIMA NV (EUR) (D)	4.500	09/17/14	150,000	203,131
KPN NV (EUR) (D)	4.750	05/29/14	100,000	140,612
KPN NV (EUR) (D)	5.625	09/30/24	80,000	120,213
Linde Finance BV (7.375% to 07/14/2016, then 3 month
EURIBOR + 4.125%) (EUR) (D)	7.375	07/14/66	110,000	162,257
Lyondellbasell Industries NV (S)	5.750	04/15/24	200,000	206,500
New World Resources NV (EUR) (D)	7.875	05/01/18	50,000	66,185
NXP BV (S)	9.750	08/01/18	125,000	142,813
Rabobank Netherlands (EUR) (D)	3.500	10/17/18	250,000	345,135
Rabobank Netherlands (EUR) (D)	4.375	01/22/14	150,000	208,765
Repsol International Finance BV (EUR) (D)	4.250	02/12/16	100,000	129,348
Telefonica Europe BV (EUR) (D)	5.875	02/14/33	50,000	67,644

4

Global Absolute Return Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Netherlands (continued)

Volkswagen International Finance NV (EUR) (D)	2.125	01/19/15	221,000	$298,500
Ziggo Bond Company BV (EUR) (D)	8.000	05/15/18	100,000	142,629

Norway 0.2%				459,464

DNB Bank ASA (EUR) (D)	4.375	02/24/21	150,000	214,492
DNB Bank ASA (EUR) (D)	5.875	06/20/13	80,000	111,297
Statkraft AS (EUR) (D)	6.625	04/02/19	80,000	133,675

Spain 0.6%				1,744,592

Amadeus Capital Markets SA (EUR) (D)	4.875	07/15/16	100,000	137,928
Banco Bilbao Vizcaya Argentaria SA (EUR) (D)	4.250	03/30/15	150,000	201,521
Banco Santander SA (EUR) (D)	4.375	03/16/15	200,000	269,643
BBVA Senior Finance SAU (EUR) (D)	3.250	04/23/15	100,000	128,161
BBVA Senior Finance SAU (EUR) (D)	4.875	01/23/14	100,000	135,528
Campofrio Food Group SA (EUR) (D)	8.250	10/31/16	50,000	66,516
Gas Natural Capital Markets SA (EUR) (D)	5.000	02/13/18	100,000	132,461
Iberdrola Finanzas SAU (EUR) (D)	4.750	01/25/16	200,000	272,406
Obrascon Huarte Lain SA (EUR) (D)	7.375	04/28/15	50,000	68,832
Telefonica Emisiones SAU (EUR) (D)	3.661	09/18/17	100,000	126,888
Telefonica Emisiones SAU (EUR) (D)	4.674	02/07/14	150,000	204,708

Sweden 0.6%				1,694,568

Handelsbanken AB (EUR) (D)	4.375	10/20/21	150,000	220,238
Handelsbanken AB (EUR) (D)	4.875	03/25/14	70,000	98,878
Nordea Bank AB (EUR) (D)	4.000	06/29/20	150,000	212,780
Nordea Bank AB (EUR) (D)	4.000	03/29/21	80,000	100,339
Nordea Bank AB (EUR) (D)	4.500	05/12/14	100,000	140,492
Nordea Bank AB (6.250% to 09/10/2013, then 3 month
EURIBOR + 3.200%) (EUR) (D)	6.250	09/10/18	90,000	123,262
Sandvik AB (EUR) (D)	6.875	02/25/14	90,000	130,177
SEB AB (EUR) (D)	3.750	05/19/16	140,000	196,815
SEB AB (9.250% to 03/31/2015, then 5 Year EUR Swap
Rate + 6.400%) (EUR) (D)(Q)	9.250	03/31/15	20,000	28,195
Swedbank AB (EUR) (D)	3.375	02/09/17	100,000	137,407
TeliaSonera AB (EUR) (D)	3.625	02/14/24	100,000	137,044
Vattenfall AB (EUR) (D)	6.750	01/31/19	100,000	168,941

United Kingdom 2.3%				6,931,965

Abbey National Treasury Services PLC (EUR) (D)	3.375	10/20/15	140,000	183,542
Anglo American Capital PLC (EUR) (D)	4.250	09/30/13	120,000	165,286
Aviva PLC (5.700% to 09/29/2015, then 3 month EURIBOR +
2.350%) (EUR) (D)(Q)	5.700	09/29/15	80,000	84,187
Barclays Bank PLC (EUR) (D)	4.000	01/20/17	120,000	168,025
Barclays Bank PLC (EUR) (D)	5.250	05/27/14	100,000	141,181
Barclays Bank PLC (EUR) (D)	6.625	03/30/22	50,000	63,185
Barclays Bank PLC (4.500% to 03/04/2014, then 3 month
EURIBOR + 3.200%) (EUR) (D)	4.500	03/04/19	80,000	98,816
BAT International Finance PLC (EUR) (D)	5.375	06/29/17	110,000	169,014
BP Capital Markets PLC (EUR) (D)	3.830	10/06/17	100,000	143,921
Brambles Finance PLC (EUR) (D)	4.625	04/20/18	100,000	146,959
British Telecommunications PLC (EUR) (D)	5.250	06/23/14	90,000	128,398
British Telecommunications PLC (EUR) (D)	6.500	07/07/15	80,000	121,387
Credit Agricole SA (London) (EUR)	3.000	07/20/15	150,000	201,620
Credit Suisse AG London (EUR) (D)	4.750	08/05/19	50,000	73,982
Credit Suisse AG London (EUR) (D)	6.125	08/05/13	190,000	266,374

5

Global Absolute Return Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

United Kingdom (continued)

Experian Finance PLC (EUR) (D)	4.750	02/04/20	110,000	$166,969
FCE Bank PLC (EUR) (D)	7.250	07/15/13	150,000	208,979
G4s International Finance PLC (EUR) (D)	2.875	05/02/17	100,000	133,017
Hammerson PLC (EUR) (D)	4.875	06/19/15	120,000	169,956
HSBC Bank PLC (EUR) (D)	3.875	10/24/18	200,000	286,999
HSBC Holdings PLC (3.625% to 06/29/2015, then 3 month
EURIBOR + 0.930%) (EUR) (D)	3.625	06/29/20	70,000	91,545
Imperial Tobacco Finance PLC (EUR) (D)	7.250	09/15/14	200,000	298,794
Ineos Group Holdings, Ltd. (S)	8.500	02/15/16	75,000	73,313
Legal & General Group PLC (4.000% to 06/08/2015 then 3
month EURIBOR +1.700%) (EUR) (D)	4.000	06/08/25	100,000	118,829
Lloyds TSB Bank PLC (EUR) (D)	3.750	09/07/15	250,000	338,434
Lloyds TSB Bank PLC (EUR) (D)	6.250	04/15/14	50,000	70,576
Lloyds TSB Bank PLC (EUR) (D)	6.500	03/24/20	150,000	169,867
Mondi Finance PLC (EUR) (D)	5.750	04/03/17	100,000	143,514
Motability Operations Group PLC (EUR) (D)	3.250	11/30/18	140,000	194,635
National Grid PLC (EUR) (D)	5.000	07/02/18	100,000	153,073
National Grid PLC (EUR) (D)	6.500	04/22/14	100,000	145,612
Nationwide Building Society (EUR) (D)	3.750	01/20/15	120,000	164,416
Nationwide Building Society (EUR) (D)	6.750	07/22/20	90,000	108,328
Rexam PLC (EUR) (D)	4.375	03/15/13	120,000	161,966
Royal Bank of Scotland Group PLC (EUR) (D)	5.250	05/15/13	160,000	217,765
Royal Bank of Scotland PLC (EUR) (D)	4.875	07/15/15	165,000	229,384
Royal Bank of Scotland PLC (EUR) (D)	6.000	05/10/13	150,000	201,832
SABMiller PLC (EUR) (D)	4.500	01/20/15	120,000	171,710
SSE PLC (5.030% to 10/01/2015, then 5 Year EUR Swap
Rate + 3.150%) (EUR) (D)(Q)	5.025	10/01/15	130,000	165,022
UBS AG London (EUR) (D)	6.000	04/18/18	100,000	154,134
United Utilities Water PLC (EUR) (D)	4.250	01/24/20	80,000	117,490
Virgin Media Finance PLC (GBP) (D)	8.875	10/15/19	100,000	181,765
WPP 2008, Ltd. (EUR) (D)	4.375	12/05/13	100,000	138,164

United States 7.3%				21,861,919

Accellent, Inc.	8.375	02/01/17	70,000	70,613
Accuride Corp.	9.500	08/01/18	75,000	79,688
Aleris International, Inc.	7.625	02/15/18	200,000	208,500
Alliance Data Systems Corp. (S)	6.375	04/01/20	80,000	81,800
Alliance One International, Inc.	10.000	07/15/16	80,000	80,800
Allison Transmission, Inc. (S)	7.125	05/15/19	88,000	92,180
Alta Mesa Holdings LP	9.625	10/15/18	75,000	75,375
AMC Entertainment, Inc.	8.750	06/01/19	103,000	109,824
AMC Entertainment, Inc.	9.750	12/01/20	60,000	58,500
Amgen, Inc. (EUR) (D)	4.375	12/05/18	120,000	177,630
Apria Healthcare Group, Inc.	11.250	11/01/14	175,000	182,000
Atlas Pipeline Partners LP	8.750	06/15/18	100,000	107,750
Atwood Oceanics, Inc.	6.500	02/01/20	73,000	76,833
Avaya, Inc. (S)	7.000	04/01/19	100,000	100,000
Bank of America Corp. (EUR) (D)	4.000	03/28/18	100,000	109,867
Bank of America Corp. (EUR) (D)	4.625	02/18/14	100,000	136,149
Bank of America Corp. (EUR) (D)	4.750	04/03/17	100,000	136,185
Bank of America Corp. (EUR) (D)	5.125	09/26/14	150,000	207,336
Bank of America Corp. (EUR) (D)	7.000	06/15/16	100,000	148,270
Beazer Homes USA, Inc.	8.125	06/15/16	225,000	204,750
Berry Plastics Corp.	8.250	11/15/15	75,000	80,063
BMW US Capital LLC (EUR) (D)	5.000	05/28/15	130,000	189,941

6

Global Absolute Return Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

United States (continued)

Boise Paper Holdings LLC	8.000	04/01/20	150,000	$165,375
Boyd Gaming Corp.	9.125	12/01/18	125,000	131,250
Cablevision Systems Corp.	8.625	09/15/17	250,000	274,375
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	200,000	221,000
Caesars Operating Escrow LLC (S)	8.500	02/15/20	60,000	61,800
Calpine Corp. (S)	7.875	07/31/20	250,000	272,500
Casella Waste Systems, Inc.	7.750	02/15/19	245,000	241,325
CCO Holdings LLC	7.875	04/30/18	250,000	270,625
CDW LLC	8.500	04/01/19	225,000	240,750
CF Industries, Inc.	7.125	05/01/20	30,000	35,850
Chaparral Energy, Inc.	8.250	09/01/21	225,000	239,625
Chesapeake Energy Corp.	6.875	11/15/20	10,000	9,750
Chesapeake Oilfield Operating LLC (S)	6.625	11/15/19	125,000	117,500
Chrysler Group LLC	8.250	06/15/21	200,000	207,000
Citigroup, Inc. (EUR) (D)	4.000	11/26/15	100,000	137,043
Citigroup, Inc. (EUR) (D)	5.000	08/02/19	120,000	167,091
Citigroup, Inc. (EUR) (D)	6.400	03/27/13	120,000	165,118
Citigroup, Inc. (EUR) (D)	7.375	09/04/19	100,000	155,604
Citigroup, Inc. (4.750% to 02/10/2014, then 3 month
EURIBOR + 1.400%) (EUR) (D)	4.750	02/10/19	80,000	92,130
CityCenter Holdings LLC, PIK	10.750	01/15/17	132,187	146,728
Clear Channel Communications, Inc.	9.000	03/01/21	150,000	135,750
Clear Channel Worldwide Holdings, Inc. (S)	7.625	03/15/20	10,000	9,725
Clear Channel Worldwide Holdings, Inc. (S)	7.625	03/15/20	70,000	69,300
Community Health Systems, Inc. (S)	8.000	11/15/19	25,000	26,438
Concho Resources, Inc.	5.500	10/01/22	40,000	40,000
Concho Resources, Inc.	6.500	01/15/22	150,000	158,250
Continental Airlines 2012-1 Class A Pass Through Trust	4.150	04/11/24	15,000	15,188
Continental Resources, Inc. (S)	5.000	09/15/22	122,000	123,830
Cricket Communications, Inc.	7.750	10/15/20	200,000	187,500
Crown Americas LLC	6.250	02/01/21	100,000	108,750
D.R. Horton, Inc.	6.500	04/15/16	65,000	70,850
Del Monte Corp.	7.625	02/15/19	100,000	101,000
Denbury Resources, Inc.	8.250	02/15/20	50,000	55,750
DineEquity, Inc.	9.500	10/30/18	110,000	121,550
DISH DBS Corp.	6.750	06/01/21	300,000	328,500
DJO Finance LLC	7.750	04/15/18	50,000	40,625
DJO Finance LLC	10.875	11/15/14	100,000	102,000
El Paso Corp.	7.000	06/15/17	150,000	168,664
El Paso Pipeline Partners Operating Company LLC	6.500	04/01/20	62,000	71,183
Endo Pharmaceuticals Holdings, Inc.	7.000	12/15/20	150,000	160,313
Energy Future Intermediate Holding Company LLC	10.000	12/01/20	150,000	165,563
Energy XXI Gulf Coast, Inc.	7.750	06/15/19	200,000	206,500
Everest Acquisition LLC (S)	9.375	05/01/20	145,000	154,425
First Data Corp. (S)	8.250	01/15/21	175,000	172,375
First Data Corp., PIK (S)	8.750	01/15/22	70,000	68,250
Ford Motor Company	7.450	07/16/31	470,000	598,663
Ford Motor Company	8.900	01/15/32	60,000	77,100
Freescale Semiconductor, Inc.	10.750	08/01/20	230,000	255,300
Frontier Communications Corp.	8.125	10/01/18	350,000	367,500
GE Capital Trust IV (4.625% to 09/15/2016 then 3 month
EURIBOR +1.600%) (EUR) (D)	4.625	09/15/66	100,000	111,720
GenOn Americas Generation LLC	8.500	10/01/21	125,000	112,500
GenOn Energy, Inc.	9.500	10/15/18	100,000	95,000
Goodrich Petroleum Corp.	8.875	03/15/19	125,000	120,938

7

Global Absolute Return Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

United States (continued)

GWR Operating Partnership LLP	10.875	04/01/17	100,000	$112,500
HCA, Inc.	7.250	09/15/20	250,000	276,875
HCA, Inc.	7.500	11/15/95	100,000	78,625
HealthSouth Corp.	8.125	02/15/20	189,000	206,010
Hexion US Finance Corp. (S)	6.625	04/15/20	5,000	5,225
Hexion US Finance Corp.	8.875	02/01/18	150,000	157,125
Huntsman International LLC	5.500	06/30/16	30,000	30,038
IASIS Healthcare LLC	8.375	05/15/19	45,000	44,269
Interactive Data Corp.	10.250	08/01/18	125,000	141,250
J Crew Group, Inc.	8.125	03/01/19	65,000	67,275
Jarden Corp.	6.125	11/15/22	100,000	105,000
Jarden Corp.	7.500	05/01/17	100,000	111,250
JPMorgan Chase & Company (EUR) (D)	3.875	09/23/20	150,000	209,429
JPMorgan Chase & Company (EUR) (D)	6.125	04/01/14	150,000	215,295
Kinetic Concepts, Inc. (S)	10.500	11/01/18	75,000	77,344
Kinetic Concepts, Inc. (S)	12.500	11/01/19	50,000	46,000
Laredo Petroleum, Inc. (S)	7.375	05/01/22	15,000	15,450
Laredo Petroleum, Inc.	9.500	02/15/19	100,000	111,750
Lawson Software, Inc. (S)	9.375	04/01/19	50,000	52,250
Lawson Software, Inc. (S)	11.500	07/15/18	33,000	36,960
Level 3 Financing, Inc. (S)	8.125	07/01/19	200,000	205,500
Level 3 Financing, Inc. (S)	8.625	07/15/20	20,000	20,950
Limited Brands, Inc.	5.625	02/15/22	70,000	70,438
Limited Brands, Inc.	6.625	04/01/21	100,000	108,000
Linn Energy LLC (S)	6.250	11/01/19	30,000	29,550
Linn Energy LLC (S)	6.500	05/15/19	143,000	143,715
Linn Energy LLC	8.625	04/15/20	7,000	7,648
Longview Fibre Paper & Packaging, Inc. (S)	8.000	06/01/16	75,000	75,750
Marina District Finance Company, Inc.	9.500	10/15/15	180,000	175,050
Merrill Lynch & Company, Inc. (EUR) (D)	4.625	10/02/13	80,000	108,177
MetroPCS Wireless, Inc.	6.625	11/15/20	200,000	192,500
MGM Resorts International	6.625	07/15/15	350,000	364,000
MGM Resorts International	7.625	01/15/17	25,000	25,938
Michael Foods, Inc.	9.750	07/15/18	200,000	220,000
Morgan Stanley (EUR) (D)	4.500	10/29/14	100,000	134,940
Morgan Stanley (EUR) (D)	4.500	02/23/16	220,000	290,458
Morgan Stanley (EUR) (D)	5.375	08/10/20	50,000	65,409
Newfield Exploration Company	5.750	01/30/22	50,000	53,250
Novelis, Inc.	8.750	12/15/20	150,000	165,375
NPC International, Inc. (S)	10.500	01/15/20	100,000	110,000
NRG Energy, Inc.	7.875	05/15/21	50,000	48,875
NRG Energy, Inc.	8.250	09/01/20	400,000	401,000
Peninsula Gaming LLC	10.750	08/15/17	50,000	55,125
Pinnacle Entertainment, Inc.	8.750	05/15/20	85,000	93,713
Pioneer Natural Resources Company	7.500	01/15/20	125,000	153,990
Plains Exploration & Production Company	7.625	04/01/20	125,000	135,000
Production Resource Group, Inc. (S)	8.875	05/01/19	125,000	102,813
Quicksilver Resources, Inc.	9.125	08/15/19	25,000	24,125
Regal Entertainment Group	9.125	08/15/18	100,000	110,750
Regions Bank	7.500	05/15/18	250,000	282,500
Resolute Energy Corp. (S)	8.500	05/01/20	75,000	75,094
Reynolds Group Issuer, Inc. (EUR) (D)	7.750	10/15/16	100,000	138,327
Reynolds Group Issuer, Inc. (S)	7.875	08/15/19	100,000	108,000
Reynolds Group Issuer, Inc. (S)	9.250	05/15/18	150,000	151,500
Rite Aid Corp.	7.500	03/01/17	350,000	357,875

8

Global Absolute Return Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

United States (continued)

SandRidge Energy, Inc.	8.750	01/15/20	64,000	$68,160
Service Corp. International	7.000	05/15/19	100,000	106,875
Solutia, Inc.	8.750	11/01/17	100,000	113,000
Sprint Nextel Corp. (S)	9.000	11/15/18	350,000	385,438
Sprint Nextel Corp. (S)	9.125	03/01/17	45,000	44,663
Summit Materials LLC (S)	10.500	01/31/20	70,000	73,500
SunGard Data Systems, Inc.	7.625	11/15/20	200,000	213,250
Tenet Healthcare Corp.	10.000	05/01/18	150,000	173,250
The Hertz Corp.	6.750	04/15/19	100,000	104,375
Toll Brothers Finance Corp.	5.875	02/15/22	32,000	33,098
TransUnion Holding Company, Inc., PIK (S)	9.625	06/15/18	89,000	95,453
Triumph Group, Inc.	8.625	07/15/18	105,000	116,813
UAL 2007-1 Pass Through Trust	6.636	07/02/22	148,055	155,088
United Rentals North America, Inc.	8.375	09/15/20	310,000	326,275
United Surgical Partners International, Inc. (S)	9.000	04/01/20	50,000	52,375
Univision Communications, Inc. (S)	7.875	11/01/20	200,000	208,500
Us Airways 2011-1 Class A Pass Through Trust	7.125	10/22/23	134,759	141,497
Valeant Pharmaceuticals International (S)	6.750	08/15/21	125,000	121,563
Vector Group Ltd.	11.000	08/15/15	100,000	104,750
Visant Corp.	10.000	10/01/17	75,000	71,156
Wachovia Corp. (EUR) (D)	4.375	11/27/18	150,000	200,518
Wal-Mart Stores, Inc. (EUR) (D)	4.875	09/21/29	100,000	161,623
Wells Fargo & Company (EUR) (D)	4.125	11/03/16	50,000	71,934
Wells Fargo Bank NA (EUR) (D)	6.000	05/23/13	150,000	208,696
West Corp.	7.875	01/15/19	135,000	143,944
Westvaco Corp.	8.200	01/15/30	100,000	114,640
Windstream Corp.	7.750	10/01/21	350,000	375,375
Zurich Finance USA, Inc. (EUR) (D)	4.500	09/17/14	50,000	70,533
Zurich Finance USA, Inc. (5.750% to 10/02/2013, then 3
month EURIBOR + 2.670%) (EUR) (D)	5.750	10/02/23	175,000	232,829

U.S. Government & Agency Obligations 14.0%				$41,664,238

(Cost $41,279,788)

United States 14.0%				41,664,238

Treasury Inflation Protected Securities
Inflation Indexed Note	0.125	04/15/16	$2,624,557	2,781,211
Inflation Indexed Note	0.500	04/15/15	2,790,860	2,954,170
Inflation Indexed Note	0.625	04/15/13	3,911,482	3,987,267
Inflation Indexed Note	1.125	01/15/21	704,473	807,337
Inflation Indexed Note	1.250	07/15/20	3,060,304	3,555,452
Inflation Indexed Note	1.375	07/15/18	6,346,267	7,351,757
Inflation Indexed Note	1.625	01/15/15	975,154	1,059,337
Inflation Indexed Note	1.750	01/15/28	2,525,165	3,106,544
Inflation Indexed Note	2.000	01/15/26	652,575	822,091
Inflation Indexed Note	2.125	02/15/40	1,934,655	2,642,920
Inflation Indexed Note	2.125	02/15/41	775,430	1,063,853
Inflation Indexed Note	2.375	01/15/17	2,169,458	2,555,213
Inflation Indexed Note	2.375	01/15/25	2,219,587	2,892,400
Inflation Indexed Note	2.375	01/15/27	740,460	977,754
Inflation Indexed Note	3.375	04/15/32	370,619	583,841
Inflation Indexed Note	3.875	04/15/29	2,852,420	4,523,091

9

Global Absolute Return Strategies Fund
As of 4-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Foreign Government Obligations 4.5%				$13,361,077

(Cost $12,003,593)

Australia 0.5%				1,385,126

Commonwealth of Australia
Bond (AUD) (D)	3.000	09/20/25	102,000	139,610
Bond (AUD) (D)	4.000	08/20/15	665,000	1,245,516

Germany 0.4%				1,233,237

Federal Republic of Germany
Bond (EUR)(D)	2.500	01/04/21	855,000	1,233,237

Mexico 3.5%				10,397,318

Government of Mexico
Bond (MXN) (D)	6.500	06/10/21	33,000,000	2,596,063
Bond (MXN) (D)	7.500	06/03/27	32,000,000	2,612,265
Bond (MXN) (D)	8.500	05/31/29	29,000,000	2,570,401
Bond (MXN) (D)	10.000	12/05/24	26,000,000	2,618,589

Sweden 0.1%				212,061

Kingdom of Sweden
Bond (SEK)(D)	0.250	06/01/22	1,411,563	212,061

United Kingdom 0.0%				$133,335

Government of United Kingdom
Bond (GBP)(D)	0.125	03/22/29	79,804	133,335

			Shares	Value

Common Stocks 16.7%				$49,876,792

(Cost $43,340,761)

Australia 0.3%				1,025,475

Brambles, Ltd.			50,067	376,613
Santos, Ltd.			44,454	648,862

Austria 0.1%				343,982

Oesterreichische Post AG			9,697	343,982

Belgium 0.2%				581,593

Umicore SA			10,713	581,593

Bermuda 0.2%				592,185

Arch Capital Group, Ltd. (I)			15,076	592,185

Canada 0.2%				743,935

Cenovus Energy, Inc.			7,672	278,424
Suncor Energy, Inc.			14,093	465,511

China 0.2%				568,551

51job, Inc., ADR (I)			5,024	305,057
China ZhengTong Auto Services Holdings, Ltd. (I)			268,000	263,494

Denmark 0.3%				750,990

Novo Nordisk A/S			5,101	750,990

Finland 0.1%				256,032

Wartsila OYJ			6,329	256,032

10

Global Absolute Return Strategies Fund
As of 4-30-12 (Unaudited)

	Shares	Value

France 0.5%		$1,531,740

Air Liquide SA	3,428	441,264
Ingenico SA	9,267	487,301
Sanofi	7,900	603,175

Germany 0.7%		2,103,984

BMW AG	6,129	582,684
Kabel Deutschland Holding AG (I)	5,364	338,006
Linde AG	3,766	644,608
SAP AG	8,124	538,686

Hong Kong 0.3%		959,744

BOC Hong Kong Holdings, Ltd.	160,500	496,908
China Mengniu Dairy Company, Ltd.	150,000	462,836

Indonesia 0.1%		249,460

Lippo Karawaci Tbk PT	2,763,000	249,460

Ireland 0.1%		379,653

Shire PLC	11,642	379,653

Italy 0.2%		445,623

Snam SpA	93,697	445,623

Japan 0.5%		1,514,220

Mitsui Fudosan Company, Ltd.	14,000	255,891
Seven & I Holdings Company, Ltd.	16,800	507,610
Sumitomo Mitsui Financial Group	12,700	407,388
Yamato Transport Company, Ltd.	22,300	343,331

Malaysia 0.1%		277,012

UEM Land Holdings BHD (I)	417,600	277,012

Netherlands 0.2%		676,505

European Aeronautic Defence & Space Company NV	4,037	159,418
Gemalto NV	6,935	517,087

Norway 0.2%		527,248

DNB ASA	48,861	527,248

Papua New Guinea 0.1%		336,122

Oil Search, Ltd.	43,969	336,122

Portugal 0.2%		538,002

Galp Energia SGPS SA	34,169	538,002

Russia 2.1%		6,389,068

Gazprom OAO, ADR	167,000	1,915,490
LUKOIL OAO, ADR	26,000	1,595,100
MMC Norilsk Nickel OJSC, ADR	37,000	656,380
Rosneft Oil Company OJSC, GDR	114,000	812,804
Sberbank of Russia, ADR	62,000	800,420
Uralkali OJSC, GDR	9,000	340,650
VTB Bank OJSC, GDR	64,000	268,224

South Korea 0.2%		535,792

Hyundai Mobis	1,050	283,541
Samsung Electronics Company, Ltd.	206	252,251

11

Global Absolute Return Strategies Fund
As of 4-30-12 (Unaudited)

	Shares	Value

Spain 0.2%		$498,696

Grifols SA (I)	18,440	464,228
Grifols SA, B Shares (I)	1,844	34,468

Sweden 0.6%		1,671,104

Lundin Petroleum AB (I)	17,120	340,876
Swedbank AB, Class A	31,298	518,131
Swedish Match AB	11,428	464,946
Volvo AB, Series B	25,059	347,151

Switzerland 0.2%		665,788

ACE, Ltd.	3,670	278,810
Lonza Group AG (I)	825	37,210
Xstrata PLC	18,287	349,768

United Kingdom 1.6%		4,808,263

Aveva Group PLC	8,355	225,771
BG Group PLC	31,506	742,012
Burberry Group PLC	14,836	357,731
Cookson Group PLC	42,539	501,198
Croda International PLC	18,392	666,895
Lloyds Banking Group PLC (I)	558,758	281,412
Michael Page International PLC	36,930	248,947
Rolls-Royce Holdings PLC	22,816	304,822
Telecity Group PLC (I)	40,963	536,234
The Weir Group PLC	12,714	351,907
Tullow Oil PLC	23,719	591,334

United States 7.0%		20,906,025

Acuity Brands, Inc.	9,268	515,023
Altera Corp.	8,734	310,668
Anadarko Petroleum Corp.	3,729	273,000
Apple, Inc. (I)	1,692	988,534
Arthur J. Gallagher & Company	9,502	356,895
Baxter International, Inc.	8,057	446,438
Beam, Inc.	8,331	473,034
BorgWarner, Inc. (I)	7,892	623,784
Calpine Corp. (I)	37,037	694,444
Celgene Corp. (I)	6,635	483,824
Citigroup, Inc.	15,628	516,349
Dendreon Corp. (I)	5,870	68,386
Dr. Pepper Snapple Group, Inc.	6,181	250,825
eBay, Inc. (I)	5,469	224,502
EMC Corp. (I)	19,789	558,248
Equinix, Inc. (I)	2,778	456,148
Express Scripts Holding Company (I)	5,256	293,232
J.B. Hunt Transport Services, Inc.	10,451	578,254
JPMorgan Chase & Company	15,740	676,505
Kohl's Corp.	4,900	245,637
Lowe's Companies, Inc.	18,511	582,541
MasterCard, Inc., Class A	1,240	560,815
Mead Johnson Nutrition Company	5,747	491,713
Medicis Pharmaceutical Corp., Class A	8,951	344,345
Micron Technology, Inc. (I)	39,626	261,135
Monsanto Company	8,131	619,420
National Oilwell Varco, Inc.	6,388	483,955
News Corp., Class B	24,913	494,274

12

Global Absolute Return Strategies Fund
As of 4-30-12 (Unaudited)

	Shares	Value

United States (continued)

Occidental Petroleum Corp.	6,150	$561,003
ON Semiconductor Corp. (I)	63,488	524,411
Penn National Gaming, Inc. (I)	10,962	493,071
Pfizer, Inc.	24,020	550,779
Polycom, Inc. (I)	22,392	297,142
priceline.com, Inc. (I)	903	687,020
QUALCOMM, Inc.	12,382	790,467
Starbucks Corp.	7,582	435,055
Stryker Corp.	6,641	362,399
The Boeing Company	8,095	621,696
The Estee Lauder Companies, Inc., Class A	8,428	550,770
The Home Depot, Inc.	9,256	479,368
Time Warner Cable, Inc.	4,793	385,597
United Parcel Service, Inc., Class B	3,876	302,871
Virgin Media, Inc.	14,127	346,959
Visa, Inc., Class A	2,783	342,253
Walter Energy, Inc.	4,573	303,236

Preferred Securities 0.2%		$646,654

(Cost $498,197)

Germany 0.2%		642,729

Henkel AG & Company KGaA	8,640	642,729

United Kingdom 0.0%		3,925

Rolls-Royce Holdings PLC – C shares	2,418,496	3,925

	Number of
	contracts/
	notional	Value

Purchased Options 2.3%		$7,048,562

(Cost $7,759,716)

Exchange Traded Call on CBOE SPX Volatility Index (Expiration Date: 7-18-12; Strike
Price: $25.00) (I)	1,220	277,550
Exchange Traded Call on CBOE SPX Volatility Index (Expiration Date: 8-22-12; Strike
Price: $25.00) (I)	950	294,500
Exchange Traded Call on S&P 500 Index (Expiration Date: 12-22-12; Strike Price:
$1,450) (I)	450	2,013,750
Exchange Traded Call on S&P 500 Index (Expiration Date: 9-22-12; Strike Price:
$1,425) (I)	110	426,250
Exchange Traded Call on STOXX 50 Index (Expiration Date: 6-15-12; Strike Price:
EUR 2,325) (I)	120	75,292
Exchange Traded Call on STOXX 50 Index (Expiration Date: 6-15-12; Strike Price:
EUR 2,600) (I)	344	10,928
Exchange Traded Put on CBOE SPX Volatility Index (Expiration Date: 6-20-12; Strike
Price: $19.00) (I)	1,220	201,300
Exchange Traded Put on CBOE SPX Volatility Index (Expiration Date: 7-18-12; Strike
Price: $20.00) (I)	950	192,375
Over the Counter Call on 5 Year Interest Rate Swap (Expiration Date: 12-19-14; Strike
Price: EUR 2.60; Counterparty: Morgan Stanley & Company) (I)	33,100,000	1,296,567
Over the Counter Call on 5 Year Interest Rate Swap (Expiration Date: 1-19-15; Strike
Price: EUR 2.60; Counterparty: Royal Bank of Scotland) (I)	2,800,000	107,696
Over the Counter Call on KOSPI 200 Index (Expiration Date: 3-14-13; Strike Price:
$266.30; Counterparty: UBS AG) (I)	67,890,000	1,148,835

13

Global Absolute Return Strategies Fund
As of 4-30-12 (Unaudited)

			Number of
			contracts/
			notional	Value

Over the Counter Call on the USD vs. JPY (Expiration Date: 12-18-14;
Strike Price: $83.00; Counterparty: Goldman Sachs Capital Markets
LP) (I)			18,750,000	$1,003,519

	Yield*	Maturity date	Par value^	Value

Short-Term Investments 39.2%				$117,010,872

(Cost $117,010,872)

Time Deposits 32.2%				96,010,872

Australia & New Zealand Banking Group, Ltd.	0.0200%	05/02/12	6,000,010	6,000,010
Bank of Montreal	0.0700%	05/02/12	6,001,373	6,001,373
Bank of Nova Scotia	0.0500%	05/02/12	6,000,801	6,000,801
Barclays Bank PLC	0.1000%	05/02/12	6,000,417	6,000,417
BNP Paribas	0.1300%	05/02/12	6,000,152	6,000,152
Citigroup, Inc.	0.0600%	05/02/12	6,000,383	6,000,383
Commonwealth of Australia	0.0700%	05/01/12	6,000,233	6,000,233
Danske Bank	0.0500%	05/02/12	6,001,216	6,001,216
DZ Bank AG	0.1000%	05/02/12	6,000,470	6,000,470
Hong Kong Conversion Agency	0.1000%	05/02/12	6,000,300	6,000,300
HSBC Bank PLC	0.0400%	05/02/12	6,000,173	6,000,173
ING Bank	0.0800%	05/02/12	6,002,234	6,002,234
Lloyds TSB Bank PLC	0.1000%	05/02/12	6,000,433	6,000,433
Rabobank	0.0900%	05/02/12	6,001,629	6,001,629
Societe Generale SA	0.2300%	05/01/12	6,000,293	6,000,293
UBS AG	0.0800%	05/01/12	6,000,755	6,000,755

Repurchase Agreement 7.0%				21,000,000

Repurchase Agreement with State Street Corp., dated
4-30-12 at 0.010% to be repurchased at $21,000,006
on 5-1-12, collateralized by $19,670,000 U.S.
Treasury Notes, 2.625% due 11-15-20 (valued at
$21,425,174, including interest)			21,000,000	21,000,000

Total investments (Cost $278,004,600)† 96.7%				$288,610,463

Other assets and liabilities, net 3.3%				$9,754,920

Total net assets 100.0%				$298,365,383

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Notes to Portfolio of Investments

ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
PIK	Payment-in-kind

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(I) Non-income producing security.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

14

Global Absolute Return Strategies Fund
As of 4-30-12 (Unaudited)

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $278,394,557. Net unrealized appreciation aggregated $10,215,906, of which $11,582,203 related to appreciated investment securities and $1,366,297 related to depreciated investment securities.

Currency abbreviations used in Portfolio of investments and Notes to portfolio of investments

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

The Fund had the following portfolio composition as a percentage of net assets on 4-30-12:

U.S. Government	14.0%
Financials	8.5%
Consumer Discretionary	5.2%
Energy	4.6%
Foreign Government Obligations	4.5%
Industrials	3.6%
Information Technology	3.1%
Materials	3.0%
Consumer Staples	2.5%
Purchased Options	2.3%
Utilities	2.2%
Health Care	2.2%
Telecommunication Services	1.8%
Short-Term Investments & Other	42.5%

15

Notes to Portfolio of investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options are traded either over-the-counter or on an exchange. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-12	Price	Inputs	Inputs

Corporate Bonds	$59,002,268	—	$59,002,268	—
U.S. Government & Agency Obligations	41,664,238	—	41,664,238	—
Foreign Government Obligations	13,361,077	—	13,361,077	—
Common Stocks	49,876,792	$28,061,626	21,815,166	—
Preferred Securities	646,654	—	646,654	—
Purchased Options	7,048,562	3,491,945	3,556,617	—
Short-Term Investments	117,010,872	—	117,010,872	—

Total Investments in Securities	$288,610,463	$31,553,571	$257,056,892	—

Other Financial Instruments
Futures	$2,543,046	$2,473,986	$69,060	—
Forward Foreign Currency Contracts	(1,275,108)	—	(1,275,108)	—
Written Options	(7,592,856)	(2,866,254)	(4,726,602)	—
Interest Rate Swaps	(355,216)	—	(355,216)	—
Credit Default Swaps	3,730,346	—	3,730,346	—
Variance Swaps	582,619	—	582,619	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended April 30, 2012, there were no transfers between the levels described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase

16

agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Inflation indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates.

During the period ended April 30, 2012, the Fund used futures contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets and/or as a substitute for securities purchase or to be purchased and to maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at April 30, 2012. During the period ended April 30, 2012, the Fund held futures contracts with USD notional values ranging up to $137.3 million, as measured at each quarter end.

					Unrealized
	Number of				Appreciation
Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

E-Mini NASDAQ 100 Index Futures	420	Long	Jun 2012	$22,841,700	$613,346
E-Mini S&P 500 Futures	58	Long	Jun 2012	4,041,440	841
Ultra Long U.S. Treasury Bond Futures	239	Long	Jun 2012	37,717,188	12,390
ASX SPI 200 Index Futures	9	Short	Jun 2012	(1,030,827)	(52,578)
Euro STOXX 50 Index Futures	70	Short	Jun 2012	(2,093,167)	164,257
Euro STOXX Banks Index Futures	2,208	Short	Jun 2012	(13,254,582)	2,510,323
FTSE 100 Index Futures	11	Short	Jun 2012	(1,020,236)	14,920
Hang Seng Index Futures	3	Short	May 2012	(404,838)	(7,155)
OMXS 30 Index Futures	95	Short	May 2012	(1,480,554)	(41,396)
Russell 2000 Mini Index Futures	616	Short	Jun 2012	(50,197,840)	(755,469)
Swiss Market Index Futures	10	Short	Jun 2012	(669,091)	14,507
TOPIX Index Futures	25	Short	Jun 2012	(2,512,838)	69,060

					$2,543,046

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and gain exposure to foreign currency. The following table summarizes the contracts held at April 30, 2012. During the period ended April 30, 2012, the Fund held forward foreign currency contracts with USD values ranging up to $162.8 million, as measured at each quarter end.

17

	Principal Amount	Principal Amount			Unrealized
	Covered by	Covered by		Settlement	Appreciation
Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Buys

AUD	190,489	$196,051	Barclays Bank PLC	6/7/2012	$1,672
AUD	184,777	192,880	Royal Bank of Scotland PLC	6/7/2012	(1,086)
AUD	16,578	17,172	UBS AG London	6/7/2012	35
BRL	18,000,000	10,445,379	Barclays Bank PLC	9/19/2012	(1,225,721)
BRL	5,300,000	2,832,407	Barclays Bank PLC	9/21/2012	(118,528)
CZK	193,410,000	10,322,081	Barclays Bank PLC	9/19/2012	(60,556)
EUR	99,336	130,639	Barclays Bank PLC	5/2/2012	852
EUR	77,653	102,638	Barclays Bank PLC	6/7/2012	165
EUR	905,327	1,188,921	Royal Bank of Scotland PLC	6/7/2012	9,616
EUR	485,820	648,233	Barclays Bank PLC	6/8/2012	(5,066)
EUR	50,919	67,287	Royal Bank of Scotland PLC	6/8/2012	124
GBP	140,256	224,359	Royal Bank of Scotland PLC	6/7/2012	3,212

		$26,368,047			($1,395,281)

Sells

AUD	184,777	$194,408	Barclays Bank PLC	6/7/2012	$2,615
AUD	1,529,736	1,622,850	Royal Bank of Scotland PLC	6/7/2012	35,026
AUD	1,400,000	1,492,560	Barclays Bank PLC	6/8/2012	39,545
AUD	11,000,000	11,091,520	Barclays Bank PLC	9/19/2012	(211,627)
AUD	1,400,000	1,416,758	UBS AG London	9/21/2012	(21,555)
CAD	1,950,000	1,972,929	Royal Bank of Scotland PLC	6/8/2012	533
CAD	9,733,894	9,790,995	Barclays Bank PLC	6/22/2012	(51,601)
CHF	29,414	32,357	JPMorgan Chase Bank N.A.	5/2/2012	(50)
CHF	60,183	66,298	UBS AG London	5/3/2012	(8)
CHF	1,270,000	1,406,250	Royal Bank of Scotland PLC	6/8/2012	6,421
CZK	193,410,000	10,445,379	Barclays Bank PLC	9/19/2012	183,854
DKK	940,000	168,694	Royal Bank of Scotland PLC	6/8/2012	1,398
EUR	8,104,724	10,731,684	Royal Bank of Scotland PLC	5/29/2012	2,470
EUR	26,820,868	36,035,856	Barclays Bank PLC	6/7/2012	528,459
EUR	1,976,091	2,645,959	Royal Bank of Scotland PLC	6/7/2012	29,868
EUR	31,125	41,468	UBS AG London	6/7/2012	263
EUR	3,700,000	4,936,932	Barclays Bank PLC	6/8/2012	38,579
EUR	2,240,422	2,961,766	Royal Bank of Scotland PLC	6/8/2012	(4,283)
EUR	1,521,473	2,000,000	Royal Bank of Scotland PLC	6/19/2012	(14,367)
EUR	5,063,752	6,657,083	Royal Bank of Scotland PLC	7/20/2012	(48,601)
EUR	14,400,988	18,854,724	Royal Bank of Scotland PLC	7/25/2012	(216,630)
GBP	247,285	391,540	Barclays Bank PLC	6/7/2012	(9,690)
GBP	82,886	133,807	Royal Bank of Scotland PLC	6/7/2012	(679)
GBP	2,026	3,271	UBS AG London	6/7/2012	(17)
GBP	2,350,000	3,746,509	Barclays Bank PLC	6/8/2012	(66,436)
GBP	340,000	534,500	Royal Bank of Scotland PLC	6/8/2012	(17,160)
HKD	3,400,000	438,468	UBS AG London	6/8/2012	182
JPY	324,000,000	3,997,832	UBS AG London	6/8/2012	(61,634)
JPY	122,481,450	$1,500,000	Royal Bank of Scotland PLC	7/24/2012	(35,339)
NOK	850,000	151,950	UBS AG London	6/8/2012	3,627
SEK	1,425,587	214,383	Royal Bank of Scotland PLC	6/7/2012	2,577
SEK	3,300,000	497,236	UBS AG London	6/8/2012	6,960
SGD	345,000	276,272	Royal Bank of Scotland PLC	6/8/2012	(2,527)

		$136,452,238			$120,173

18

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

When the Fund purchases an option, the premium paid by the Fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended April 30, 2012, the Fund used purchased options to manage against anticipated currency exchange rates, changes in securities markets and changes in volatility; gain exposure to foreign currency and certain markets and/or as a substitute for securities purchase or to be purchased. During the period ended April 30, 2012, the Fund held purchased options with market values ranging up to $7.5 million, as measured at each quarter end.

During the period ended April 30, 2012, the Fund wrote option contracts to manage against anticipated currency exchange rates, changes in securities markets and anticipated interest rate changes, gain exposure to foreign currency and certain markets and/or as a substitute for securities purchase or to be purchased. The following tables summarize the Fund’s written options activities during the period ended April 30, 2012 and the contracts held at April 30, 2012:

	Number of	Notional	Premiums
	Contracts	(Currency &	Received
	(Equity)	Interest Rate)

Outstanding, beginning of period	-	-	-
Options written	1,492	136,350,000	$12,389,585
Option closed	(721)	(43,500,000)	(4,915,484)
Options exercised	-	-	-
Options expired	-	-	-
Outstanding, end of period	771	92,850,000	$7,474,101

Index options

				Number of
Description	Exercise Price		Expiration Date	Contracts	Premium	Value

Calls
S&P 500 Index		$1,350	Dec 2012	150	$1,455,990	($1,512,750)

				150	$1,455,990	($1,512,750)

Puts
Euro STOXX 50 Index	EUR	2,200	Jun 2012	120	$93,348	($87,761)
Euro STOXX 50 Index	EUR	2,400	Jun 2012	157	241,919	(338,644)
Euro STOXX 50 Index	EUR	2,450	Jun 2012	344	349,237	(927,099)

				621	$684,504	($1,353,504)

Foreign currency options

		Exercise	Expiration
Description	Counterparty	Price	Date	Notional Amount		Premium	Value

Puts
USD versus JPY	Goldman Sachs	$68.00	Dec 2014	USD	18,750,000	$1,066,375	($568,688)

					18,750,000	$1,066,375	($568,688)

19

Interest rate swaptions

			Pay/Receive
		Floating	Floating	Exercise	Expiration		Notional
Description	Counterparty	Rate Index	Rate	Rate	Date		Amount	Premium	Value

Calls
10-Year		EUR
Interest Rate	Morgan	EURIBOR
Swap	Stanley	Telerate	Receive	2.70%	Dec 2014	EUR	17,300,000	$968,127	($911,457)
10-Year		EUR
Interest Rate	Royal Bank of	EURIBOR
Swap	Scotland PLC	Telerate	Receive	2.80%	Jan 2015	EUR	1,500,000	90,054	(86,913)
30-Year		BBA LIBOR
Interest Rate	Barclays Bank	USD 3
Swap	PLC	Month	Receive	2.80%	Apr 2013	USD	6,812,000	373,929	(383,366)
30-Year		BBA LIBOR
Interest Rate	Royal Bank of	USD 3
Swap	Scotland PLC	Month	Receive	2.80%	Apr 2013	USD	36,000,000	2,096,913	(2,073,377)
30-Year		BBA LIBOR
Interest Rate	Royal Bank of	USD 3
Swap	Scotland PLC	Month	Receive	2.80%	Apr 2013	USD	12,488,000	738,209	(702,801)

							74,100,000	$4,267,232	($4,157,914)

Swaps. The Fund may enter into interest rate, credit default and other forms of swap agreements. Swap agreements are agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (exchange traded swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended April 30, 2012, the Fund used interest rate swaps to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio. The following table summarizes the interest rate swap contracts held as of April 30, 2012. During the period ended April 30, 2012, the Fund held interest rate swaps with total USD notional amounts ranging up to $136.7 million, as measured at each quarter end.

			USD	Payments	Payments		Unrealized
	Notional		Notional	Made by	Received by	Maturity	Appreciation	Market
Counterparty	Amount	Currency	Amount	Fund	Fund	Date	(Depreciation)	Value

Barclays					USD LIBOR
Bank PLC	12,000,000	USD	$12,000,000	Fixed 2.093%	BBA	Apr 2022	($69,782)	($69,782)

Goldman					USD LIBOR
Sachs	26,000,000	USD	26,000,000	Fixed 2.039%	BBA	Dec 2021	(285,434)	(285,434)

			$38,000,000				($355,216)	($355,216)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

20

During the period ended April 30, 2012, the Fund used CDS as a Buyer of protection to take a short position in the exposure of the benchmark credit and/or to manage against potential credit events. The following table summarizes the credit default swap contracts the Fund held as of April 30, 2012 as a Buyer of protection. During the period ended April 30, 2012, the Fund held credit default swap contracts with total USD notional amounts ranging up to $55.2 million, as measured at each quarter end.

							Unamortized
							Upfront
					(Pay)		Payment	Unrealized
	Reference	Notional		USD Notional	Receive	Maturity	Paid	Appreciation	Market
Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Barclays Bank	iTraxx Europe
PLC	Main S17 5-year	5,000,000	EUR	$6,660,503	(1.000)%	Jun 2017	$50,155	$69,747	$119,902

	iTraxx Europe
BNP Paribas	Main S17 5-year	5,000,000	EUR	6,633,253	(1.000)%	Jun 2017	64,169	55,733	119,902

	iTraxx Europe
BNP Paribas	Main S17 5-year	5,500,000	EUR	7,270,997	(1.000)%	Jun 2017	146,737	(14,845)	131,892
Credit Suisse	iTraxx Europe
International	Main S17 5-year	13,000,000	EUR	17,282,844	(1.000)%	Jun 2017	193,941	117,803	311,744

Morgan	iTraxx Europe
Stanley	Main S17 5-year	13,000,000	EUR	17,338,095	(1.000)%	Jun 2017	202,847	108,897	311,744

				$55,185,692			$657,849	$337,335	$995,184

The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

During the period ended April 30, 2012, the Fund used CDS as a Seller of protection to take a long position in the exposure of the benchmark credit, gain exposure to security or credit index and/or temporary substitute for securities purchase or to be purchased. The following table summarizes the credit default swap contracts the Fund held as of April 30, 2012 where the Fund acted as a Seller of protection. During the period ended April 30, 2012, the Fund acted as Seller on credit default swap contracts with total USD notional amounts ranging up to $56.4 million, as measured at each quarter end.

							Unamortized
							Upfront
				USD	(Pay)		Payment	Unrealized
	Reference	Notional		Notional	Receive	Maturity	Paid	Appreciation	Market
Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

	iTraxx Europe
Barclays Bank	Sub. Financials
PLC	S17 5-year	5,000,000	EUR	$6,610,749	5.000%	Jun 2017	$569,996	($236,415)	$333,581
	iTraxx Europe
	Sub. Financials
BNP Paribas	S17 5-year	5,000,000	EUR	6,633,253	5.000%	Jun 2017	507,239	(173,658)	333,581
	iTraxx Europe
	Sub. Financials
BNP Paribas	S17 5-year	5,500,000	EUR	7,270,997	5.000%	Jun 2017	290,181	76,757	366,938
	CDX North
Credit Suisse	America High
International	Yield S18 5-year	1,200,000	USD	1,200,000	5.000%	Jun 2017	(31,151)	(2,406)	(33,557)
	iTraxx Europe
Morgan	Sub. Financials
Stanley	S17 5-year	26,000,000	EUR	34,676,191	5.000%	Jun 2017	2,172,109	(437,490)	1,734,619

				$56,391,190			$3,508,374	($773,212)	$2,735,162

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike.

21

The Fund used variance swaps during the period ended April 30, 2012 to manage against anticipated changes in securities markets. The following table summarizes the variance swap contracts the Fund held as of April 30, 2012. During the period ended April 30, 2012, the Fund held variance swap contracts with total USD notional amounts ranging up to $1.1 million, as measured at each quarter end.

				USD	Pay/		Volatility	Unrealized
Counter-	Reference		Notional	Notional	Receive	Maturity	strike	Appreciation	Market
party	entity	Currency	Amount	Amount	variance	Date	price	(Depreciation)	Value

	FTSE 100
BNP Paribas	Index	GBP	9,000	$14,284	Pay	Dec 2013	27.50%	$18,750	$18,750
	Nikkei 225
BNP Paribas	Index	JPY	1,000,000	12,342	Receive	Dec 2013	28.70%	(11,917)	(11,917)

BNP Paribas	S&P 500 Index	USD	5,000	5,000	Pay	Dec 2013	26.70%	3,527	3,527

BNP Paribas	S&P 500 Index	USD	10,000	10,000	Pay	Dec 2013	29.00%	33,286	33,286
	Nikkei 225
BNP Paribas	Index	JPY	865,000	11,026	Receive	Dec 2013	29.70%	(29,214)	(29,214)

BNP Paribas	S&P 500 Index	USD	11,000	11,000	Pay	Dec 2013	27.80%	$28,279	28,279
Morgan	Nikkei 225
Stanley	Index	JPY	29,000,000	371,664	Receive	Dec 2013	33.00%	(2,242,862)	(2,242,862)
Morgan
Stanley	S&P 500 Index	USD	370,000	370,000	Pay	Dec 2013	33.65%	2,938,066	2,938,066
Morgan
Stanley	S&P 500 Index	USD	5,000	5,000	Pay	Dec 2013	27.00%	10,454	10,454
Morgan	FTSE 100
Stanley	Index	GBP	62,000	98,059	Pay	Dec 2013	27.80%	159,989	159,989
	China
	Enterprises
Morgan	Index (Hang
Stanley	Seng)	HKD	762,600	98,196	Receive	Dec 2013	37.70%	(312,264)	(312,264)
Morgan	Nikkei 225
Stanley	Index	JPY	3,750,000	46,354	Receive	Dec 2013	28.70%	(46,780)	(46,780)
Morgan	Nikkei 225
Stanley	Index	JPY	1,225,000	15,228	Receive	Dec 2013	28.50%	(11,642)	(11,642)
Morgan
Stanley	S&P 500 Index	USD	46,440	46,440	Pay	Dec 2013	27.20%	55,916	55,916
Morgan	Nikkei 225
Stanley	Index	JPY	237,000	3,060	Receive	Dec 2013	29.00%	(7,000)	(7,000)
Morgan	Nikkei 225
Stanley	Index	JPY	353,000	4,603	Receive	Dec 2013	29.00%	(10,312)	(10,312)
Morgan
Stanley	S&P 500 Index	USD	3,000	3,000	Pay	Dec 2013	27.00%	6,343	6,343

				$1,125,256				$582,619	$582,619

Fair value of derivative instruments by risk category. The table below summarizes the fair value of derivatives held by the Fund at April 30, 2012, by risk category:

Risk	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value

Interest rate contracts	Purchased options	$1,404,263	-
Interest rate contracts	Written options	-	($4,157,914)
Interest rate contracts	Interest rate swaps	-	(355,216)
Interest rate contracts	Futures	12,390	-
Foreign exchange contracts	Purchased options	1,003,519	-
Foreign exchange contracts	Written options	-	(568,688)
Foreign exchange contracts	Forward foreign currency contracts	898,053	(2,173,161)
Equity contracts	Purchased options	4,640,780	-
Equity contracts	Written options	-	(2,866,254)
Equity contracts	Futures	3,387,254	(856,598)
Equity contracts	Variance swaps	3,254,610	(2,671,991)
Credit contracts	Credit default swaps	3,763,903	(33,557)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

22

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.

395Q3 4/12
6/12

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Hugh McHaffie

________________________________
Hugh McHaffie
President

Date: June 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie

________________________________
Hugh McHaffie
President

Date: June 25, 2012

/s/ Charles A. Rizzo

________________________________
Charles A. Rizzo
Chief Financial Officer

Date: June 25, 2012